(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on October 2, 2002. Class A shares bear a 0.15% 12b-1 fee. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2002	Life of fund
Fidelity ® Adv Inflation-Protected Bond - CL A	4.30%
Fidelity Adv Inflation-Protected Bond - CL A (incl. 4.75% sales charge)	-0.65%
LB U.S. TIPS	4.81%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, since the fund started on June 26, 2002. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's return to the performance of the Lehman Brothers® U.S. TIPS Index - an index that represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class A's cumulative total return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in Class A will appear in the fund's next report six months from now.

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class A
Performance - continued

Total Return Components

October 2, 2002 (commencement of sale of Class A shares) to October 31,
2002
Dividend returns	0.14%
Capital returns	-2.36%
Total returns	-2.22%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Period ended October 31, 2002	Life of class
Dividends per share	1.50¢
Annualized dividend rate	1.81%
30-day annualized yield	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.41 over the life of the class, you can compare the class' income over this one period. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. Yield information will be reported once Class A has a longer, more stable operating history.

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on October 2, 2002. Class T shares bear a 0.25% 12b-1 fee. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2002	Life of fund
Fidelity Adv Inflation-Protected Bond - CL T	4.30%
Fidelity Adv Inflation-Protected Bond - CL T (incl. 3.50% sales charge)	0.64%
LB U.S. TIPS	4.81%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, since the fund started on June 26, 2002. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's return to the performance of the Lehman Brothers® U.S. TIPS Index - an index that represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class T's cumulative total return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in Class T will appear in the fund's next report six months from now.

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class T
Performance - continued

Total Return Components

October 2, 2002 (commencement of sale of Class T shares) to October 31,
2002
Dividend returns	0.14%
Capital returns	-2.36%
Total returns	-2.22%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Period ended October 31, 2002	Life of class
Dividends per share	1.45¢
Annualized dividend rate	1.76%
30-day annualized yield	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.41 over the life of the class, you can compare the class' income over this one period. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. Yield information will be reported once Class T has a longer, more stable operating history.

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on October 2, 2002. Class B shares bear a 0.90% 12b-1 fee. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class B shares' contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2002	Life of fund
Fidelity Adv Inflation-Protected Bond - CL B	4.23%
Fidelity Adv Inflation-Protected Bond - CL B (incl. contingent deferred sales charge)	-0.77%
LB U.S. TIPS	4.81%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, since the fund started on June 26, 2002. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's return to the performance of the Lehman Brothers® U.S. TIPS Index - an index that represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class B's cumulative total return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in Class B will appear in the fund's next report six months from now.

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class B
Performance - continued

Total Return Components

October 2, 2002 (commencement of sale of Class B shares) to October 31,
2002
Dividend returns	0.08%
Capital returns	-2.36%
Total returns	-2.28%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Period ended October 31, 2002	Life of class
Dividends per share	0.84¢
Annualized dividend rate	1.01%
30-day annualized yield	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.41 over the life of the class, you can compare the class' income over this one period. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. Yield information will be reported once Class B has a longer, more stable operating history.

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on October 2, 2002. Class C shares bear a 1.00% 12b-1 fee. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class C shares' contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2002	Life of fund
Fidelity Adv Inflation-Protected Bond - CL C	4.12%
Fidelity Adv Inflation-Protected Bond - CL C (incl. contingent deferred sales charge)	3.12%
LB U.S. TIPS	4.81%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, since the fund started on June 26, 2002. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's return to the performance of the Lehman Brothers® U.S. TIPS Index - an index that represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class C's cumulative total return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in Class C will appear in the fund's next report six months from now.

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Class C
Performance - continued

Total Return Components

October 2, 2002 (commencement of sale of Class C shares) to October 31,
2002
Dividend returns	0.07%
Capital returns	-2.45%
Total returns	-2.38%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Period ended October 31, 2002	Life of class
Dividends per share	0.76¢
Annualized dividend rate	0.91%
30-day annualized yield	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.41 over the life of the class, you can compare the class' income over this one period. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. Yield information will be reported once Class C has a longer, more stable operating history.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds sparkled during the six-month period that ended October 31, 2002, as the economic recovery slowed and the prospects for a continued favorable interest rate environment firmed. The Lehman Brothers® Aggregate Bond Index, a proxy for taxable-bond performance, returned 5.90%, well ahead of flagging stock markets that in many cases suffered double-digit declines. Negative sentiment toward equities - due to heightened concerns about corporate governance, terrorism and geopolitical unrest - boosted demand for bonds, as risk-averse investors sought out safer havens offering some return on their assets. A strong flight to quality in Treasuries and high-quality, higher-yielding government agency securities resulted, as reflected in the stellar performance of the Lehman Brothers Treasury and U.S. Agency indexes, which registered gains of 8.32% and 7.28%, respectively. Meanwhile, the Lehman Brothers Credit Bond Index posted a distant third-place finish, returning 4.81%. While corporates benefited from some economic improvement, eroding investor confidence in the sector, along with widespread credit-quality downgrades and the resulting liquidity crisis, curbed their advances. The Lehman Brothers Mortgage-Backed Securities Index brought up the rear, returning 4.66%. While enjoying lower volatility and reduced prepayment risk for much of the period, mortgage securities retreated during the summer, as record-low interest rates triggered another massive refinancing wave.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Q. How did the fund perform, Tom?

A. From the fund's inception on June 26, 2002, through October 31, 2002, Class A, Class T, Class B and Class C shares provided total returns of 4.30%, 4.30%, 4.23% and 4.12%, respectively. For the same period, the Lehman Brothers U.S. TIPS Index, which tracks the types of securities in which the fund invests, returned 4.81%. Going forward, we will compare the fund's returns to its benchmark and a Lipper peer group average at six- and 12-month intervals.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What are TIPS, and what is the goal of the fund?

A. TIPS, also known as Treasury Inflation-Protected Securities, are designed so that both the principal and interest payments are adjusted for inflation. The TIPs market totals about $150 billion in 10 bonds outstanding. Turning to the fund, it seeks a total return that exceeds the rate of inflation over the long-term by investing primarily in inflation-protected debt securities - focusing on TIPS. The principal of TIPS is indexed to the Consumer Price Index (CPI-U) so it grows with inflation, thereby preserving real purchasing power. The coupon rate of TIPS is applied to the inflation-adjusted principal, so as the principal increases for inflation, the interest payable will increase as well.

Q. What was the investment environment like from the fund's inception through the end of the period, and how did it affect inflation-protected bonds?

A. The investment backdrop overall was quite favorable for TIPS, and they were among the bond market's top performers during the period. Economic growth decelerated sharply, weakened by rising global political tensions, weak business spending, rising unemployment and declining consumer confidence, among other factors. Furthermore, the stock market continued to come under pressure in response to further disclosures of corporate misdeeds and eroding corporate earnings. The Federal Reserve Board altered its interest rate policy from a neutral stance - in which the risk of inflation and a recession were equally balanced - to a bias toward further interest rate cuts. That change in policy also helped buoy U.S. Treasury bonds, including inflation-protected securities. In addition to benefiting from the Treasury market rally, demand for inflation-protected securities was strong from a number of investor groups, including conservative investors who favored the AAA-rated status that TIPS carry and savers searching for a higher-yielding alternative to money market funds. In addition, there was an increase in the number of inflation-sensitive investors looking for a way to keep pace with inflation over the long term and those looking for a fixed-income product that might hold its value better if interest rates were to rise.

Q. How did you manage the fund during the period?

A. I focused on TIPS, even though the fund can invest in other types of inflation-protected securities. I did that because of my belief that investors in the portfolio are conservative by nature. I also felt they are not looking to take on the credit risk - which is the risk that bond investors can lose money if an issuer defaults or if a bond's credit rating is reduced - associated with corporate bonds. Further, I generally didn't feel that investors were comfortable taking on the foreign exchange risks associated with foreign government bonds.

Q. What's your outlook?

A. We're currently in an environment in which inflation isn't a significant scare in the marketplace. That enables investors to buy inflation protection relatively inexpensively. That said, it's important for investors to recognize that TIPS, like all bonds, are subject to interest rate risk. All interest rates are at historic lows, and TIPS are no exception. So if rates start to move higher, TIPS prices may decline. I'm also somewhat concerned that the ballooning federal budget deficit may put pressure on Treasury securities initially - and ultimately, perhaps, the entire bond market - if the government issues significant amounts of new debt. But I'm hopeful that investors will continue to look to the bond market as a way to diversify their portfolios, a trend that should bode well for the fixed-income markets over the long term.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a total return that exceeds the rate of inflation over the long term

Start date: June 26, 2002

Size: as of October 31, 2002, more than $458 million

Manager: Tom Silvia, since inception; manager, various Fidelity Advisor government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on determining the attractiveness of TIPS:

"TIPS are designed to help investors offset inflation risk. Inflation, while virtually non-existent throughout the past year, can quickly eat away at the value of a bond. Here's how TIPS work: Using the Consumer Price Index as a benchmark, the value of the bond's principal is adjusted to reflect the effects of inflation. A fixed interest rate is paid semiannually on the adjusted amount. At maturity, if inflation has increased the value of the principal, the investor receives the higher value. Because of the built-in inflation protection, these securities usually offer lower coupon rates than Treasuries of similar maturities without the inflation-protected feature. It's useful to think of TIPS as providing insurance against inflation. Since there's so little concern about inflation right now, the cost of insurance against it is relatively cheap. We measure that cost by calculating the inflation rate at which a holder of inflation-linked Treasuries would do better than the holder of ordinary securities. Let's look at a real-life example. At the end of the period, a 10-year Treasury bond carried a yield of 4.10% and a 10-year TIPS carried a yield of 2.59%. If the Consumer Price Index rises an average of about 1.51 percentage points annually over the next 10 years, the TIPS will perform better."

Semiannual Report

Investment Summary

Coupon Distribution as of October 31, 2002
% of fund's investments
Zero coupon bonds	0.5
Less than 2%	0.1
2 - 2.99%	7.1
3 - 3.99%	50.8
4 - 4.99%	36.4
5% and over	2.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2002

Years	11.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2002

Years	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2002 *
Corporate Bonds 2.0%
U.S. Government and Government Agency Obligations 98.1%
Asset-Backed Securities 4.9%
CMOs and Other Mortgage Related Securities 3.6%
Short-Term Investments and Net Other Assets (8.6)%**

* Foreign investments	0.3%
* Inflation Protected	97.8%
* Futures and Swaps	(0.9)%

** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 97.8%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.375% 4/15/32	$ 6,500,000	$ 7,178,881
3.625% 4/15/28	96,500,000	119,153,915
3.875% 4/15/29	13,000,000	16,507,152
U.S. Treasury Inflation-Indexed Notes:
3% 7/15/12	26,000,000	27,474,595
3.375% 1/15/07	10,000,000	12,255,844
3.5% 1/15/11 (a)	59,830,000	67,507,236
3.625% 1/15/08	9,000,000	10,908,497
4.25% 1/15/10	154,400,000	187,211,775
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $447,813,223)		448,197,895
Fixed-Income Funds - 13.1%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $60,000,030)	605,083	59,975,827
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.94%, dated 10/31/02 due 11/1/02) (Cost $9,251,000)	$ 9,251,498	9,251,000
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $517,064,253)		517,424,722
NET OTHER ASSETS - (12.9)%		(59,226,661)
NET ASSETS - 100%		$ 458,198,061
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $681,073,414 and $172,726,902, respectively, of which long-term U.S. government and government agency obligations aggregated $621,073,384 and $172,726,902, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,251,000) (cost $517,064,253) - See accompanying schedule		$ 517,424,722
Cash		879
Receivable for fund shares sold		2,165,046
Interest receivable		3,403,918
Prepaid expenses		103,310
Receivable from investment adviser for expense reductions		85,712
Total assets		523,183,587

Liabilities
Payable for investments purchased Regular delivery	$ 6,185,644
Delayed delivery	57,657,314
Payable for fund shares redeemed	793,739
Distributions payable	45,571
Accrued management fee	165,549
Distribution fees payable	3,106
Other payables and accrued expenses	134,603
Total liabilities		64,985,526

Net Assets		$ 458,198,061
Net Assets consist of:
Paid in capital		$ 456,995,817
Undistributed net investment income		1,372,058
Accumulated undistributed net realized gain (loss) on investments		(530,283)
Net unrealized appreciation (depreciation) on investments		360,469
Net Assets		$ 458,198,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2002 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,435,825 ÷ 138,622 shares)	$ 10.36

Maximum offering price per share (100/95.25 of $10.36)	$ 10.88
Class T: Net Asset Value and redemption price per share ($1,920,979 ÷ 185,412 shares)	$ 10.36

Maximum offering price per share (100/96.50 of $10.36)	$ 10.74
Class B: Net Asset Value and offering price per share ($4,657,286 ÷ 449,558 shares) A	$ 10.36

Class C: Net Asset Value and offering price per share ($3,704,776 ÷ 357,851 shares) A	$ 10.35

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($445,989,244 ÷ 43,020,948 shares)	$ 10.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,951 ÷ 47,297 shares)	$ 10.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	June 26, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

Investment Income
Interest		$ 3,763,256
Expenses
Management fee	$ 412,759
Transfer agent fees	136,416
Distribution fees	3,106
Accounting fees and expenses	31,204
Non-interested trustees' compensation	224
Custodian fees and expenses	2,125
Registration fees	57,306
Audit	16,997
Legal	3,846
Miscellaneous	1,366
Total expenses before reductions	665,349
Expense reductions	(176,696)	488,653
Net investment income (loss)		3,274,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(530,283)
Change in net unrealized appreciation (depreciation) on investment securities		360,469
Net gain (loss)		(169,814)
Net increase (decrease) in net assets resulting from operations		$ 3,104,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

June 26, 2002 (commencement of operations) to October 31, 2002 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,274,603
Net realized gain (loss)	(530,283)
Change in net unrealized appreciation (depreciation)	360,469
Net increase (decrease) in net assets resulting from operations	3,104,789
Distributions to shareholders from net investment income	(1,902,545)
Share transactions - net increase (decrease)	456,995,817
Total increase (decrease) in net assets	458,198,061

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,372,058)	$ 458,198,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.026
Net realized and unrealized gain (loss)	(.261)
Total from investment operations	(.235)
Distributions from net investment income	(.015)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.06% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,436
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.025
Net realized and unrealized gain (loss)	(.260)
Total from investment operations	(.235)
Distributions from net investment income	(.015)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A
Expenses net of voluntary waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,921
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.020
Net realized and unrealized gain (loss)	(.262)
Total from investment operations	(.242)
Distributions from net investment income	(.008)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.88% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,657
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.019
Net realized and unrealized gain (loss)	(.271)
Total from investment operations	(.252)
Distributions from net investment income	(.008)
Net asset value, end of period	$ 10.35
Total Return B, C, D	(2.38)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,705
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.120
Net realized and unrealized gain (loss)	.322 E
Total from investment operations	.442
Distributions from net investment income	(.072)
Net asset value, end of period	$ 10.37
Total Return B, C	4.42%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 445,989
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.028
Net realized and unrealized gain (loss)	(.262)
Total from investment operations	(.234)
Distributions from net investment income	(.016)
Net asset value, end of period	$ 10.36
Total Return B, C	(2.20)%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 490
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Fidelity Inflation-Protected Bond Fund (the original class), Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Fidelity Inflation-Protected Bond Fund on June 26, 2002 and commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on October 2, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,560,550	|
Unrealized depreciation	(3,200,081)
Net unrealized appreciation (depreciation)	$ 360,469
Cost for federal income tax purposes	$ 517,064,253

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2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 91	$ 4
Class T	0%	.25%	192	-
Class B	.65%	.25%	1,551	1,120
Class C	.75%	.25%	1,272	1,272
			$ 3,106	$ 2,396

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,115	$ 2,424
Class T	6,052	3,114
Class B*	138	138
Class C*	698	698
	$ 10,003	$ 6,374

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Inflation-Protected Bond Fund

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 206	.33*
Class T	249	.32*
Class B	756	.42*
Class C	434	.33*
Fidelity Inflation-Protected Bond Fund	134,738	.14*
Institutional Class	33	.13*
	$ 136,416

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $131,531 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 257
Class T	.75%	310
Class B	1.40%	850
Class C	1.50%	495
Fidelity Inflation-Protected Bond Fund	.50%	174,682
Institutional Class	.50%	55
		$ 176,649

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 47

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended October 31, 2002
From net investment income
Class A A	$ 1,023
Class T A	1,308
Class B A	1,503
Class C A	909
Fidelity Inflation-Protected Bond Fund B	1,897,320
Institutional Class A	482
Total	$ 1,902,545

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

B Distributions are for the period June 26, 2002 (commencement of operations) to October 31, 2002.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended October 31, 2002	Period ended October 31, 2002
Class A A
Shares sold	139,236	$ 1,456,265
Reinvestment of distributions	71	738
Shares redeemed	(685)	(7,000)
Net increase (decrease)	138,622	$ 1,450,003
Class T A
Shares sold	193,234	$ 2,014,681
Reinvestment of distributions	116	1,204
Shares redeemed	(7,938)	(81,027)
Net increase (decrease)	185,412	$ 1,934,858
Class B A
Shares sold	450,036	$ 4,684,964
Reinvestment of distributions	132	1,364
Shares redeemed	(610)	(6,401)
Net increase (decrease)	449,558	$ 4,679,927
Class C A
Shares sold	364,576	$ 3,783,069
Reinvestment of distributions	72	744
Shares redeemed	(6,797)	(69,761)
Net increase (decrease)	357,851	$ 3,714,052
Fidelity Inflation-Protected Bond Fund B
Shares sold	55,783,913	$ 577,193,469
Reinvestment of distributions	169,337	1,774,817
Shares redeemed	(12,932,302)	(134,251,300)
Net increase (decrease)	43,020,948	$ 444,716,986
Institutional Class A
Shares sold	47,251	$ 499,518
Reinvestment of distributions	46	473
Net increase (decrease)	47,297	$ 499,991

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

B Share transactions are for the period June 26, 2002 (commencement of operations) to October 31, 2002.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/9/02	12/6/02	$0.05
Class T	12/9/02	12/6/02	$0.05
Class B	12/9/02	12/6/02	$0.05
Class C	12/9/02	12/6/02	$0.05

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
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AIFB-SANN-1202 158364
1.779947.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Inflation-Protected Bond

Fund - Institutional Class

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original retail class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2002	Life of fund
Fidelity ® Adv Inflation-Protected Bond - Inst CL	4.31%
LB U.S. TIPS	4.81%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on June 26, 2002. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Lehman Brothers® U.S. TIPS Index - an index that represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Institutional Class' cumulative total return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in Institutional Class will appear in the fund's next report six months from now.

Semiannual Report

Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class
Performance - continued

Total Return Components

October 2, 2002 (commencement of sale of Institutional Class shares) to October 31,
2002
Dividend returns	0.16%
Capital returns	-2.36%
Total returns	-2.20%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Period ended October 31, 2002	Life of class
Dividends per share	1.64¢
Annualized dividend rate	1.98%
30-day annualized yield	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.41 over the life of the class, you can compare the class' income over this one period. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Institutional Class has a longer, more stable operating history.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds sparkled during the six-month period that ended October 31, 2002, as the economic recovery slowed and the prospects for a continued favorable interest rate environment firmed. The Lehman Brothers® Aggregate Bond Index, a proxy for taxable-bond performance, returned 5.90%, well ahead of flagging stock markets that in many cases suffered double-digit declines. Negative sentiment toward equities - due to heightened concerns about corporate governance, terrorism and geopolitical unrest - boosted demand for bonds, as risk-averse investors sought out safer havens offering some return on their assets. A strong flight to quality in Treasuries and high-quality, higher-yielding government agency securities resulted, as reflected in the stellar performance of the Lehman Brothers Treasury and U.S. Agency indexes, which registered gains of 8.32% and 7.28%, respectively. Meanwhile, the Lehman Brothers Credit Bond Index posted a distant third-place finish, returning 4.81%. While corporates benefited from some economic improvement, eroding investor confidence in the sector, along with widespread credit-quality downgrades and the resulting liquidity crisis, curbed their advances. The Lehman Brothers Mortgage-Backed Securities Index brought up the rear, returning 4.66%. While enjoying lower volatility and reduced prepayment risk for much of the period, mortgage securities retreated during the summer, as record-low interest rates triggered another massive refinancing wave.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund

Q. How did the fund perform, Tom?

A. From the fund's inception on June 26, 2002, through October 31, 2002, Institutional Class shares provided a total return of 4.31%. For the same period, the Lehman Brothers U.S. TIPS Index, which tracks the types of securities in which the fund invests, returned 4.81%. Going forward, we will compare the fund's returns to its benchmark and a Lipper peer group average at six- and 12-month intervals.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What are TIPS, and what is the goal of the fund?

A. TIPS, also known as Treasury Inflation-Protected Securities, are designed so that both the principal and interest payments are adjusted for inflation. The TIPs market totals about $150 billion in 10 bonds outstanding. Turning to the fund, it seeks a total return that exceeds the rate of inflation over the long-term by investing primarily in inflation-protected debt securities - focusing on TIPS. The principal of TIPS is indexed to the Consumer Price Index (CPI-U) so it grows with inflation, thereby preserving real purchasing power. The coupon rate of TIPS is applied to the inflation-adjusted principal, so as the principal increases for inflation, the interest payable will increase as well.

Q. What was the investment environment like from the fund's inception through the end of the period, and how did it affect inflation-protected bonds?

A. The investment backdrop overall was quite favorable for TIPS, and they were among the bond market's top performers during the period. Economic growth decelerated sharply, weakened by rising global political tensions, weak business spending, rising unemployment and declining consumer confidence, among other factors. Furthermore, the stock market continued to come under pressure in response to further disclosures of corporate misdeeds and eroding corporate earnings. The Federal Reserve Board altered its interest rate policy from a neutral stance - in which the risk of inflation and a recession were equally balanced - to a bias toward further interest rate cuts. That change in policy also helped buoy U.S. Treasury bonds, including inflation-protected securities. In addition to benefiting from the Treasury market rally, demand for inflation-protected securities was strong from a number of investor groups, including conservative investors who favored the AAA-rated status that TIPS carry and savers searching for a higher-yielding alternative to money market funds. In addition, there was an increase in the number of inflation-sensitive investors looking for a way to keep pace with inflation over the long term and those looking for a fixed-income product that might hold its value better if interest rates were to rise.

Q. How did you manage the fund during the period?

A. I focused on TIPS, even though the fund can invest in other types of inflation-protected securities. I did that because of my belief that investors in the portfolio are conservative by nature. I also felt they are not looking to take on the credit risk - which is the risk that bond investors can lose money if an issuer defaults or if a bond's credit rating is reduced - associated with corporate bonds. Further, I generally didn't feel that investors were comfortable taking on the foreign exchange risks associated with foreign government bonds.

Q. What's your outlook?

A. We're currently in an environment in which inflation isn't a significant scare in the marketplace. That enables investors to buy inflation protection relatively inexpensively. That said, it's important for investors to recognize that TIPS, like all bonds, are subject to interest rate risk. All interest rates are at historic lows, and TIPS are no exception. So if rates start to move higher, TIPS prices may decline. I'm also somewhat concerned that the ballooning federal budget deficit may put pressure on Treasury securities initially - and ultimately, perhaps, the entire bond market - if the government issues significant amounts of new debt. But I'm hopeful that investors will continue to look to the bond market as a way to .diversify their portfolios, a trend that should bode well for the fixed-income markets over the long term.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a total return that exceeds the rate of inflation over the long term

Start date: June 26, 2002

Size: as of October 31, 2002, more than $458 million

Manager: Tom Silvia, since inception; manager, various Fidelity Advisor government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on determining the attractiveness of TIPS:

"TIPS are designed to help investors offset inflation risk. Inflation, while virtually non-existent throughout the past year, can quickly eat away at the value of a bond. Here's how TIPS work: Using the Consumer Price Index as a benchmark, the value of the bond's principal is adjusted to reflect the effects of inflation. A fixed interest rate is paid semiannually on the adjusted amount. At maturity, if inflation has increased the value of the principal, the investor receives the higher value. Because of the built-in inflation protection, these securities usually offer lower coupon rates than Treasuries of similar maturities without the inflation-protected feature. It's useful to think of TIPS as providing insurance against inflation. Since there's so little concern about inflation right now, the cost of insurance against it is relatively cheap. We measure that cost by calculating the inflation rate at which a holder of inflation-linked Treasuries would do better than the holder of ordinary securities. Let's look at a real-life example. At the end of the period, a 10-year Treasury bond carried a yield of 4.10% and a 10-year TIPS carried a yield of 2.59%. If the Consumer Price Index rises an average of about 1.51 percentage points annually over the next 10 years, the TIPS will perform better."

Semiannual Report

Investment Summary

Coupon Distribution as of October 31, 2002
% of fund's investments
Zero coupon bonds	0.5
Less than 2%	0.1
2 - 2.99%	7.1
3 - 3.99%	50.8
4 - 4.99%	36.4
5% and over	2.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2002

Years	11.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2002

Years	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2002 *
Corporate Bonds 2.0%
U.S. Government and Government Agency Obligations 98.1%
Asset-Backed Securities 4.9%
CMOs and Other Mortgage Related Securities 3.6%
Short-Term Investments and Net Other Assets (8.6)%**

* Foreign investments	0.3%
* Inflation Protected	97.8%
* Futures and Swaps	(0.9)%

** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 97.8%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.375% 4/15/32	$ 6,500,000	$ 7,178,881
3.625% 4/15/28	96,500,000	119,153,915
3.875% 4/15/29	13,000,000	16,507,152
U.S. Treasury Inflation-Indexed Notes:
3% 7/15/12	26,000,000	27,474,595
3.375% 1/15/07	10,000,000	12,255,844
3.5% 1/15/11 (a)	59,830,000	67,507,236
3.625% 1/15/08	9,000,000	10,908,497
4.25% 1/15/10	154,400,000	187,211,775
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $447,813,223)		448,197,895
Fixed-Income Funds - 13.1%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $60,000,030)	605,083	59,975,827
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.94%, dated 10/31/02 due 11/1/02) (Cost $9,251,000)	$ 9,251,498	9,251,000
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $517,064,253)		517,424,722
NET OTHER ASSETS - (12.9)%		(59,226,661)
NET ASSETS - 100%		$ 458,198,061
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $681,073,414 and $172,726,902, respectively, of which long-term U.S. government and government agency obligations aggregated $621,073,384 and $172,726,902, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,251,000) (cost $517,064,253) - See accompanying schedule		$ 517,424,722
Cash		879
Receivable for fund shares sold		2,165,046
Interest receivable		3,403,918
Prepaid expenses		103,310
Receivable from investment adviser for expense reductions		85,712
Total assets		523,183,587

Liabilities
Payable for investments purchased Regular delivery	$ 6,185,644
Delayed delivery	57,657,314
Payable for fund shares redeemed	793,739
Distributions payable	45,571
Accrued management fee	165,549
Distribution fees payable	3,106
Other payables and accrued expenses	134,603
Total liabilities		64,985,526

Net Assets		$ 458,198,061
Net Assets consist of:
Paid in capital		$ 456,995,817
Undistributed net investment income		1,372,058
Accumulated undistributed net realized gain (loss) on investments		(530,283)
Net unrealized appreciation (depreciation) on investments		360,469
Net Assets		$ 458,198,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2002 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,435,825 ÷ 138,622 shares)	$ 10.36

Maximum offering price per share (100/95.25 of $10.36)	$ 10.88
Class T: Net Asset Value and redemption price per share ($1,920,979 ÷ 185,412 shares)	$ 10.36

Maximum offering price per share (100/96.50 of $10.36)	$ 10.74
Class B: Net Asset Value and offering price per share ($4,657,286 ÷ 449,558 shares) A	$ 10.36

Class C: Net Asset Value and offering price per share ($3,704,776 ÷ 357,851 shares) A	$ 10.35

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($445,989,244 ÷ 43,020,948 shares)	$ 10.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,951 ÷ 47,297 shares)	$ 10.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	June 26, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

Investment Income
Interest		$ 3,763,256
Expenses
Management fee	$ 412,759
Transfer agent fees	136,416
Distribution fees	3,106
Accounting fees and expenses	31,204
Non-interested trustees' compensation	224
Custodian fees and expenses	2,125
Registration fees	57,306
Audit	16,997
Legal	3,846
Miscellaneous	1,366
Total expenses before reductions	665,349
Expense reductions	(176,696)	488,653
Net investment income (loss)		3,274,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(530,283)
Change in net unrealized appreciation (depreciation) on investment securities		360,469
Net gain (loss)		(169,814)
Net increase (decrease) in net assets resulting from operations		$ 3,104,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

June 26, 2002 (commencement of operations) to October 31, 2002 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,274,603
Net realized gain (loss)	(530,283)
Change in net unrealized appreciation (depreciation)	360,469
Net increase (decrease) in net assets resulting from operations	3,104,789
Distributions to shareholders from net investment income	(1,902,545)
Share transactions - net increase (decrease)	456,995,817
Total increase (decrease) in net assets	458,198,061

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,372,058)	$ 458,198,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.026
Net realized and unrealized gain (loss)	(.261)
Total from investment operations	(.235)
Distributions from net investment income	(.015)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.06% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,436
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.025
Net realized and unrealized gain (loss)	(.260)
Total from investment operations	(.235)
Distributions from net investment income	(.015)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A
Expenses net of voluntary waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,921
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.020
Net realized and unrealized gain (loss)	(.262)
Total from investment operations	(.242)
Distributions from net investment income	(.008)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.88% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,657
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.019
Net realized and unrealized gain (loss)	(.271)
Total from investment operations	(.252)
Distributions from net investment income	(.008)
Net asset value, end of period	$ 10.35
Total Return B, C, D	(2.38)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,705
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.120
Net realized and unrealized gain (loss)	.322 E
Total from investment operations	.442
Distributions from net investment income	(.072)
Net asset value, end of period	$ 10.37
Total Return B, C	4.42%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 445,989
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.028
Net realized and unrealized gain (loss)	(.262)
Total from investment operations	(.234)
Distributions from net investment income	(.016)
Net asset value, end of period	$ 10.36
Total Return B, C	(2.20)%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 490
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Fidelity Inflation-Protected Bond Fund (the original class), Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Fidelity Inflation-Protected Bond Fund on June 26, 2002 and commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on October 2, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,560,550	|
Unrealized depreciation	(3,200,081)
Net unrealized appreciation (depreciation)	$ 360,469
Cost for federal income tax purposes	$ 517,064,253

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2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 91	$ 4
Class T	0%	.25%	192	-
Class B	.65%	.25%	1,551	1,120
Class C	.75%	.25%	1,272	1,272
			$ 3,106	$ 2,396

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,115	$ 2,424
Class T	6,052	3,114
Class B*	138	138
Class C*	698	698
	$ 10,003	$ 6,374

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Inflation-Protected Bond Fund

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 206	.33*
Class T	249	.32*
Class B	756	.42*
Class C	434	.33*
Fidelity Inflation-Protected Bond Fund	134,738	.14*
Institutional Class	33	.13*
	$ 136,416

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $131,531 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 257
Class T	.75%	310
Class B	1.40%	850
Class C	1.50%	495
Fidelity Inflation-Protected Bond Fund	.50%	174,682
Institutional Class	.50%	55
		$ 176,649

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 47

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended October 31, 2002
From net investment income
Class A A	$ 1,023
Class T A	1,308
Class B A	1,503
Class C A	909
Fidelity Inflation-Protected Bond Fund B	1,897,320
Institutional Class A	482
Total	$ 1,902,545

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

B Distributions are for the period June 26, 2002 (commencement of operations) to October 31, 2002.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended October 31, 2002	Period ended October 31, 2002
Class A A
Shares sold	139,236	$ 1,456,265
Reinvestment of distributions	71	738
Shares redeemed	(685)	(7,000)
Net increase (decrease)	138,622	$ 1,450,003
Class T A
Shares sold	193,234	$ 2,014,681
Reinvestment of distributions	116	1,204
Shares redeemed	(7,938)	(81,027)
Net increase (decrease)	185,412	$ 1,934,858
Class B A
Shares sold	450,036	$ 4,684,964
Reinvestment of distributions	132	1,364
Shares redeemed	(610)	(6,401)
Net increase (decrease)	449,558	$ 4,679,927
Class C A
Shares sold	364,576	$ 3,783,069
Reinvestment of distributions	72	744
Shares redeemed	(6,797)	(69,761)
Net increase (decrease)	357,851	$ 3,714,052
Fidelity Inflation-Protected Bond Fund B
Shares sold	55,783,913	$ 577,193,469
Reinvestment of distributions	169,337	1,774,817
Shares redeemed	(12,932,302)	(134,251,300)
Net increase (decrease)	43,020,948	$ 444,716,986
Institutional Class A
Shares sold	47,251	$ 499,518
Reinvestment of distributions	46	473
Net increase (decrease)	47,297	$ 499,991

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

B Share transactions are for the period June 26, 2002 (commencement of operations) to October 31, 2002.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/9/02	12/6/02	$0.05

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIFBI-SANN-1202 158365
1.779948.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Inflation-Protected Bond

Fund

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Period ended October 31, 2002	Life of fund
Fidelity® Inflation-Protected Bond Fund	4.42%
LB U.S. TIPS	4.81%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, since the fund started on June 26, 2002. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Fidelity Inflation-Protected Bond Fund's return to the performance of the Lehman Brothers® U.S. TIPS Index - an index that represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The benchmark includes reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Fidelity Inflation-Protected Bond Fund's cumulative total return and show you what would have happened if Fidelity Inflation-Protected Bond Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in Fidelity Inflation-Protected Bond Fund will appear in the fund's next report six months from now.

Semiannual Report

Performance - continued

Total Return Components

June 26, 2002 (commencement of operations) to October 31,
2002
Dividend returns	0.72%
Capital returns	3.70%
Total returns	4.42%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Life of class
Dividends per share	1.74¢	7.24¢
Annualized dividend rate	1.96%	2.01%
30-day annualized yield	1.93%	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.43 over the past one month, and $10.33 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 1.72%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds sparkled during the six-month period that ended October 31, 2002, as the economic recovery slowed and the prospects for a continued favorable interest rate environment firmed. The Lehman Brothers® Aggregate Bond Index, a proxy for taxable-bond performance, returned 5.90%, well ahead of flagging stock markets that in many cases suffered double-digit declines. Negative sentiment toward equities - due to heightened concerns about corporate governance, terrorism and geopolitical unrest - boosted demand for bonds, as risk-averse investors sought out safer havens offering some return on their assets. A strong flight to quality in Treasuries and high-quality, higher-yielding government agency securities resulted, as reflected in the stellar performance of the Lehman Brothers Treasury and U.S. Agency indexes, which registered gains of 8.32% and 7.28%, respectively. Meanwhile, the Lehman Brothers Credit Bond Index posted a distant third-place finish, returning 4.81%. While corporates benefited from some economic improvement, eroding investor confidence in the sector, along with widespread credit-quality downgrades and the resulting liquidity crisis, curbed their advances. The Lehman Brothers Mortgage-Backed Securities Index brought up the rear, returning 4.66%. While enjoying lower volatility and reduced prepayment risk for much of the period, mortgage securities retreated during the summer, as record-low interest rates triggered another massive refinancing wave.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Inflation-Protected Bond Fund

Q. How did the fund perform, Tom?

A. From the fund's inception on June 26, 2002, through October 31, 2002, Fidelity Inflation-Protected Bond Fund provided a total return of 4.42%. For the same period, the Lehman Brothers U.S. TIPS Index, which tracks the types of securities in which the fund invests, returned 4.81%. Going forward, we will compare the fund's returns to its benchmark and a Lipper peer group average at six- and 12-month intervals.

Q. What are TIPS, and what is the goal of the fund?

A. TIPS, also known as Treasury Inflation-Protected Securities, are designed so that both the principal and interest payments are adjusted for inflation. The TIPs market totals about $150 billion in 10 bonds outstanding. Turning to the fund, it seeks a total return that exceeds the rate of inflation over the long-term by investing primarily in inflation-protected debt securities - focusing on TIPS. The principal of TIPS is indexed to the Consumer Price Index (CPI-U) so it grows with inflation, thereby preserving real purchasing power. The coupon rate of TIPS is applied to the inflation-adjusted principal, so as the principal increases for inflation, the interest payable will increase as well.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was the investment environment like from the fund's inception through the end of the period, and how did it affect inflation-protected bonds?

A. The investment backdrop overall was quite favorable for TIPS, and they were among the bond market's top performers during the period. Economic growth decelerated sharply, weakened by rising global political tensions, weak business spending, rising unemployment and declining consumer confidence, among other factors. Furthermore, the stock market continued to come under pressure in response to further disclosures of corporate misdeeds and eroding corporate earnings. The Federal Reserve Board altered its interest rate policy from a neutral stance - in which the risk of inflation and a recession were equally balanced - to a bias toward further interest rate cuts. That change in policy also helped buoy U.S. Treasury bonds, including inflation-protected securities. In addition to benefiting from the Treasury market rally, demand for inflation-protected securities was strong from a number of investor groups, including conservative investors who favored the AAA-rated status that TIPS carry and savers searching for a higher-yielding alternative to money market funds. In addition, there was an increase in the number of inflation-sensitive investors looking for a way to keep pace with inflation over the long term and those looking for a fixed-income product that might hold its value better if interest rates were to rise.

Q. How did you manage the fund during the period?

A. I focused on TIPS, even though the fund can invest in other types of inflation-protected securities. I did that because of my belief that investors in the portfolio are conservative by nature. I also felt they are not looking to take on the credit risk - which is the risk that bond investors can lose money if an issuer defaults or if a bond's credit rating is reduced - associated with corporate bonds. Further, I generally didn't feel that investors were comfortable taking on the foreign exchange risks associated with foreign government bonds.

Q. What's your outlook?

A. We're currently in an environment in which inflation isn't a significant scare in the marketplace. That enables investors to buy inflation protection relatively inexpensively. That said, it's important for investors to recognize that TIPS, like all bonds, are subject to interest rate risk. All interest rates are at historic lows, and TIPS are no exception. So if rates start to move higher, TIPS prices may decline. I'm also somewhat concerned that the ballooning federal budget deficit may put pressure on Treasury securities initially - and ultimately, perhaps, the entire bond market - if the government issues significant amounts of new debt. But I'm hopeful that investors will continue to look to the bond market as a way to diversify their portfolios, a trend that should bode well for the fixed-income markets over the long term.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a total return that exceeds the rate of inflation over the long term

Fund number: 794

Trading symbol: FINPX

Start date: June 26, 2002

Size: as of October 31, 2002, more than $458 million

Manager: Tom Silvia, since inception; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on determining the attractiveness of TIPS:

"TIPS are designed to help investors offset inflation risk. Inflation, while virtually non-existent throughout the past year, can quickly eat away at the value of a bond. Here's how TIPS work: Using the Consumer Price Index as a benchmark, the value of the bond's principal is adjusted to reflect the effects of inflation. A fixed interest rate is paid semiannually on the adjusted amount. At maturity, if inflation has increased the value of the principal, the investor receives the higher value. Because of the built-in inflation protection, these securities usually offer lower coupon rates than Treasuries of similar maturities without the inflation-protected feature. It's useful to think of TIPS as providing insurance against inflation. Since there's so little concern about inflation right now, the cost of insurance against it is relatively cheap. We measure that cost by calculating the inflation rate at which a holder of inflation-linked Treasuries would do better than the holder of ordinary securities. Let's look at a real-life example. At the end of the period, a 10-year Treasury bond carried a yield of 4.10% and a 10-year TIPS carried a yield of 2.59%. If the Consumer Price Index rises an average of about 1.51 percentage points annually over the next 10 years, the TIPS will perform better."

Semiannual Report

Investment Summary

Coupon Distribution as of October 31, 2002
% of fund's investments
Zero coupon bonds	0.5
Less than 2%	0.1
2 - 2.99%	7.1
3 - 3.99%	50.8
4 - 4.99%	36.4
5% and over	2.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments. The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2002

Years	11.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2002

Years	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2002 *
Corporate Bonds 2.0%
U.S. Government and Government Agency Obligations 98.1%
Asset-Backed Securities 4.9%
CMOs and Other Mortgage Related Securities 3.6%
Short-Term Investments and Net Other Assets (8.6)%**

* Foreign investments	0.3%
* Inflation Protected	97.8%
* Futures and Swaps	(0.9)%

** Short-Term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 97.8%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
3.375% 4/15/32	$ 6,500,000	$ 7,178,881
3.625% 4/15/28	96,500,000	119,153,915
3.875% 4/15/29	13,000,000	16,507,152
U.S. Treasury Inflation-Indexed Notes:
3% 7/15/12	26,000,000	27,474,595
3.375% 1/15/07	10,000,000	12,255,844
3.5% 1/15/11 (a)	59,830,000	67,507,236
3.625% 1/15/08	9,000,000	10,908,497
4.25% 1/15/10	154,400,000	187,211,775
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $447,813,223)		448,197,895
Fixed-Income Funds - 13.1%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $60,000,030)	605,083	59,975,827
Cash Equivalents - 2.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.94%, dated 10/31/02 due 11/1/02) (Cost $9,251,000)	$ 9,251,498	9,251,000
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $517,064,253)		517,424,722
NET OTHER ASSETS - (12.9)%		(59,226,661)
NET ASSETS - 100%		$ 458,198,061
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $681,073,414 and $172,726,902, respectively, of which long-term U.S. government and government agency obligations aggregated $621,073,384 and $172,726,902, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,251,000) (cost $517,064,253) - See accompanying schedule		$ 517,424,722
Cash		879
Receivable for fund shares sold		2,165,046
Interest receivable		3,403,918
Prepaid expenses		103,310
Receivable from investment adviser for expense reductions		85,712
Total assets		523,183,587

Liabilities
Payable for investments purchased Regular delivery	$ 6,185,644
Delayed delivery	57,657,314
Payable for fund shares redeemed	793,739
Distributions payable	45,571
Accrued management fee	165,549
Distribution fees payable	3,106
Other payables and accrued expenses	134,603
Total liabilities		64,985,526

Net Assets		$ 458,198,061
Net Assets consist of:
Paid in capital		$ 456,995,817
Undistributed net investment income		1,372,058
Accumulated undistributed net realized gain (loss) on investments		(530,283)
Net unrealized appreciation (depreciation) on investments		360,469
Net Assets		$ 458,198,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2002 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,435,825 ÷ 138,622 shares)	$ 10.36

Maximum offering price per share (100/95.25 of $10.36)	$ 10.88
Class T: Net Asset Value and redemption price per share ($1,920,979 ÷ 185,412 shares)	$ 10.36

Maximum offering price per share (100/96.50 of $10.36)	$ 10.74
Class B: Net Asset Value and offering price per share ($4,657,286 ÷ 449,558 shares) A	$ 10.36

Class C: Net Asset Value and offering price per share ($3,704,776 ÷ 357,851 shares) A	$ 10.35

Fidelity Inflation-Protected Bond Fund: Net Asset Value, offering price and redemption price per share ($445,989,244 ÷ 43,020,948 shares)	$ 10.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,951 ÷ 47,297 shares)	$ 10.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	June 26, 2002 (commencement of operations) to October 31, 2002 (Unaudited)

Investment Income
Interest		$ 3,763,256
Expenses
Management fee	$ 412,759
Transfer agent fees	136,416
Distribution fees	3,106
Accounting fees and expenses	31,204
Non-interested trustees' compensation	224
Custodian fees and expenses	2,125
Registration fees	57,306
Audit	16,997
Legal	3,846
Miscellaneous	1,366
Total expenses before reductions	665,349
Expense reductions	(176,696)	488,653
Net investment income (loss)		3,274,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(530,283)
Change in net unrealized appreciation (depreciation) on investment securities		360,469
Net gain (loss)		(169,814)
Net increase (decrease) in net assets resulting from operations		$ 3,104,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

June 26, 2002 (commencement of operations) to October 31, 2002 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,274,603
Net realized gain (loss)	(530,283)
Change in net unrealized appreciation (depreciation)	360,469
Net increase (decrease) in net assets resulting from operations	3,104,789
Distributions to shareholders from net investment income	(1,902,545)
Share transactions - net increase (decrease)	456,995,817
Total increase (decrease) in net assets	458,198,061

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,372,058)	$ 458,198,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.026
Net realized and unrealized gain (loss)	(.261)
Total from investment operations	(.235)
Distributions from net investment income	(.015)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.06% A
Expenses net of voluntary waivers, if any	.65% A
Expenses net of all reductions	.65% A
Net investment income (loss)	3.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,436
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.025
Net realized and unrealized gain (loss)	(.260)
Total from investment operations	(.235)
Distributions from net investment income	(.015)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A
Expenses net of voluntary waivers, if any	.75% A
Expenses net of all reductions	.75% A
Net investment income (loss)	3.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,921
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.020
Net realized and unrealized gain (loss)	(.262)
Total from investment operations	(.242)
Distributions from net investment income	(.008)
Net asset value, end of period	$ 10.36
Total Return B, C, D	(2.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.88% A
Expenses net of voluntary waivers, if any	1.40% A
Expenses net of all reductions	1.40% A
Net investment income (loss)	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,657
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.019
Net realized and unrealized gain (loss)	(.271)
Total from investment operations	(.252)
Distributions from net investment income	(.008)
Net asset value, end of period	$ 10.35
Total Return B, C, D	(2.38)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.50% A
Net investment income (loss)	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,705
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Inflation-Protected Bond Fund

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.120
Net realized and unrealized gain (loss)	.322 E
Total from investment operations	.442
Distributions from net investment income	(.072)
Net asset value, end of period	$ 10.37
Total Return B, C	4.42%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 445,989
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F For the period June 26, 2002 (commencement of operations) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.028
Net realized and unrealized gain (loss)	(.262)
Total from investment operations	(.234)
Distributions from net investment income	(.016)
Net asset value, end of period	$ 10.36
Total Return B, C	(2.20)%
Ratios to Average Net Assets F
Expenses before expense reductions	.71% A
Expenses net of voluntary waivers, if any	.50% A
Expenses net of all reductions	.50% A
Net investment income (loss)	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 490
Portfolio turnover rate	177% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Fidelity Inflation-Protected Bond Fund (the original class), Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Fidelity Inflation-Protected Bond Fund on June 26, 2002 and commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on October 2, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,560,550	|
Unrealized depreciation	(3,200,081)
Net unrealized appreciation (depreciation)	$ 360,469
Cost for federal income tax purposes	$ 517,064,253

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 91	$ 4
Class T	0%	.25%	192	-
Class B	.65%	.25%	1,551	1,120
Class C	.75%	.25%	1,272	1,272
			$ 3,106	$ 2,396

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,115	$ 2,424
Class T	6,052	3,114
Class B*	138	138
Class C*	698	698
	$ 10,003	$ 6,374

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Inflation-Protected Bond Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Fidelity Inflation-Protected Bond Fund

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 206	.33*
Class T	249	.32*
Class B	756	.42*
Class C	434	.33*
Fidelity Inflation-Protected Bond Fund	134,738	.14*
Institutional Class	33	.13*
	$ 136,416

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $131,531 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 257
Class T	.75%	310
Class B	1.40%	850
Class C	1.50%	495
Fidelity Inflation-Protected Bond Fund	.50%	174,682
Institutional Class	.50%	55
		$ 176,649

In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Inflation-Protected Bond Fund	$ 47

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended October 31, 2002
From net investment income
Class A A	$ 1,023
Class T A	1,308
Class B A	1,503
Class C A	909
Fidelity Inflation-Protected Bond Fund B	1,897,320
Institutional Class A	482
Total	$ 1,902,545

A Distributions are for the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

B Distributions are for the period June 26, 2002 (commencement of operations) to October 31, 2002.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
	Period ended October 31, 2002	Period ended October 31, 2002
Class A A
Shares sold	139,236	$ 1,456,265
Reinvestment of distributions	71	738
Shares redeemed	(685)	(7,000)
Net increase (decrease)	138,622	$ 1,450,003
Class T A
Shares sold	193,234	$ 2,014,681
Reinvestment of distributions	116	1,204
Shares redeemed	(7,938)	(81,027)
Net increase (decrease)	185,412	$ 1,934,858
Class B A
Shares sold	450,036	$ 4,684,964
Reinvestment of distributions	132	1,364
Shares redeemed	(610)	(6,401)
Net increase (decrease)	449,558	$ 4,679,927
Class C A
Shares sold	364,576	$ 3,783,069
Reinvestment of distributions	72	744
Shares redeemed	(6,797)	(69,761)
Net increase (decrease)	357,851	$ 3,714,052
Fidelity Inflation-Protected Bond Fund B
Shares sold	55,783,913	$ 577,193,469
Reinvestment of distributions	169,337	1,774,817
Shares redeemed	(12,932,302)	(134,251,300)
Net increase (decrease)	43,020,948	$ 444,716,986
Institutional Class A
Shares sold	47,251	$ 499,518
Reinvestment of distributions	46	473
Net increase (decrease)	47,297	$ 499,991

A Share transactions are for the period October 2, 2002 (commencement of sale of shares) to October 31, 2002.

B Share transactions are for the period June 26, 2002 (commencement of operations) to October 31, 2002.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Inflation-Protected Bond Fund	12/9/02	12/6/02	$0.05

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
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1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IFB-SANN-1202 158366
1.779949.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Investment Grade Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The initial offering of Class A shares took place on August 27, 2002. Class A shares bear a 0.15% 12b-1 fee. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - CL A	4.59%	4.31%	38.22%	97.88%
Fidelity Adv Investment Grade Bond - CL A (incl. 4.75% sales charge)	-0.38%	-0.65%	31.66%	88.48%
LB Aggregate Bond	5.90%	5.89%	43.06%	105.51%
Intermediate Investment Grade Debt Funds Average	4.25%	3.71%	34.81%	90.42%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - CL A	4.31%	6.69%	7.06%
Fidelity Adv Investment Grade Bond - CL A (incl. 4.75% sales charge)	-0.65%	5.65%	6.54%
LB Aggregate Bond	5.89%	7.42%	7.47%
Intermediate Investment Grade Debt Funds Average	3.71%	6.14%	6.63%

Average annual total returns take Class A's cumulative total return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class A
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Class A on October 31, 1992, and the current 4.75% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

August 27, 2002 (commencement of sale of Class A shares) to October 31,
2002
Dividend returns	0.69%
Capital returns	0.67%
Total returns	1.36%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Life of class
Dividends per shares	2.35¢	5.20¢
Annualized dividend rate	3.69%	3.88%
30-day annualized yield	3.49%	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize these numbers, based on an average share price of $7.49 over the past one month, and $7.52 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The initial offering of Class T shares took place on August 27, 2002. Class T shares bear a 0.25% 12b-1 fee. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - CL T	4.57%	4.29%	38.20%	97.85%
Fidelity Adv Investment Grade Bond - CL T (incl. 3.50% sales charge)	0.91%	0.64%	33.36%	90.92%
LB Aggregate Bond	5.90%	5.89%	43.06%	105.51%
Intermediate Investment Grade Debt Funds Average	4.25%	3.71%	34.81%	90.42%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - CL T	4.29%	6.68%	7.06%
Fidelity Adv Investment Grade Bond - CL T (incl. 3.50% sales charge)	0.64%	5.93%	6.68%
LB Aggregate Bond	5.89%	7.42%	7.47%
Intermediate Investment Grade Debt Funds Average	3.71%	6.14%	6.63%

Average annual total returns take Class T's cumulative total return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Class T on October 31, 1992, and the current 3.50% sales charge was paid. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class T
Performance - continued

Total Return Components

August 27, 2002 (commencement of sale of Class T shares) to October 31,
2002
Dividend returns	0.68%
Capital returns	0.67%
Total returns	1.35%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Life of class
Dividends per shares	2.29¢	5.07¢
Annualized dividend rate	3.60%	3.78%
30-day annualized yield	3.46%	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize these numbers, based on an average share price of $7.49 over the past one month, and $7.52 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The initial offering of Class B shares took place on August 27, 2002. Class B shares bear a 0.90% 12b-1 fee. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - CL B	4.58%	4.30%	38.21%	97.87%
Fidelity Adv Investment Grade Bond - CL B (incl. contingent deferred sales charge)	-0.42%	-0.70%	36.21%	97.87%
LB Aggregate Bond	5.90%	5.89%	43.06%	105.51%
Intermediate Investment Grade Debt Funds Average	4.25%	3.71%	34.81%	90.42%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - CL B	4.30%	6.69%	7.06%
Fidelity Adv Investment Grade Bond - CL B (incl. contingent deferred sales charge)	-0.70%	6.38%	7.06%
LB Aggregate Bond	5.89%	7.42%	7.47%
Intermediate Investment Grade Debt Funds Average	3.71%	6.14%	6.63%

Average annual total returns take Class B's cumulative total return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Class B on October 31, 1992. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class B
Performance - continued

Total Return Components

August 27, 2002 (commencement of sale of Class B shares) to October 31,
2002
Dividend returns	0.56%
Capital returns	0.80%
Total returns	1.36%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Life of class
Dividends per shares	1.87¢	4.15¢
Annualized dividend rate	2.94%	3.10%
30-day annualized yield	2.93%	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize these numbers, based on an average share price of $7.49 over the past one month, and $7.52 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The initial offering of Class C shares took place on August 27, 2002. Class C shares bear a 1.00% 12b-1 fee. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - CL C	4.43%	4.14%	38.00%	97.57%
Fidelity Adv Investment Grade Bond - CL C (incl. contingent deferred sales charge)	3.43%	3.14%	38.00%	97.57%
LB Aggregate Bond	5.90%	5.89%	43.06%	105.51%
Intermediate Investment Grade Debt Funds Average	4.25%	3.71%	34.81%	90.42%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - CL C	4.14%	6.65%	7.05%
Fidelity Adv Investment Grade Bond - CL C (incl. contingent deferred sales charge)	3.14%	6.65%	7.05%
LB Aggregate Bond	5.89%	7.42%	7.47%
Intermediate Investment Grade Debt Funds Average	3.71%	6.14%	6.63%

Average annual total returns take Class C's cumulative total return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Class C on October 31, 1992. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Class C
Performance - continued

Total Return Components

August 27, 2002 (commencement of sale of Class C shares) to October 31,
2002
Dividend returns	0.53%
Capital returns	0.67%
Total returns	1.20%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Life of class
Dividends per shares	1.80¢	4.01¢
Annualized dividend rate	2.83%	2.99%
30-day annualized yield	2.86%	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize these numbers, based on an average share price of $7.49 over the past one month, and $7.52 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds sparkled during the six-month period that ended October 31, 2002, as the economic recovery slowed and the prospects for a continued favorable interest rate environment firmed. The Lehman Brothers® Aggregate Bond Index, a proxy for taxable-bond performance, returned 5.90%, well ahead of flagging stock markets that in many cases suffered double-digit declines. Negative sentiment toward equities - due to heightened concerns about corporate governance, terrorism and geopolitical unrest - boosted demand for bonds, as risk-averse investors sought out safer havens offering some return on their assets. A strong flight to quality in Treasuries and high-quality, higher-yielding government agency securities resulted, as reflected in the stellar performance of the Lehman Brothers Treasury and U.S. Agency indexes, which registered gains of 8.32% and 7.28%, respectively. Meanwhile, the Lehman Brothers Credit Bond Index posted a distant third-place finish, returning 4.81%. While corporates benefited from some economic improvement, eroding investor confidence in the sector, along with widespread credit-quality downgrades and the resulting liquidity crisis, curbed their advances. The Lehman Brothers Mortgage-Backed Securities Index brought up the rear, returning 4.66%. While enjoying lower volatility and reduced prepayment risk for much of the period, mortgage securities retreated during the summer, as record-low interest rates triggered another massive refinancing wave.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the six months ending October 31, 2002, the fund's Class A, Class T, Class B and Class C shares returned 4.59%, 4.57%, 4.58% and 4.43%, respectively, while the Lipper Inc. intermediate investment grade debt funds average returned 4.25% and the Lehman Brothers Aggregate Bond Index gained 5.90%. For the 12 months ending October 31, 2002, the fund's Class A, Class T, Class B and Class C shares were up 4.31%, 4.29%, 4.30% and 4.14%, respectively, while the Lipper average and Lehman Brothers index returned 3.71% and 5.89%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What drove fund performance?

A. Bonds rallied sharply in the face of historically weak equity markets, a sluggish economy and the steady drumbeat of negative headlines that marked the past six months. Interest rates across the yield curve plunged to levels not seen in decades, as skittish investors flocked to high-quality, low-risk government bonds such as Treasuries and agencies. Against a backdrop of falling rates, the fund turned in solid positive absolute returns. However, its relative performance was mixed. Despite outperforming its peers, the fund trailed the index, largely due to its underweighting in strong-performing government securities. Unfortunately, the yield advantage gained from emphasizing corporate bonds and mortgage securities was unable to overcome the sharp rally in Treasury prices during the period.

Q. What was your strategy with corporates?

A. It was a period marked by both unprecedented volatility and incredible opportunity in the corporate market. Despite heightened credit risk - fueled by a record number of rating agency downgrades, widespread company mismanagement concerns and corporate accounting issues - we still generated respectable returns in the sector. While the performance of our holdings lagged those of the index, they helped us surpass the Lipper peer average. Diversification and good credit analysis helped us sidestep several prominent corporate bond issuers that failed to maintain their investment-grade quality. That's not to say we escaped unscathed, however. We had some exposure to troubled securities - primarily within the telecommunications and utilities sectors - but they were generally smaller positions than those held by our average competitor. This positioning also helped reduce our risk exposure and limit our downside versus the index. We offset some of our losses by overweighting strong-performing real-estate issues and large, high-quality banks, which benefited from solid balance sheets, high quality of assets and scant credit problems. Adding to the fund's holdings in Yankee bonds - dollar-denominated securities issued by foreign entities - was a defensive strategy that also helped. Another key was my decision to selectively trim the fund's corporate weighting during the spring as market conditions deteriorated. In hindsight, I wish I had sold more corporates, considering that even the best names eventually faltered.

Q. How about the fund's positioning in mortgages?

A. The fund benefited from my focus on high-quality mortgage securities that were trading at very attractive yield-spread levels relative to Treasuries. As mortgage rates continued to fall, homeowners grew hungry to refinance, and mortgage bankers became more efficient and aggressive in helping them do so. As such, I focused on securities that were less susceptible to being prepaid, including newly issued current-coupon mortgages in the 5.5%-6% range and commercial mortgage-backed securities. At the same time, I avoided bonds trading at a premium - or above par - which were the most vulnerable to prepayment. Increased volatility and prepayments are negatives for bondholders, given that future cash flows may have to be reinvested at potentially lower interest rates. Avoiding premium bonds worked, as the market experienced another wave of mortgage refinancing and mortgage security prepayment during the summer, when refinancing activity hit new highs.

Semiannual Report

Q. What's your outlook?

A. Interest rates are currently very low, but they could go lower. The good news for bondholders is that Treasuries now represent an even smaller share - around 20% - of the investment-grade universe, while the rest of the market arguably has become less correlated in recent years with the general level of interest rates. So, even if the economy improves and Treasury yields rise moderately - and their prices were to fall - the other sectors still could produce decent returns. Of course, if rates rise significantly in response to a strong economic recovery, I'd have to re-evaluate the fund's positioning.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income

Start date: July 15, 1971

Size: as of October 31, 2002, more than $4.5 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity taxable bond funds; joined Fidelity in 1993

3

Kevin Grant on his near-term investment approach:

"Corporate bonds are now very cheap and are priced in anticipation of a double-dip recession. While I've added some exposure to the sector of late, I've done so prudently. I still maintain only a modest overweighting in the sector because I want to remain flexible enough to take advantage of opportunities whenever and wherever they arise in the market. The challenge for me going forward will be to continue to find the best corporate names at the best prices, while maintaining broad diversification.

"At period end, I felt that the mortgage market offered the best risk/reward profile of any investment-grade sector. After dramatically underperforming Treasuries in recent months, mortgages have become pretty cheap. I think of the mortgage market today as two markets: the old one, which is rapidly getting paid off; and the new one that is replacing it with very low coupon bonds. Long-term interest rates are already at historically low levels, and these mortgages are so low in coupon that it would require rates to fall even further for them to have prepayments, which is unlikely. So, the new market is actually quite different, and probably quite a bit safer. That said, I may look to increase the fund's stake in mortgages going forward."

Semiannual Report

Investment Changes

Average Years to Maturity as of October 31, 2002
6 months ago
Years	5.7	6.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2002
6 months ago
Years	3.9	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
U.S. Governments 56.4%	U.S. Governments 59.9%
AAA 4.2%	AAA 3.7%
AA 2.9%	AA 3.1%
A 14.7%	A 15.1%
BBB 14.5%	BBB 16.5%
BB and Below 1.7%	BB and Below 0.4%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Corporate Bonds 29.2%		Corporate Bonds 29.5%
	U.S. Governments 56.4%		U.S. Governments 59.9%
	Asset-Backed Securities 5.5%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.0%
	Other Investments 1.4%		Other Investments 1.8%
	Short-Term Investments and Net Other Assets 5.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	7.2%	** Foreign investments	7.7%
* Futures and Swaps	(0.5)%	** Futures	(0.2)%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.1%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.2%
Media - 2.2%
AOL Time Warner, Inc. 6.875% 5/1/12	$ 6,060	$ 5,987
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	10,750	11,288
Clear Channel Communications, Inc. 7.875% 6/15/05	4,050	4,293
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,088
Continental Cablevision, Inc. 8.3% 5/15/06	7,190	7,061
Cox Communications, Inc.:
7.125% 10/1/12	4,100	4,236
7.75% 8/15/06	2,500	2,652
7.75% 11/1/10	9,500	10,164
News America Holdings, Inc.:
7.75% 1/20/24	10,850	9,955
8% 10/17/16	1,000	1,033
Shaw Communications, Inc. 7.2% 12/15/11	10,000	8,616
TCI Communications, Inc. 9.8% 2/1/12	8,000	8,865
Time Warner Entertainment Co. LP:
8.375% 3/15/23	4,555	4,630
8.375% 7/15/33	14,065	14,171
		99,039
CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,270
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	5,765	5,960
7.25% 6/1/12	6,100	6,222
7.75% 5/15/06	4,025	4,342
		21,794
ENERGY - 0.4%
Oil & Gas - 0.4%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	7,873
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,201
The Coastal Corp. 7.75% 10/15/35	160	104
Valero Energy Corp. 6.875% 4/15/12	4,685	4,517
		17,695
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 15.4%
Banks - 2.8%
Bank of Montreal 6.1% 9/15/05	$ 4,000	$ 4,312
BankBoston Corp. 6.625% 2/1/04	1,200	1,254
Capital One Bank:
6.375% 2/15/03	3,650	3,585
6.65% 3/15/04	900	830
First Tennessee National Corp. 6.75% 11/15/05	1,650	1,801
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,040
FleetBoston Financial Corp. 7.25% 9/15/05	12,790	13,776
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,811
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	750	767
KeyCorp. 4.625% 5/16/05	7,420	7,731
Korea Development Bank:
7.125% 4/22/04	3,070	3,276
7.375% 9/17/04	3,985	4,312
Landesbank Baden-Wurttemberg 6.35% 4/1/12	3,800	4,194
MBNA Corp.:
6.34% 6/2/03	1,800	1,838
6.875% 11/15/02	8,300	8,310
7.5% 3/15/12	7,730	7,865
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,368
National Westminster Bank PLC yankee 7.375% 10/1/09	2,935	3,429
PNC Funding Corp. 5.75% 8/1/06	11,205	11,762
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (e)	5,065	5,533
7.816% 11/29/49	1,020	1,146
8.817% 3/31/49	4,095	4,601
9.118% 3/31/49	2,970	3,610
Union Planters Corp. 6.75% 11/1/05	3,000	3,256
Union Planters National Bank, Memphis 5.125% 6/15/07	3,510	3,720
Washington Mutual Bank 6.875% 6/15/11	4,900	5,371
Washington Mutual, Inc. 5.625% 1/15/07	7,240	7,627
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,409
		127,534
Diversified Financials - 10.7%
ABN AMRO NA Holding Pfd. Capital Repackage Trust I yankee 6.523% 12/29/49 (b)(c)	17,000	16,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
American Gen. Finance Corp. 5.875% 7/14/06	$ 16,500	$ 17,537
Amvescap PLC 6.6% 5/15/05	12,290	13,257
Associates Corp. of North America 6% 7/15/05	9,500	10,205
Capital One Financial Corp. 7.125% 8/1/08	5,490	4,275
CIT Group, Inc.:
5.5% 2/15/04	2,240	2,235
7.75% 4/2/12	4,425	4,523
Citigroup, Inc.:
5.625% 8/27/12	16,000	16,461
7.25% 10/1/10	9,900	11,218
Countrywide Home Loans, Inc.:
5.5% 8/1/06	19,295	20,048
5.625% 5/15/07	5,500	5,758
6.85% 6/15/04	1,370	1,446
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,153
6.5% 1/15/12	4,000	4,174
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	1,105	1,006
Deutsche Telekom International Finance BV 8.25% 6/15/05	11,980	12,911
Ford Motor Credit Co.:
5.8% 1/12/09	4,620	3,901
6.5% 1/25/07	11,890	10,769
6.875% 2/1/06	16,700	15,397
7.375% 10/28/09	8,900	8,054
General Electric Capital Corp.:
6% 6/15/12	4,600	4,886
6.125% 2/22/11	21,400	22,843
General Motors Acceptance Corp.:
6.38% 1/30/04	6,410	6,461
6.75% 1/15/06	9,090	9,005
6.875% 9/15/11	13,610	12,401
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,774
6.6% 1/15/12	12,750	13,857
Household Finance Corp.:
6.375% 10/15/11	13,500	11,597
7% 5/15/12	11,000	9,851
8% 5/9/05	2,180	2,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	$ 5,300	$ 6,402
ING Capital Funding Trust III 8.439% 12/31/10	15,850	18,036
J.P. Morgan Chase & Co.:
5.35% 3/1/07	6,300	6,632
6.75% 2/1/11	4,135	4,465
John Deere Capital Corp. 2.42% 9/17/04 (e)	12,000	11,992
Lehman Brothers Holdings, Inc.:
6.625% 1/18/12	9,600	10,418
7.75% 1/15/05	4,310	4,747
Mellon Funding Corp. 7.5% 6/15/05	2,150	2,418
Merrill Lynch & Co., Inc.:
6.13% 5/16/06	1,815	1,942
6.15% 1/26/06	8,700	9,312
Morgan Stanley 6.6% 4/1/12	6,970	7,575
Newcourt Credit Group, Inc. 6.875% 2/16/05	4,330	4,361
NiSource Finance Corp.:
7.625% 11/15/05	11,530	11,333
7.875% 11/15/10	6,525	6,360
Petronas Capital Ltd. 7% 5/22/12 (c)	12,090	13,125
Popular North America, Inc. 6.125% 10/15/06	7,950	8,523
Powergen US Funding LLC 4.5% 10/15/04	3,030	3,107
Sears Roebuck Acceptance Corp. 7% 6/1/32	12,000	10,006
Sprint Capital Corp.:
5.875% 5/1/04	4,405	4,138
6.875% 11/15/28	24,570	16,292
7.125% 1/30/06	4,800	4,120
8.75% 3/15/32	6,725	5,116
TCI Communications Financing III 9.65% 3/31/27	4,500	3,600
TXU Eastern Funding 6.75% 5/15/09 (a)	3,980	736
Verizon Global Funding Corp.:
6.125% 6/15/07	8,500	9,039
7.25% 12/1/10	10,000	10,822
7.375% 9/1/12	5,365	5,905
		486,477
Real Estate - 1.9%
Cabot Industrial Property LP 7.125% 5/1/04	4,005	4,184
Camden Property Trust 5.875% 6/1/07	3,920	4,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust:
5.75% 8/15/09	$ 5,030	$ 5,158
6.75% 4/1/05	2,490	2,680
Duke Realty LP 7.3% 6/30/03	4,000	4,121
EOP Operating LP:
6.5% 1/15/04	4,070	4,211
6.625% 2/15/05	15,250	16,126
6.75% 2/15/08	5,560	6,040
7.75% 11/15/07	2,425	2,750
ERP Operating LP 7.1% 6/23/04	4,000	4,243
Gables Realty LP:
5.75% 7/15/07	8,040	8,173
6.8% 3/15/05	1,120	1,211
Mack-Cali Realty LP 7.75% 2/15/11	10,000	11,028
ProLogis Trust 6.7% 4/15/04	1,715	1,796
Regency Centers LP 6.75% 1/15/12	7,380	7,736
		83,484
TOTAL FINANCIALS		697,495
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Raytheon Co.:
5.7% 11/1/03	4,800	4,899
6.75% 8/15/07	4,770	5,162
7.9% 3/1/03	5,940	6,018
		16,079
Industrial Conglomerates - 0.4%
Tyco International Group SA:
6.875% 1/15/29	4,000	3,120
yankee:
6.375% 10/15/11	2,500	2,125
6.75% 2/15/11	17,675	15,024
		20,269
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	10,000	10,321
CSX Corp.:
6.75% 3/15/11	9,000	9,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.: - continued
7.95% 5/1/27	$ 4,000	$ 4,624
Norfolk Southern Corp. 7.25% 2/15/31	9,800	10,836
		35,583
TOTAL INDUSTRIALS		71,931
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Motorola, Inc.:
6.75% 2/1/06	3,000	2,960
8% 11/1/11	13,535	13,313
		16,273
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
5.5% 7/1/07	7,320	7,562
6.5% 7/1/12	9,680	9,916
		17,478
TOTAL INFORMATION TECHNOLOGY		33,751
MATERIALS - 0.2%
Metals & Mining - 0.1%
Falconbridge Ltd. 7.35% 6/5/12	3,095	3,191
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.125% 3/15/07	6,200	6,537
TOTAL MATERIALS		9,728
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.7%
AT&T Corp.:
6.5% 3/15/29	37,615	32,349
7.3% 11/15/11 (b)	3,740	3,665
British Telecommunications PLC 8.375% 12/15/10	4,900	5,748
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (c)	6,200	7,157
Citizens Communications Co. 8.5% 5/15/06	5,455	5,510
France Telecom SA 9.25% 3/1/11	20,000	22,066
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee 8% 10/1/10	$ 7,000	$ 7,870
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	5,395	5,381
Telefonos de Mexico SA de CV 8.25% 1/26/06	11,600	12,224
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (a)	11,404	228
7.7% 7/20/29 (a)	2,863	57
TELUS Corp.:
7.5% 6/1/07	14,590	12,037
8% 6/1/11	9,500	7,315
		121,607
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,375	1,244
8.75% 3/1/31	13,805	11,044
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,027
6.5% 12/15/11	7,460	7,344
7.125% 12/15/31	6,000	5,460
		35,119
TOTAL TELECOMMUNICATION SERVICES		156,726
UTILITIES - 3.7%
Electric Utilities - 2.7%
Allegheny Energy Supply Co. LLC 8.5% 4/15/12 (c)	2,000	1,060
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	7,200	7,292
7.05% 12/11/07 (c)	8,000	8,391
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	6,966
7% 4/1/12	4,485	4,421
Dominion Resources, Inc. 6.25% 6/30/12	3,570	3,579
FirstEnergy Corp.:
5.5% 11/15/06	6,560	6,334
6.45% 11/15/11	11,795	10,991
FPL Group Capital, Inc. 6.125% 5/15/07	4,520	4,755
Hydro-Quebec 6.3% 5/11/11	22,500	25,167
Illinois Power Co. 7.5% 6/15/09	5,000	4,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)	$ 6,540	$ 5,503
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07 (c)	3,965	3,918
5.875% 10/1/12 (c)	2,650	2,604
Oncor Electric Delivery Co. 6.375% 5/1/12 (c)	5,025	5,113
Public Service Co. of Colorado 7.875% 10/1/12 (c)	5,630	5,829
Reliant Energy Resources Corp. 8.125% 7/15/05	3,000	2,523
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,607
TECO Energy, Inc.:
6.125% 5/1/07	7,905	6,759
7% 5/1/12	3,060	2,488
Texas Utilities Co. 6.375% 1/1/08	1,010	808
		123,158
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,651
El Paso Energy Corp. 7.75% 1/15/32	160	101
KeySpan Corp.:
7.25% 11/15/05	4,390	4,874
7.625% 11/15/10	3,240	3,761
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	6,400	6,928
Sempra Energy 7.95% 3/1/10	1,560	1,619
Tennessee Gas Pipeline Co. 7.625% 4/1/37	4,100	3,567
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,114
7.3% 12/1/10	4,480	4,951
		29,566
Multi-Utilities & Unregulated Power - 0.3%
Williams Companies, Inc.:
7.125% 9/1/11	12,470	7,357
7.5% 1/15/31	2,780	1,529
8.125% 3/15/12 (c)	6,935	4,300
		13,186
TOTAL UTILITIES		165,910
TOTAL NONCONVERTIBLE BONDS (Cost $1,283,161)		1,274,069
U.S. Government and Government Agency Obligations - 14.8%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 5.4%
Fannie Mae:
3.28% 7/15/04	$ 26,150	$ 26,465
5% 5/14/07	24,000	25,091
5.25% 6/15/06	8,975	9,738
5.5% 5/2/06	11,250	12,308
6.25% 2/1/11	4,355	4,806
6.25% 7/19/11	42,500	44,913
6.625% 11/15/10	7,810	9,052
7.25% 1/15/10	20,750	24,898
Federal Home Loan Bank 7.25% 5/15/03	12,140	12,523
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	10,755
Freddie Mac:
2.875% 9/26/05	22,800	22,911
4.125% 2/4/05	5,710	5,745
5.875% 3/21/11	24,670	26,675
6% 5/25/12	7,900	8,265
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		244,145
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,038
6.125% 8/15/29	212,123	241,828
6.375% 8/15/27	9,680	11,333
9.875% 11/15/15	6,825	10,421
11.25% 2/15/15	49,590	81,944
U.S. Treasury Notes:
4.375% 8/15/12	3,715	3,857
4.75% 11/15/08	42,000	45,619
6% 8/15/09	6,900	7,975
TOTAL U.S. TREASURY OBLIGATIONS		429,015
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $636,204)		673,160
U.S. Government Agency - Mortgage Securities - 40.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 29.5%
5.5% 2/1/11 to 5/1/14	$ 9,768	$ 10,192
5.5% 11/1/17 to 12/1/32 (d)	519,622	525,867
6% 1/1/13 to 6/1/32	46,013	47,838
6% 11/1/32 (d)	172,713	177,517
6.5% 1/1/25 to 9/1/32	206,125	213,883
6.5% 11/1/32 (d)	295,179	305,787
7% 7/1/22 to 5/1/32	30,952	32,466
7.5% 6/1/25 to 8/1/29	22,552	23,952
9.5% 1/1/17 to 2/1/25	1,037	1,149
12.5% 3/1/13 to 7/1/15	19	23
TOTAL FANNIE MAE		1,338,674
Freddie Mac - 0.1%
8.5% 9/1/22 to 9/1/27	2,296	2,465
Government National Mortgage Association - 10.5%
6% 10/15/08 to 10/15/30	29,468	30,649
6% 11/1/32 (d)	9,005	9,321
6.5% 3/15/26 to 8/15/32	19,527	20,369
7% 8/15/23 to 7/15/32	381,492	400,836
7% 11/1/32 (d)	4,362	4,586
7.5% 10/15/05 to 8/15/28	9,116	9,732
8% 9/15/24 to 5/15/32	2,693	2,888
8.5% 1/15/31	161	174
9% 4/15/23	11	13
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		478,568
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,790,844)		1,819,707
Asset-Backed Securities - 2.8%
	Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Account Master Trust 6.1% 12/15/06	$ 4,600	$ 4,880
Capital One Master Trust 5.45% 3/16/09	11,000	11,812
Capital One Multi-Asset Execution Trust 2.48% 7/15/08 (e)	8,570	8,498
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	2,180	2,253
Ford Credit Auto Owner Trust:
5.54% 12/15/05	4,400	4,680
5.71% 9/15/05	2,495	2,625
Honda Auto Receivables Owner Trust 5.09% 10/18/06	4,900	5,119
Household Home Equity Loan Trust 2.1288% 4/20/32 (e)	16,889	16,827
JCPenney Master Credit Card Trust 5.5% 6/15/07	18,000	18,632
MBNA Credit Card Master Note Trust 2.1625% 1/15/09 (e)	33,400	33,246
Morgan Stanley Dean Witter Capital I Trust 9.5% 6/25/32 (c)	7,075	7,066
Sears Credit Account Master Trust II:
6.75% 9/16/09	7,720	8,579
7.5% 11/15/07	3,950	4,161
TOTAL ASSET-BACKED SECURITIES (Cost $124,945)		128,378
Collateralized Mortgage Obligations - 0.2%

U.S. Government Agency - 0.2%
Freddie Mac Multi-class participation certificates guaranteed REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,787)	10,122	10,977
Commercial Mortgage Securities - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	$ 5,397	$ 5,817
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,355
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,054
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	10,000	11,817
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	3,400	3,814
Class C1, 7.52% 5/15/06 (c)	3,500	3,904
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (e)	2,900	2,896
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	9,000	10,015
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,660)		45,672
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic 7.125% 1/11/12	5,695	6,122
Malaysian Government 7.5% 7/15/11	4,735	5,383
Nova Scotia Province 5.75% 2/27/12	7,575	8,185
Ontario Province 6% 2/21/06	6,300	6,861
Polish Government 6.25% 7/3/12	6,170	6,694
Quebec Province 7% 1/30/07	5,000	5,718
United Mexican States:
7.5% 1/14/12	9,800	10,217
8.5% 2/1/06	4,025	4,444
9.875% 2/1/10	4,000	4,666
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,663)		58,290
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	$ 4,425	$ 4,429
Fixed-Income Funds - 7.2%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $331,000)	3,313,413	328,425
Cash Equivalents - 25.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.94%, dated 10/31/02 due 11/1/02) (Cost $1,170,780)	$ 1,170,843	1,170,780
TOTAL INVESTMENT PORTFOLIO - 121.4% (Cost $5,445,422)		5,513,887
NET OTHER ASSETS - (21.4)%		(972,634)
NET ASSETS - 100%		$ 4,541,253
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $125,907,000 or 2.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,430,140,000 and $5,223,002,000, respectively, of which long-term U.S. government and government agency obligations aggregated $4,825,576,000 and $4,803,157,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $5,359,000. The weighted average interest rate was 1.91%. Interest earned from the interfund lending program amounted to $568 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,882,000. The weighted average interest rate was 2.25%. Interest expense includes $368 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,170,780) (cost $ 5,445,422) - See accompanying schedule		$ 5,513,887
Cash		1
Receivable for investments sold		11,435
Receivable for fund shares sold		6,142
Interest receivable		42,993
Other receivables		2
Total assets		5,574,460

Liabilities
Payable for investments purchased Regular delivery	$ 5,261
Delayed delivery	1,020,074
Payable for fund shares redeemed	4,665
Distributions payable	531
Accrued management fee	1,626
Distribution fees payable	3
Other payables and accrued expenses	1,047
Total liabilities		1,033,207

Net Assets		$ 4,541,253
Net Assets consist of:
Paid in capital		$ 4,394,249
Undistributed net investment income		4,502
Accumulated undistributed net realized gain (loss) on investments		74,037
Net unrealized appreciation (depreciation) on investments		68,465
Net Assets		$ 4,541,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2002 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,790.56 ÷ 237.75 shares)	$ 7.53

Maximum offering price per share (100/95.25 of $7.53)	$ 7.91
Class T: Net Asset Value and redemption price per share ($1,379.56 ÷ 183.12 shares)	$ 7.53

Maximum offering price per share (100/96.50 of $7.53)	$ 7.80
Class B: Net Asset Value and offering price per share ($2,012.08 ÷ 266.97 shares) A	$ 7.54

Class C: Net Asset Value and offering price per share ($1,175.82 ÷ 156.08 shares) A	$ 7.53

Investment Grade Bond Fund: Net Asset Value, offering price and redemption price per share ($4,534,790.61 ÷ 602,116.57 shares)	$ 7.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($104.54 ÷ 13.88 shares)	$ 7.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)

Investment Income
Interest		$ 108,925
Security lending		127
Total income		109,052

Expenses
Management fee	$ 9,270
Transfer agent fees	4,541
Distribution fees	4
Accounting and security lending fees	334
Non-interested trustees' compensation	8
Custodian fees and expenses	101
Registration fees	236
Audit	36
Legal	14
Miscellaneous	17
Total expenses before reductions	14,561
Expense reductions	(109)	14,452
Net investment income (loss)		94,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		74,663
Change in net unrealized appreciation (depreciation) on investment securities		37,047
Net gain (loss)		111,710
Net increase (decrease) in net assets resulting from operations		$ 206,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,600	$ 183,635
Net realized gain (loss)	74,663	33,818
Change in net unrealized appreciation (depreciation)	37,047	28,774
Net increase (decrease) in net assets resulting from operations	206,310	246,227
Distributions to shareholders from net investment income	(91,475)	(181,824)
Distributions to shareholders from net realized gain	-	(4,943)
Total distributions	(91,475)	(186,767)
Share transactions - net increase (decrease)	370,575	1,020,531
Total increase (decrease) in net assets	485,410	1,079,991

Net Assets
Beginning of period	4,055,843	2,975,852
End of period (including undistributed net investment income of $4,502 and undistributed net investment income of $1,377, respectively)	$ 4,541,253	$ 4,055,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.056
Net realized and unrealized gain (loss)	.046
Total from investment operations	.102
Distributions from net investment income	(.052)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.36%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A
Expenses net of voluntary waivers, if any	.78% A
Expenses net of all reductions	.78% A
Net investment income (loss)	4.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,791
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.054
Net realized and unrealized gain (loss)	.047
Total from investment operations	.101
Distributions from net investment income	(.051)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.35%
Ratios to Average Net Assets G
Expenses before expense reductions	.90% A
Expenses net of voluntary waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	4.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,380
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.046
Net realized and unrealized gain (loss)	.055
Total from investment operations	.101
Distributions from net investment income	(.041)
Net asset value, end of period	$ 7.54
Total Return B, C, D	1.36%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A
Expenses net of voluntary waivers, if any	1.51% A
Expenses net of all reductions	1.51% A
Net investment income (loss)	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,012
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.046
Net realized and unrealized gain (loss)	.044
Total from investment operations	.090
Distributions from net investment income	(.040)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.59% A
Expenses net of voluntary waivers, if any	1.59% A
Expenses net of all reductions	1.59% A
Net investment income (loss)	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,176
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond Fund

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.163	.379 F	.445	.433	.423	.441
Net realized and unrealized gain (loss)	.195	.158 F	.324	(.388)	(.022)	.282
Total from investment operations	.358	.537	.769	.045	.401	.723
Distributions from net investment income	(.158)	(.377)	(.449)	(.435)	(.410)	(.443)
Distributions from net realized gain	-	(.010)	-	-	(.041)	-
Total distributions	(.158)	(.387)	(.449)	(.435)	(.451)	(.443)
Net asset value, end of period	$ 7.53	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Total Return B, C	4.93%	7.61%	11.51%	.71%	5.58%	10.54%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.66%	.65%	.70%	.71%	.72%
Expenses net of voluntary waivers, if any	.67% A	.66%	.65%	.70%	.71%	.72%
Expenses net of all reductions	.67% A	.66%	.64%	.69%	.70%	.71%
Net investment income (loss)	4.36% A	5.18% F	6.31%	6.21%	5.77%	6.12%
Supplemental Data
Net assets, end of period (in millions)	$ 4,535	$ 4,056	$ 2,976	$ 2,130	$ 2,303	$ 1,909
Portfolio turnover rate	246% A	230%	226%	115%	167%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.062
Net realized and unrealized gain (loss)	.043
Total from investment operations	.105
Distributions from net investment income	(.055)
Net asset value, end of period	$ 7.53
Total Return B, C	1.40%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A
Expenses net of voluntary waivers, if any	.57% A
Expenses net of all reductions	.57% A
Net investment income (loss)	4.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Fidelity Investment Grade Bond Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 27, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 132,816,982	|
Unrealized depreciation	(63,886,374)
Net unrealized appreciation (depreciation)	68,930,608
Cost for federal income tax purposes	$ 5,444,956,574

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the fund of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the fund's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, a fund will not be entitled to receive interest and principal payments on the securities sold. Losses may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom a fund sells the security files for bankruptcy or becomes insolvent, the fund's right to repurchase the security may be restricted.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 31, 2002, due November 1, 2002	1.94%
Number of dealers or banks	12
Maximum amount with one dealer or bank	19.0%
Aggregate principal amount of agreements	$11,057,703,000
Aggregate maturity amount of agreements	$11,058,297,748
Aggregate market value of transferred assets	$11,231,747,023
Coupon rates of transferred assets	0.00% to 10.75%
Maturity dates of transferred assets	11/1/02 to 11/1/32

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 322	$ 18
Class T	0%	.25%	303	29
Class B	.65%	.25%	1,786	1,331
Class C	.75%	.25%	1,469	1,365
			$ 3,880	$ 2,743

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,379	$ 2,833
Class T	422	88
Class B	169	169*
Class C	-	-*
	$ 3,970	$ 3,090

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Investment Grade Bond Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond fund Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 345	.16*
Class T	243	.19*
Class B	349	.17*
Class C	203	.14*
Investment Grade Bond Fund	4,539,749	.21*
Institutional Class	19	.10*
	$ 4,540,908

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,650,622 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity Investment Grade Bond Fund's operating expenses. During the period, this reimbursement reduced the class' expenses by $70,875.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,615. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond Fund	$ 35,128

9. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund was the owner of record of approximately 14% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2002	Year ended April 30, 2002
From net investment income
Class A	$ 7,925	$ -
Class T	4,497	-
Class B	5,795	-
Class C	4,118	-
Investment Grade Bond Fund	91,452,367	181,824,112
Institutional Class	741	-
From net realized gain
Investment Grade Bond Fund	-	4,943,117
Total	$ 91,475,443	$ 186,767,229

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2002 A	Year ended April 30, 2002	Six months ended October 31, 2002 A	Year ended April 30, 2002
Class A
Shares sold	236,725	-	$ 1,779,822	$ -
Reinvestment of distributions	1,025	-	7,739	-
Net increase (decrease)	237,750	-	$ 1,787,561	$ -
Class T
Shares sold	210,304	-	$ 1,584,166	$ -
Reinvestment of distributions	576	-	4,343	-
Shares redeemed	(27,765)	-	(209,499)	-
Net increase (decrease)	183,115	-	$ 1,379,010	$ -
Class B
Shares sold	285,889	-	$ 2,157,682	$ -
Reinvestment of distributions	597	-	4,509	-
Shares redeemed	(19,521)	-	(145,501)	-
Net increase (decrease)	266,965	-	$ 2,016,690	$ -

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2002 A	Year ended April 30, 2002	Six months ended October 31, 2002 A	Year ended April 30, 2002
Class C
Shares sold	160,146	-	$ 1,205,445	$ -
Reinvestment of distributions	520	-	3,926	-
Shares redeemed	(4,585)	-	(34,009)	-
Net increase (decrease)	156,081	-	$ 1,175,362	$ -
Investment Grade Bond Fund
Shares sold	128,963,752	256,780,900	$ 959,023,353	$ 1,883,494,591
Reinvestment of distributions	11,819,361	24,352,479	88,086,453	178,782,645
Shares redeemed	(92,066,032)	(142,102,121)	(682,996,940)	(1,041,745,992)
Net increase (decrease)	48,717,081	139,031,258	$ 364,112,866	$ 1,020,531,244
Institutional Class
Shares sold	13,777	-	$ 103,083	$ -
Reinvestment of distributions	98	-	741	-
Net increase (decrease)	13,875	-	$ 103,824	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/9/02	12/6/02	$.12
Class T	12/9/02	12/6/02	$.12
Class B	12/9/02	12/6/02	$.12
Class C	12/9/02	12/6/02	$.12

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIGB-SANN-1202 158294
1.779358.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Investment Grade Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond Fund, the original retail class of the fund. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - Inst CL	4.63%	4.34%	38.27%	97.95%
LB Aggregate Bond	5.90%	5.89%	43.06%	105.51%
Intermediate Investment Grade Debt Funds Average	4.25%	3.71%	34.81%	90.42%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The benchmark includes reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Investment Grade Bond - Inst CL	4.34%	6.70%	7.07%
LB Aggregate Bond	5.89%	7.42%	7.47%
Intermediate Investment Grade Debt Funds Average	3.71%	6.14%	6.63%

Average annual total returns take Institutional Class' cumulative total return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

Semiannual Report

Fidelity Advisor Investment Grade Bond Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond - Institutional Class on October 31, 1992. The chart shows how the value of the investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

August 27, 2002 (commencement of sale of Institutional Class shares) to October 31,
2002
Dividend returns	0.73%
Capital returns	0.67%
Total returns	1.40%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Life of class
Dividends per shares	2.55¢	5.47¢
Annualized dividend rate	4.01%	4.08%
30-day annualized yield	4.00%	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize these numbers, based on an average share price of $7.49 over the past one month, and $7.52 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds sparkled during the six-month period that ended October 31, 2002, as the economic recovery slowed and the prospects for a continued favorable interest rate environment firmed. The Lehman Brothers® Aggregate Bond Index, a proxy for taxable-bond performance, returned 5.90%, well ahead of flagging stock markets that in many cases suffered double-digit declines. Negative sentiment toward equities - due to heightened concerns about corporate governance, terrorism and geopolitical unrest - boosted demand for bonds, as risk-averse investors sought out safer havens offering some return on their assets. A strong flight to quality in Treasuries and high-quality, higher-yielding government agency securities resulted, as reflected in the stellar performance of the Lehman Brothers Treasury and U.S. Agency indexes, which registered gains of 8.32% and 7.28%, respectively. Meanwhile, the Lehman Brothers Credit Bond Index posted a distant third-place finish, returning 4.81%. While corporates benefited from some economic improvement, eroding investor confidence in the sector, along with widespread credit-quality downgrades and the resulting liquidity crisis, curbed their advances. The Lehman Brothers Mortgage-Backed Securities Index brought up the rear, returning 4.66%. While enjoying lower volatility and reduced prepayment risk for much of the period, mortgage securities retreated during the summer, as record-low interest rates triggered another massive refinancing wave.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the six months ending October 31, 2002, the fund's Institutional Class shares returned 4.63%, while the Lipper Inc. intermediate investment grade debt funds average returned 4.25% and the Lehman Brothers Aggregate Bond Index gained 5.90%. For the 12 months ending October 31, 2002, the fund's Institutional Class shares were up 4.34%, while the Lipper average and Lehman Brothers index returned 3.71% and 5.89%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What drove fund performance?

A. Bonds rallied sharply in the face of historically weak equity markets, a sluggish economy and the steady drumbeat of negative headlines that marked the past six months. Interest rates across the yield curve plunged to levels not seen in decades, as skittish investors flocked to high-quality, low-risk government bonds such as Treasuries and agencies. Against a backdrop of falling rates, the fund turned in solid positive absolute returns. However, its relative performance was mixed. Despite outperforming its peers, the fund trailed the index, largely due to its underweighting in strong-performing government securities. Unfortunately, the yield advantage gained from emphasizing corporate bonds and mortgage securities was unable to overcome the sharp rally in Treasury prices during the period.

Q. What was your strategy with corporates?

A. It was a period marked by both unprecedented volatility and incredible opportunity in the corporate market. Despite heightened credit risk - fueled by a record number of rating agency downgrades, widespread company mismanagement concerns and corporate accounting issues - we still generated respectable returns in the sector. While the performance of our holdings lagged those of the index, they helped us surpass the Lipper peer average. Diversification and good credit analysis helped us sidestep several prominent corporate bond issuers that failed to maintain their investment-grade quality. That's not to say we escaped unscathed, however. We had some exposure to troubled securities - primarily within the telecommunications and utilities sectors - but they were generally smaller positions than those held by our average competitor. This positioning also helped reduce our risk exposure and limit our downside versus the index. We offset some of our losses by overweighting strong-performing real-estate issues and large, high-quality banks, which benefited from solid balance sheets, high quality of assets and scant credit problems. Adding to the fund's holdings in Yankee bonds - dollar-denominated securities issued by foreign entities - was a defensive strategy that also helped. Another key was my decision to selectively trim the fund's corporate weighting during the spring as market conditions deteriorated. In hindsight, I wish I had sold more corporates, considering that even the best names eventually faltered.

Q. How about the fund's positioning in mortgages?

A. The fund benefited from my focus on high-quality mortgage securities that were trading at very attractive yield-spread levels relative to Treasuries. As mortgage rates continued to fall, homeowners grew hungry to refinance, and mortgage bankers became more efficient and aggressive in helping them do so. As such, I focused on securities that were less susceptible to being prepaid, including newly issued current-coupon mortgages in the 5.5%-6% range and commercial mortgage-backed securities. At the same time, I avoided bonds trading at a premium - or above par - which were the most vulnerable to prepayment. Increased volatility and prepayments are negatives for bondholders, given that future cash flows may have to be reinvested at potentially lower interest rates. Avoiding premium bonds worked, as the market experienced another wave of mortgage refinancing and mortgage security prepayment during the summer, when refinancing activity hit new highs.

Semiannual Report

Q. What's your outlook?

A. Interest rates are currently very low, but they could go lower. The good news for bondholders is that Treasuries now represent an even smaller share - around 20% - of the investment-grade universe, while the rest of the market arguably has become less correlated in recent years with the general level of interest rates. So, even if the economy improves and Treasury yields rise moderately - and their prices were to fall - the other sectors still could produce decent returns. Of course, if rates rise significantly in response to a strong economic recovery, I'd have to re-evaluate the fund's positioning.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income

Start date: July 15, 1971

Size: as of October 31, 2002, more than $4.5 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity taxable bond funds; joined Fidelity in 1993

3

Kevin Grant on his near-term investment approach:

"Corporate bonds are now very cheap and are priced in anticipation of a double-dip recession. While I've added some exposure to the sector of late, I've done so prudently. I still maintain only a modest overweighting in the sector because I want to remain flexible enough to take advantage of opportunities whenever and wherever they arise in the market. The challenge for me going forward will be to continue to find the best corporate names at the best prices, while maintaining broad diversification.

"At period end, I felt that the mortgage market offered the best risk/reward profile of any investment-grade sector. After dramatically underperforming Treasuries in recent months, mortgages have become pretty cheap. I think of the mortgage market today as two markets: the old one, which is rapidly getting paid off; and the new one that is replacing it with very low coupon bonds. Long-term interest rates are already at historically low levels, and these mortgages are so low in coupon that it would require rates to fall even further for them to have prepayments, which is unlikely. So, the new market is actually quite different, and probably quite a bit safer. That said, I may look to increase the fund's stake in mortgages going forward."

Semiannual Report

Investment Changes

Average Years to Maturity as of October 31, 2002
6 months ago
Years	5.7	6.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2002
6 months ago
Years	3.9	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
U.S. Governments 56.4%	U.S. Governments 59.9%
AAA 4.2%	AAA 3.7%
AA 2.9%	AA 3.1%
A 14.7%	A 15.1%
BBB 14.5%	BBB 16.5%
BB and Below 1.7%	BB and Below 0.4%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Corporate Bonds 29.2%		Corporate Bonds 29.5%
	U.S. Governments 56.4%		U.S. Governments 59.9%
	Asset-Backed Securities 5.5%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.0%
	Other Investments 1.4%		Other Investments 1.8%
	Short-Term Investments and Net Other Assets 5.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	7.2%	** Foreign investments	7.7%
* Futures and Swaps	(0.5)%	** Futures	(0.2)%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.1%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.2%
Media - 2.2%
AOL Time Warner, Inc. 6.875% 5/1/12	$ 6,060	$ 5,987
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	10,750	11,288
Clear Channel Communications, Inc. 7.875% 6/15/05	4,050	4,293
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,088
Continental Cablevision, Inc. 8.3% 5/15/06	7,190	7,061
Cox Communications, Inc.:
7.125% 10/1/12	4,100	4,236
7.75% 8/15/06	2,500	2,652
7.75% 11/1/10	9,500	10,164
News America Holdings, Inc.:
7.75% 1/20/24	10,850	9,955
8% 10/17/16	1,000	1,033
Shaw Communications, Inc. 7.2% 12/15/11	10,000	8,616
TCI Communications, Inc. 9.8% 2/1/12	8,000	8,865
Time Warner Entertainment Co. LP:
8.375% 3/15/23	4,555	4,630
8.375% 7/15/33	14,065	14,171
		99,039
CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,270
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	5,765	5,960
7.25% 6/1/12	6,100	6,222
7.75% 5/15/06	4,025	4,342
		21,794
ENERGY - 0.4%
Oil & Gas - 0.4%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	7,873
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,201
The Coastal Corp. 7.75% 10/15/35	160	104
Valero Energy Corp. 6.875% 4/15/12	4,685	4,517
		17,695
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 15.4%
Banks - 2.8%
Bank of Montreal 6.1% 9/15/05	$ 4,000	$ 4,312
BankBoston Corp. 6.625% 2/1/04	1,200	1,254
Capital One Bank:
6.375% 2/15/03	3,650	3,585
6.65% 3/15/04	900	830
First Tennessee National Corp. 6.75% 11/15/05	1,650	1,801
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,040
FleetBoston Financial Corp. 7.25% 9/15/05	12,790	13,776
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,811
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	750	767
KeyCorp. 4.625% 5/16/05	7,420	7,731
Korea Development Bank:
7.125% 4/22/04	3,070	3,276
7.375% 9/17/04	3,985	4,312
Landesbank Baden-Wurttemberg 6.35% 4/1/12	3,800	4,194
MBNA Corp.:
6.34% 6/2/03	1,800	1,838
6.875% 11/15/02	8,300	8,310
7.5% 3/15/12	7,730	7,865
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,368
National Westminster Bank PLC yankee 7.375% 10/1/09	2,935	3,429
PNC Funding Corp. 5.75% 8/1/06	11,205	11,762
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (e)	5,065	5,533
7.816% 11/29/49	1,020	1,146
8.817% 3/31/49	4,095	4,601
9.118% 3/31/49	2,970	3,610
Union Planters Corp. 6.75% 11/1/05	3,000	3,256
Union Planters National Bank, Memphis 5.125% 6/15/07	3,510	3,720
Washington Mutual Bank 6.875% 6/15/11	4,900	5,371
Washington Mutual, Inc. 5.625% 1/15/07	7,240	7,627
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,409
		127,534
Diversified Financials - 10.7%
ABN AMRO NA Holding Pfd. Capital Repackage Trust I yankee 6.523% 12/29/49 (b)(c)	17,000	16,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
American Gen. Finance Corp. 5.875% 7/14/06	$ 16,500	$ 17,537
Amvescap PLC 6.6% 5/15/05	12,290	13,257
Associates Corp. of North America 6% 7/15/05	9,500	10,205
Capital One Financial Corp. 7.125% 8/1/08	5,490	4,275
CIT Group, Inc.:
5.5% 2/15/04	2,240	2,235
7.75% 4/2/12	4,425	4,523
Citigroup, Inc.:
5.625% 8/27/12	16,000	16,461
7.25% 10/1/10	9,900	11,218
Countrywide Home Loans, Inc.:
5.5% 8/1/06	19,295	20,048
5.625% 5/15/07	5,500	5,758
6.85% 6/15/04	1,370	1,446
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,153
6.5% 1/15/12	4,000	4,174
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	1,105	1,006
Deutsche Telekom International Finance BV 8.25% 6/15/05	11,980	12,911
Ford Motor Credit Co.:
5.8% 1/12/09	4,620	3,901
6.5% 1/25/07	11,890	10,769
6.875% 2/1/06	16,700	15,397
7.375% 10/28/09	8,900	8,054
General Electric Capital Corp.:
6% 6/15/12	4,600	4,886
6.125% 2/22/11	21,400	22,843
General Motors Acceptance Corp.:
6.38% 1/30/04	6,410	6,461
6.75% 1/15/06	9,090	9,005
6.875% 9/15/11	13,610	12,401
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,774
6.6% 1/15/12	12,750	13,857
Household Finance Corp.:
6.375% 10/15/11	13,500	11,597
7% 5/15/12	11,000	9,851
8% 5/9/05	2,180	2,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	$ 5,300	$ 6,402
ING Capital Funding Trust III 8.439% 12/31/10	15,850	18,036
J.P. Morgan Chase & Co.:
5.35% 3/1/07	6,300	6,632
6.75% 2/1/11	4,135	4,465
John Deere Capital Corp. 2.42% 9/17/04 (e)	12,000	11,992
Lehman Brothers Holdings, Inc.:
6.625% 1/18/12	9,600	10,418
7.75% 1/15/05	4,310	4,747
Mellon Funding Corp. 7.5% 6/15/05	2,150	2,418
Merrill Lynch & Co., Inc.:
6.13% 5/16/06	1,815	1,942
6.15% 1/26/06	8,700	9,312
Morgan Stanley 6.6% 4/1/12	6,970	7,575
Newcourt Credit Group, Inc. 6.875% 2/16/05	4,330	4,361
NiSource Finance Corp.:
7.625% 11/15/05	11,530	11,333
7.875% 11/15/10	6,525	6,360
Petronas Capital Ltd. 7% 5/22/12 (c)	12,090	13,125
Popular North America, Inc. 6.125% 10/15/06	7,950	8,523
Powergen US Funding LLC 4.5% 10/15/04	3,030	3,107
Sears Roebuck Acceptance Corp. 7% 6/1/32	12,000	10,006
Sprint Capital Corp.:
5.875% 5/1/04	4,405	4,138
6.875% 11/15/28	24,570	16,292
7.125% 1/30/06	4,800	4,120
8.75% 3/15/32	6,725	5,116
TCI Communications Financing III 9.65% 3/31/27	4,500	3,600
TXU Eastern Funding 6.75% 5/15/09 (a)	3,980	736
Verizon Global Funding Corp.:
6.125% 6/15/07	8,500	9,039
7.25% 12/1/10	10,000	10,822
7.375% 9/1/12	5,365	5,905
		486,477
Real Estate - 1.9%
Cabot Industrial Property LP 7.125% 5/1/04	4,005	4,184
Camden Property Trust 5.875% 6/1/07	3,920	4,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust:
5.75% 8/15/09	$ 5,030	$ 5,158
6.75% 4/1/05	2,490	2,680
Duke Realty LP 7.3% 6/30/03	4,000	4,121
EOP Operating LP:
6.5% 1/15/04	4,070	4,211
6.625% 2/15/05	15,250	16,126
6.75% 2/15/08	5,560	6,040
7.75% 11/15/07	2,425	2,750
ERP Operating LP 7.1% 6/23/04	4,000	4,243
Gables Realty LP:
5.75% 7/15/07	8,040	8,173
6.8% 3/15/05	1,120	1,211
Mack-Cali Realty LP 7.75% 2/15/11	10,000	11,028
ProLogis Trust 6.7% 4/15/04	1,715	1,796
Regency Centers LP 6.75% 1/15/12	7,380	7,736
		83,484
TOTAL FINANCIALS		697,495
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Raytheon Co.:
5.7% 11/1/03	4,800	4,899
6.75% 8/15/07	4,770	5,162
7.9% 3/1/03	5,940	6,018
		16,079
Industrial Conglomerates - 0.4%
Tyco International Group SA:
6.875% 1/15/29	4,000	3,120
yankee:
6.375% 10/15/11	2,500	2,125
6.75% 2/15/11	17,675	15,024
		20,269
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	10,000	10,321
CSX Corp.:
6.75% 3/15/11	9,000	9,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.: - continued
7.95% 5/1/27	$ 4,000	$ 4,624
Norfolk Southern Corp. 7.25% 2/15/31	9,800	10,836
		35,583
TOTAL INDUSTRIALS		71,931
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Motorola, Inc.:
6.75% 2/1/06	3,000	2,960
8% 11/1/11	13,535	13,313
		16,273
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
5.5% 7/1/07	7,320	7,562
6.5% 7/1/12	9,680	9,916
		17,478
TOTAL INFORMATION TECHNOLOGY		33,751
MATERIALS - 0.2%
Metals & Mining - 0.1%
Falconbridge Ltd. 7.35% 6/5/12	3,095	3,191
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.125% 3/15/07	6,200	6,537
TOTAL MATERIALS		9,728
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.7%
AT&T Corp.:
6.5% 3/15/29	37,615	32,349
7.3% 11/15/11 (b)	3,740	3,665
British Telecommunications PLC 8.375% 12/15/10	4,900	5,748
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (c)	6,200	7,157
Citizens Communications Co. 8.5% 5/15/06	5,455	5,510
France Telecom SA 9.25% 3/1/11	20,000	22,066
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee 8% 10/1/10	$ 7,000	$ 7,870
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	5,395	5,381
Telefonos de Mexico SA de CV 8.25% 1/26/06	11,600	12,224
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (a)	11,404	228
7.7% 7/20/29 (a)	2,863	57
TELUS Corp.:
7.5% 6/1/07	14,590	12,037
8% 6/1/11	9,500	7,315
		121,607
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,375	1,244
8.75% 3/1/31	13,805	11,044
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,027
6.5% 12/15/11	7,460	7,344
7.125% 12/15/31	6,000	5,460
		35,119
TOTAL TELECOMMUNICATION SERVICES		156,726
UTILITIES - 3.7%
Electric Utilities - 2.7%
Allegheny Energy Supply Co. LLC 8.5% 4/15/12 (c)	2,000	1,060
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	7,200	7,292
7.05% 12/11/07 (c)	8,000	8,391
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	6,966
7% 4/1/12	4,485	4,421
Dominion Resources, Inc. 6.25% 6/30/12	3,570	3,579
FirstEnergy Corp.:
5.5% 11/15/06	6,560	6,334
6.45% 11/15/11	11,795	10,991
FPL Group Capital, Inc. 6.125% 5/15/07	4,520	4,755
Hydro-Quebec 6.3% 5/11/11	22,500	25,167
Illinois Power Co. 7.5% 6/15/09	5,000	4,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)	$ 6,540	$ 5,503
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07 (c)	3,965	3,918
5.875% 10/1/12 (c)	2,650	2,604
Oncor Electric Delivery Co. 6.375% 5/1/12 (c)	5,025	5,113
Public Service Co. of Colorado 7.875% 10/1/12 (c)	5,630	5,829
Reliant Energy Resources Corp. 8.125% 7/15/05	3,000	2,523
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,607
TECO Energy, Inc.:
6.125% 5/1/07	7,905	6,759
7% 5/1/12	3,060	2,488
Texas Utilities Co. 6.375% 1/1/08	1,010	808
		123,158
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,651
El Paso Energy Corp. 7.75% 1/15/32	160	101
KeySpan Corp.:
7.25% 11/15/05	4,390	4,874
7.625% 11/15/10	3,240	3,761
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	6,400	6,928
Sempra Energy 7.95% 3/1/10	1,560	1,619
Tennessee Gas Pipeline Co. 7.625% 4/1/37	4,100	3,567
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,114
7.3% 12/1/10	4,480	4,951
		29,566
Multi-Utilities & Unregulated Power - 0.3%
Williams Companies, Inc.:
7.125% 9/1/11	12,470	7,357
7.5% 1/15/31	2,780	1,529
8.125% 3/15/12 (c)	6,935	4,300
		13,186
TOTAL UTILITIES		165,910
TOTAL NONCONVERTIBLE BONDS (Cost $1,283,161)		1,274,069
U.S. Government and Government Agency Obligations - 14.8%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 5.4%
Fannie Mae:
3.28% 7/15/04	$ 26,150	$ 26,465
5% 5/14/07	24,000	25,091
5.25% 6/15/06	8,975	9,738
5.5% 5/2/06	11,250	12,308
6.25% 2/1/11	4,355	4,806
6.25% 7/19/11	42,500	44,913
6.625% 11/15/10	7,810	9,052
7.25% 1/15/10	20,750	24,898
Federal Home Loan Bank 7.25% 5/15/03	12,140	12,523
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	10,755
Freddie Mac:
2.875% 9/26/05	22,800	22,911
4.125% 2/4/05	5,710	5,745
5.875% 3/21/11	24,670	26,675
6% 5/25/12	7,900	8,265
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		244,145
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,038
6.125% 8/15/29	212,123	241,828
6.375% 8/15/27	9,680	11,333
9.875% 11/15/15	6,825	10,421
11.25% 2/15/15	49,590	81,944
U.S. Treasury Notes:
4.375% 8/15/12	3,715	3,857
4.75% 11/15/08	42,000	45,619
6% 8/15/09	6,900	7,975
TOTAL U.S. TREASURY OBLIGATIONS		429,015
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $636,204)		673,160
U.S. Government Agency - Mortgage Securities - 40.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 29.5%
5.5% 2/1/11 to 5/1/14	$ 9,768	$ 10,192
5.5% 11/1/17 to 12/1/32 (d)	519,622	525,867
6% 1/1/13 to 6/1/32	46,013	47,838
6% 11/1/32 (d)	172,713	177,517
6.5% 1/1/25 to 9/1/32	206,125	213,883
6.5% 11/1/32 (d)	295,179	305,787
7% 7/1/22 to 5/1/32	30,952	32,466
7.5% 6/1/25 to 8/1/29	22,552	23,952
9.5% 1/1/17 to 2/1/25	1,037	1,149
12.5% 3/1/13 to 7/1/15	19	23
TOTAL FANNIE MAE		1,338,674
Freddie Mac - 0.1%
8.5% 9/1/22 to 9/1/27	2,296	2,465
Government National Mortgage Association - 10.5%
6% 10/15/08 to 10/15/30	29,468	30,649
6% 11/1/32 (d)	9,005	9,321
6.5% 3/15/26 to 8/15/32	19,527	20,369
7% 8/15/23 to 7/15/32	381,492	400,836
7% 11/1/32 (d)	4,362	4,586
7.5% 10/15/05 to 8/15/28	9,116	9,732
8% 9/15/24 to 5/15/32	2,693	2,888
8.5% 1/15/31	161	174
9% 4/15/23	11	13
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		478,568
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,790,844)		1,819,707
Asset-Backed Securities - 2.8%
	Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Account Master Trust 6.1% 12/15/06	$ 4,600	$ 4,880
Capital One Master Trust 5.45% 3/16/09	11,000	11,812
Capital One Multi-Asset Execution Trust 2.48% 7/15/08 (e)	8,570	8,498
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	2,180	2,253
Ford Credit Auto Owner Trust:
5.54% 12/15/05	4,400	4,680
5.71% 9/15/05	2,495	2,625
Honda Auto Receivables Owner Trust 5.09% 10/18/06	4,900	5,119
Household Home Equity Loan Trust 2.1288% 4/20/32 (e)	16,889	16,827
JCPenney Master Credit Card Trust 5.5% 6/15/07	18,000	18,632
MBNA Credit Card Master Note Trust 2.1625% 1/15/09 (e)	33,400	33,246
Morgan Stanley Dean Witter Capital I Trust 9.5% 6/25/32 (c)	7,075	7,066
Sears Credit Account Master Trust II:
6.75% 9/16/09	7,720	8,579
7.5% 11/15/07	3,950	4,161
TOTAL ASSET-BACKED SECURITIES (Cost $124,945)		128,378
Collateralized Mortgage Obligations - 0.2%

U.S. Government Agency - 0.2%
Freddie Mac Multi-class participation certificates guaranteed REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,787)	10,122	10,977
Commercial Mortgage Securities - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	$ 5,397	$ 5,817
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,355
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,054
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	10,000	11,817
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	3,400	3,814
Class C1, 7.52% 5/15/06 (c)	3,500	3,904
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (e)	2,900	2,896
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	9,000	10,015
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,660)		45,672
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic 7.125% 1/11/12	5,695	6,122
Malaysian Government 7.5% 7/15/11	4,735	5,383
Nova Scotia Province 5.75% 2/27/12	7,575	8,185
Ontario Province 6% 2/21/06	6,300	6,861
Polish Government 6.25% 7/3/12	6,170	6,694
Quebec Province 7% 1/30/07	5,000	5,718
United Mexican States:
7.5% 1/14/12	9,800	10,217
8.5% 2/1/06	4,025	4,444
9.875% 2/1/10	4,000	4,666
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,663)		58,290
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	$ 4,425	$ 4,429
Fixed-Income Funds - 7.2%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $331,000)	3,313,413	328,425
Cash Equivalents - 25.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.94%, dated 10/31/02 due 11/1/02) (Cost $1,170,780)	$ 1,170,843	1,170,780
TOTAL INVESTMENT PORTFOLIO - 121.4% (Cost $5,445,422)		5,513,887
NET OTHER ASSETS - (21.4)%		(972,634)
NET ASSETS - 100%		$ 4,541,253
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $125,907,000 or 2.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,430,140,000 and $5,223,002,000, respectively, of which long-term U.S. government and government agency obligations aggregated $4,825,576,000 and $4,803,157,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $5,359,000. The weighted average interest rate was 1.91%. Interest earned from the interfund lending program amounted to $568 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,882,000. The weighted average interest rate was 2.25%. Interest expense includes $368 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,170,780) (cost $ 5,445,422) - See accompanying schedule		$ 5,513,887
Cash		1
Receivable for investments sold		11,435
Receivable for fund shares sold		6,142
Interest receivable		42,993
Other receivables		2
Total assets		5,574,460

Liabilities
Payable for investments purchased Regular delivery	$ 5,261
Delayed delivery	1,020,074
Payable for fund shares redeemed	4,665
Distributions payable	531
Accrued management fee	1,626
Distribution fees payable	3
Other payables and accrued expenses	1,047
Total liabilities		1,033,207

Net Assets		$ 4,541,253
Net Assets consist of:
Paid in capital		$ 4,394,249
Undistributed net investment income		4,502
Accumulated undistributed net realized gain (loss) on investments		74,037
Net unrealized appreciation (depreciation) on investments		68,465
Net Assets		$ 4,541,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2002 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,790.56 ÷ 237.75 shares)	$ 7.53

Maximum offering price per share (100/95.25 of $7.53)	$ 7.91
Class T: Net Asset Value and redemption price per share ($1,379.56 ÷ 183.12 shares)	$ 7.53

Maximum offering price per share (100/96.50 of $7.53)	$ 7.80
Class B: Net Asset Value and offering price per share ($2,012.08 ÷ 266.97 shares) A	$ 7.54

Class C: Net Asset Value and offering price per share ($1,175.82 ÷ 156.08 shares) A	$ 7.53

Investment Grade Bond Fund: Net Asset Value, offering price and redemption price per share ($4,534,790.61 ÷ 602,116.57 shares)	$ 7.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($104.54 ÷ 13.88 shares)	$ 7.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)

Investment Income
Interest		$ 108,925
Security lending		127
Total income		109,052

Expenses
Management fee	$ 9,270
Transfer agent fees	4,541
Distribution fees	4
Accounting and security lending fees	334
Non-interested trustees' compensation	8
Custodian fees and expenses	101
Registration fees	236
Audit	36
Legal	14
Miscellaneous	17
Total expenses before reductions	14,561
Expense reductions	(109)	14,452
Net investment income (loss)		94,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		74,663
Change in net unrealized appreciation (depreciation) on investment securities		37,047
Net gain (loss)		111,710
Net increase (decrease) in net assets resulting from operations		$ 206,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,600	$ 183,635
Net realized gain (loss)	74,663	33,818
Change in net unrealized appreciation (depreciation)	37,047	28,774
Net increase (decrease) in net assets resulting from operations	206,310	246,227
Distributions to shareholders from net investment income	(91,475)	(181,824)
Distributions to shareholders from net realized gain	-	(4,943)
Total distributions	(91,475)	(186,767)
Share transactions - net increase (decrease)	370,575	1,020,531
Total increase (decrease) in net assets	485,410	1,079,991

Net Assets
Beginning of period	4,055,843	2,975,852
End of period (including undistributed net investment income of $4,502 and undistributed net investment income of $1,377, respectively)	$ 4,541,253	$ 4,055,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.056
Net realized and unrealized gain (loss)	.046
Total from investment operations	.102
Distributions from net investment income	(.052)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.36%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A
Expenses net of voluntary waivers, if any	.78% A
Expenses net of all reductions	.78% A
Net investment income (loss)	4.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,791
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.054
Net realized and unrealized gain (loss)	.047
Total from investment operations	.101
Distributions from net investment income	(.051)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.35%
Ratios to Average Net Assets G
Expenses before expense reductions	.90% A
Expenses net of voluntary waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	4.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,380
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.046
Net realized and unrealized gain (loss)	.055
Total from investment operations	.101
Distributions from net investment income	(.041)
Net asset value, end of period	$ 7.54
Total Return B, C, D	1.36%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A
Expenses net of voluntary waivers, if any	1.51% A
Expenses net of all reductions	1.51% A
Net investment income (loss)	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,012
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.046
Net realized and unrealized gain (loss)	.044
Total from investment operations	.090
Distributions from net investment income	(.040)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.59% A
Expenses net of voluntary waivers, if any	1.59% A
Expenses net of all reductions	1.59% A
Net investment income (loss)	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,176
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond Fund

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.163	.379 F	.445	.433	.423	.441
Net realized and unrealized gain (loss)	.195	.158 F	.324	(.388)	(.022)	.282
Total from investment operations	.358	.537	.769	.045	.401	.723
Distributions from net investment income	(.158)	(.377)	(.449)	(.435)	(.410)	(.443)
Distributions from net realized gain	-	(.010)	-	-	(.041)	-
Total distributions	(.158)	(.387)	(.449)	(.435)	(.451)	(.443)
Net asset value, end of period	$ 7.53	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Total Return B, C	4.93%	7.61%	11.51%	.71%	5.58%	10.54%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.66%	.65%	.70%	.71%	.72%
Expenses net of voluntary waivers, if any	.67% A	.66%	.65%	.70%	.71%	.72%
Expenses net of all reductions	.67% A	.66%	.64%	.69%	.70%	.71%
Net investment income (loss)	4.36% A	5.18% F	6.31%	6.21%	5.77%	6.12%
Supplemental Data
Net assets, end of period (in millions)	$ 4,535	$ 4,056	$ 2,976	$ 2,130	$ 2,303	$ 1,909
Portfolio turnover rate	246% A	230%	226%	115%	167%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.062
Net realized and unrealized gain (loss)	.043
Total from investment operations	.105
Distributions from net investment income	(.055)
Net asset value, end of period	$ 7.53
Total Return B, C	1.40%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A
Expenses net of voluntary waivers, if any	.57% A
Expenses net of all reductions	.57% A
Net investment income (loss)	4.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Fidelity Investment Grade Bond Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 27, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 132,816,982	|
Unrealized depreciation	(63,886,374)
Net unrealized appreciation (depreciation)	68,930,608
Cost for federal income tax purposes	$ 5,444,956,574

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the fund of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the fund's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, a fund will not be entitled to receive interest and principal payments on the securities sold. Losses may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom a fund sells the security files for bankruptcy or becomes insolvent, the fund's right to repurchase the security may be restricted.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 31, 2002, due November 1, 2002	1.94%
Number of dealers or banks	12
Maximum amount with one dealer or bank	19.0%
Aggregate principal amount of agreements	$11,057,703,000
Aggregate maturity amount of agreements	$11,058,297,748
Aggregate market value of transferred assets	$11,231,747,023
Coupon rates of transferred assets	0.00% to 10.75%
Maturity dates of transferred assets	11/1/02 to 11/1/32

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 322	$ 18
Class T	0%	.25%	303	29
Class B	.65%	.25%	1,786	1,331
Class C	.75%	.25%	1,469	1,365
			$ 3,880	$ 2,743

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,379	$ 2,833
Class T	422	88
Class B	169	169*
Class C	-	-*
	$ 3,970	$ 3,090

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Investment Grade Bond Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond fund Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 345	.16*
Class T	243	.19*
Class B	349	.17*
Class C	203	.14*
Investment Grade Bond Fund	4,539,749	.21*
Institutional Class	19	.10*
	$ 4,540,908

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,650,622 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity Investment Grade Bond Fund's operating expenses. During the period, this reimbursement reduced the class' expenses by $70,875.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,615. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond Fund	$ 35,128

9. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund was the owner of record of approximately 14% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2002	Year ended April 30, 2002
From net investment income
Class A	$ 7,925	$ -
Class T	4,497	-
Class B	5,795	-
Class C	4,118	-
Investment Grade Bond Fund	91,452,367	181,824,112
Institutional Class	741	-
From net realized gain
Investment Grade Bond Fund	-	4,943,117
Total	$ 91,475,443	$ 186,767,229

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2002 A	Year ended April 30, 2002	Six months ended October 31, 2002 A	Year ended April 30, 2002
Class A
Shares sold	236,725	-	$ 1,779,822	$ -
Reinvestment of distributions	1,025	-	7,739	-
Net increase (decrease)	237,750	-	$ 1,787,561	$ -
Class T
Shares sold	210,304	-	$ 1,584,166	$ -
Reinvestment of distributions	576	-	4,343	-
Shares redeemed	(27,765)	-	(209,499)	-
Net increase (decrease)	183,115	-	$ 1,379,010	$ -
Class B
Shares sold	285,889	-	$ 2,157,682	$ -
Reinvestment of distributions	597	-	4,509	-
Shares redeemed	(19,521)	-	(145,501)	-
Net increase (decrease)	266,965	-	$ 2,016,690	$ -

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2002 A	Year ended April 30, 2002	Six months ended October 31, 2002 A	Year ended April 30, 2002
Class C
Shares sold	160,146	-	$ 1,205,445	$ -
Reinvestment of distributions	520	-	3,926	-
Shares redeemed	(4,585)	-	(34,009)	-
Net increase (decrease)	156,081	-	$ 1,175,362	$ -
Investment Grade Bond Fund
Shares sold	128,963,752	256,780,900	$ 959,023,353	$ 1,883,494,591
Reinvestment of distributions	11,819,361	24,352,479	88,086,453	178,782,645
Shares redeemed	(92,066,032)	(142,102,121)	(682,996,940)	(1,041,745,992)
Net increase (decrease)	48,717,081	139,031,258	$ 364,112,866	$ 1,020,531,244
Institutional Class
Shares sold	13,777	-	$ 103,083	$ -
Reinvestment of distributions	98	-	741	-
Net increase (decrease)	13,875	-	$ 103,824	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002
(commencement of sale of shares) to October 31, 2002.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/9/02	12/6/02	$.12

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AIGBI-SANN-1202 158295
1.779359.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Investment Grade Bond	4.93%	4.64%	38.67%	98.52%
LB Aggregate Bond	5.90%	5.89%	43.06%	105.51%
Intermediate Investment Grade Debt Funds Average	4.25%	3.71%	34.81%	90.42%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Investment Grade Bond	4.64%	6.76%	7.10%
LB Aggregate Bond	5.89%	7.42%	7.47%
Intermediate Investment Grade Debt Funds Average	3.71%	6.14%	6.63%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Investment Grade Bond Fund on October 31, 1992. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Aggregate Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2002	2002	2001	2000	1999	1998
Dividend returns	2.20%	5.38%	6.85%	6.09%	5.85%	6.55%
Capital returns	2.73%	2.23%	4.66%	-5.38%	-0.27%	3.99%
Total returns	4.93%	7.61%	11.51%	0.71%	5.58%	10.54%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	2.47¢	15.83¢	33.59¢
Annualized dividend rate	3.88%	4.23%	4.55%
30-day annualized yield	3.88%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $7.49 over the past one month, $7.43 over the past six months and $7.39 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds sparkled during the six-month period that ended October 31, 2002, as the economic recovery slowed and the prospects for a continued favorable interest rate environment firmed. The Lehman Brothers® Aggregate Bond Index, a proxy for taxable-bond performance, returned 5.90%, well ahead of flagging stock markets that in many cases suffered double-digit declines. Negative sentiment toward equities - due to heightened concerns about corporate governance, terrorism and geopolitical unrest - boosted demand for bonds, as risk-averse investors sought out safer havens offering some return on their assets. A strong flight to quality in Treasuries and high-quality, higher-yielding government agency securities resulted, as reflected in the stellar performance of the Lehman Brothers Treasury and U.S. Agency indexes, which registered gains of 8.32% and 7.28%, respectively. Meanwhile, the Lehman Brothers Credit Bond Index posted a distant third-place finish, returning 4.81%. While corporates benefited from some economic improvement, eroding investor confidence in the sector, along with widespread credit-quality downgrades and the resulting liquidity crisis, curbed their advances. The Lehman Brothers Mortgage-Backed Securities Index brought up the rear, returning 4.66%. While enjoying lower volatility and reduced prepayment risk for much of the period, mortgage securities retreated during the summer, as record-low interest rates triggered another massive refinancing wave.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Fidelity Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the six months ending October 31, 2002, Fidelity Investment Grade Bond Fund returned 4.93%, while the Lipper Inc. intermediate investment grade debt funds average returned 4.25% and the Lehman Brothers Aggregate Bond Index gained 5.90%. For the 12 months ending October 31, 2002, Fidelity Investment Grade Bond Fund was up 4.64%, while the Lipper average and Lehman Brothers index returned 3.71% and 5.89%, respectively.

Q. What drove fund performance?

A. Bonds rallied sharply in the face of historically weak equity markets, a sluggish economy and the steady drumbeat of negative headlines that marked the past six months. Interest rates across the yield curve plunged to levels not seen in decades, as skittish investors flocked to high-quality, low-risk government bonds such as Treasuries and agencies. Against a backdrop of falling rates, the fund turned in solid positive absolute returns. However, its relative performance was mixed. Despite outperforming its peers, the fund trailed the index, largely due to its underweighting in strong-performing government securities. Unfortunately, the yield advantage gained from emphasizing corporate bonds and mortgage securities was unable to overcome the sharp rally in Treasury prices during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy with corporates?

A. It was a period marked by both unprecedented volatility and incredible opportunity in the corporate market. Despite heightened credit risk - fueled by a record number of rating agency downgrades, widespread company mismanagement concerns and corporate accounting issues - we still generated respectable returns in the sector. While the performance of our holdings lagged those of the index, they helped us surpass the Lipper peer average. Diversification and good credit analysis helped us sidestep several prominent corporate bond issuers that failed to maintain their investment-grade quality. That's not to say we escaped unscathed, however. We had some exposure to troubled securities - primarily within the telecommunications and utilities sectors - but they were generally smaller positions than those held by our average competitor. This positioning also helped reduce our risk exposure and limit our downside versus the index. We offset some of our losses by overweighting strong-performing real-estate issues and large, high-quality banks, which benefited from solid balance sheets, high quality of assets and scant credit problems. Adding to the fund's holdings in Yankee bonds - dollar-denominated securities issued by foreign entities - was a defensive strategy that also helped. Another key was my decision to selectively trim the fund's corporate weighting during the spring as market conditions deteriorated. In hindsight, I wish I had sold more corporates, considering that even the best names eventually faltered.

Q. How about the fund's positioning in mortgages?

A. The fund benefited from my focus on high-quality mortgage securities that were trading at very attractive yield-spread levels relative to Treasuries. As mortgage rates continued to fall, homeowners grew hungry to refinance, and mortgage bankers became more efficient and aggressive in helping them do so. As such, I focused on securities that were less susceptible to being prepaid, including newly issued current-coupon mortgages in the 5.5%-6% range and commercial mortgage-backed securities. At the same time, I avoided bonds trading at a premium - or above par - which were the most vulnerable to prepayment. Increased volatility and prepayments are negatives for bondholders, given that future cash flows may have to be reinvested at potentially lower interest rates. Avoiding premium bonds worked, as the market experienced another wave of mortgage refinancing and mortgage security prepayment during the summer, when refinancing activity hit new highs.

Q. What's your outlook?

A. Interest rates are currently very low, but they could go lower. The good news for bondholders is that Treasuries now represent an even smaller share - around 20% - of the investment-grade universe, while the rest of the market arguably has become less correlated in recent years with the general level of interest rates. So, even if the economy improves and Treasury yields rise moderately - and their prices were to fall - the other sectors still could produce decent returns. Of course, if rates rise significantly in response to a strong economic recovery, I'd have to re-evaluate the fund's positioning.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income

Fund number: 026

Trading symbol: FBNDX

Start date: July 15, 1971

Size: as of October 31, 2002, more than $4.5 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity taxable bond funds; joined Fidelity in 1993

3

Kevin Grant on his near-term investment approach:

"Corporate bonds are now very cheap and are priced in anticipation of a double-dip recession. While I've added some exposure to the sector of late, I've done so prudently. I still maintain only a modest overweighting in the sector because I want to remain flexible enough to take advantage of opportunities whenever and wherever they arise in the market. The challenge for me going forward will be to continue to find the best corporate names at the best prices, while maintaining broad diversification.

"At period end, I felt that the mortgage market offered the best risk/reward profile of any investment-grade sector. After dramatically underperforming Treasuries in recent months, mortgages have become pretty cheap. I think of the mortgage market today as two markets: the old one, which is rapidly getting paid off; and the new one that is replacing it with very low coupon bonds. Long-term interest rates are already at historically low levels, and these mortgages are so low in coupon that it would require rates to fall even further for them to have prepayments, which is unlikely. So, the new market is actually quite different, and probably quite a bit safer. That said, I may look to increase the fund's stake in mortgages going forward."

Semiannual Report

Investment Changes

Average Years to Maturity as of October 31, 2002
6 months ago
Years	5.7	6.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2002
6 months ago
Years	3.9	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
U.S. Governments 56.4%	U.S. Governments 59.9%
AAA 4.2%	AAA 3.7%
AA 2.9%	AA 3.1%
A 14.7%	A 15.1%
BBB 14.5%	BBB 16.5%
BB and Below 1.7%	BB and Below 0.4%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Corporate Bonds 29.2%		Corporate Bonds 29.5%
	U.S. Governments 56.4%		U.S. Governments 59.9%
	Asset-Backed Securities 5.5%		Asset-Backed Securities 5.5%
	CMOs and Other Mortgage Related Securities 1.9%		CMOs and Other Mortgage Related Securities 2.0%
	Other Investments 1.4%		Other Investments 1.8%
	Short-Term Investments and Net Other Assets 5.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	7.2%	** Foreign investments	7.7%
* Futures and Swaps	(0.5)%	** Futures	(0.2)%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.1%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.2%
Media - 2.2%
AOL Time Warner, Inc. 6.875% 5/1/12	$ 6,060	$ 5,987
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	10,750	11,288
Clear Channel Communications, Inc. 7.875% 6/15/05	4,050	4,293
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,088
Continental Cablevision, Inc. 8.3% 5/15/06	7,190	7,061
Cox Communications, Inc.:
7.125% 10/1/12	4,100	4,236
7.75% 8/15/06	2,500	2,652
7.75% 11/1/10	9,500	10,164
News America Holdings, Inc.:
7.75% 1/20/24	10,850	9,955
8% 10/17/16	1,000	1,033
Shaw Communications, Inc. 7.2% 12/15/11	10,000	8,616
TCI Communications, Inc. 9.8% 2/1/12	8,000	8,865
Time Warner Entertainment Co. LP:
8.375% 3/15/23	4,555	4,630
8.375% 7/15/33	14,065	14,171
		99,039
CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
Philip Morris Companies, Inc. 7% 7/15/05	4,900	5,270
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	5,765	5,960
7.25% 6/1/12	6,100	6,222
7.75% 5/15/06	4,025	4,342
		21,794
ENERGY - 0.4%
Oil & Gas - 0.4%
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	7,873
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,201
The Coastal Corp. 7.75% 10/15/35	160	104
Valero Energy Corp. 6.875% 4/15/12	4,685	4,517
		17,695
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 15.4%
Banks - 2.8%
Bank of Montreal 6.1% 9/15/05	$ 4,000	$ 4,312
BankBoston Corp. 6.625% 2/1/04	1,200	1,254
Capital One Bank:
6.375% 2/15/03	3,650	3,585
6.65% 3/15/04	900	830
First Tennessee National Corp. 6.75% 11/15/05	1,650	1,801
Fleet Financial Group, Inc. 7.125% 4/15/06	2,800	3,040
FleetBoston Financial Corp. 7.25% 9/15/05	12,790	13,776
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,811
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	750	767
KeyCorp. 4.625% 5/16/05	7,420	7,731
Korea Development Bank:
7.125% 4/22/04	3,070	3,276
7.375% 9/17/04	3,985	4,312
Landesbank Baden-Wurttemberg 6.35% 4/1/12	3,800	4,194
MBNA Corp.:
6.34% 6/2/03	1,800	1,838
6.875% 11/15/02	8,300	8,310
7.5% 3/15/12	7,730	7,865
Merita Bank Ltd. yankee 6.5% 1/15/06	4,000	4,368
National Westminster Bank PLC yankee 7.375% 10/1/09	2,935	3,429
PNC Funding Corp. 5.75% 8/1/06	11,205	11,762
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (e)	5,065	5,533
7.816% 11/29/49	1,020	1,146
8.817% 3/31/49	4,095	4,601
9.118% 3/31/49	2,970	3,610
Union Planters Corp. 6.75% 11/1/05	3,000	3,256
Union Planters National Bank, Memphis 5.125% 6/15/07	3,510	3,720
Washington Mutual Bank 6.875% 6/15/11	4,900	5,371
Washington Mutual, Inc. 5.625% 1/15/07	7,240	7,627
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,409
		127,534
Diversified Financials - 10.7%
ABN AMRO NA Holding Pfd. Capital Repackage Trust I yankee 6.523% 12/29/49 (b)(c)	17,000	16,902
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
American Gen. Finance Corp. 5.875% 7/14/06	$ 16,500	$ 17,537
Amvescap PLC 6.6% 5/15/05	12,290	13,257
Associates Corp. of North America 6% 7/15/05	9,500	10,205
Capital One Financial Corp. 7.125% 8/1/08	5,490	4,275
CIT Group, Inc.:
5.5% 2/15/04	2,240	2,235
7.75% 4/2/12	4,425	4,523
Citigroup, Inc.:
5.625% 8/27/12	16,000	16,461
7.25% 10/1/10	9,900	11,218
Countrywide Home Loans, Inc.:
5.5% 8/1/06	19,295	20,048
5.625% 5/15/07	5,500	5,758
6.85% 6/15/04	1,370	1,446
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	5,900	6,153
6.5% 1/15/12	4,000	4,174
Delta Air Lines, Inc. pass thru trust certificate 7.57% 11/18/10	1,105	1,006
Deutsche Telekom International Finance BV 8.25% 6/15/05	11,980	12,911
Ford Motor Credit Co.:
5.8% 1/12/09	4,620	3,901
6.5% 1/25/07	11,890	10,769
6.875% 2/1/06	16,700	15,397
7.375% 10/28/09	8,900	8,054
General Electric Capital Corp.:
6% 6/15/12	4,600	4,886
6.125% 2/22/11	21,400	22,843
General Motors Acceptance Corp.:
6.38% 1/30/04	6,410	6,461
6.75% 1/15/06	9,090	9,005
6.875% 9/15/11	13,610	12,401
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,774
6.6% 1/15/12	12,750	13,857
Household Finance Corp.:
6.375% 10/15/11	13,500	11,597
7% 5/15/12	11,000	9,851
8% 5/9/05	2,180	2,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
HSBC Capital Funding LP 9.547% 12/31/49 (b)(c)	$ 5,300	$ 6,402
ING Capital Funding Trust III 8.439% 12/31/10	15,850	18,036
J.P. Morgan Chase & Co.:
5.35% 3/1/07	6,300	6,632
6.75% 2/1/11	4,135	4,465
John Deere Capital Corp. 2.42% 9/17/04 (e)	12,000	11,992
Lehman Brothers Holdings, Inc.:
6.625% 1/18/12	9,600	10,418
7.75% 1/15/05	4,310	4,747
Mellon Funding Corp. 7.5% 6/15/05	2,150	2,418
Merrill Lynch & Co., Inc.:
6.13% 5/16/06	1,815	1,942
6.15% 1/26/06	8,700	9,312
Morgan Stanley 6.6% 4/1/12	6,970	7,575
Newcourt Credit Group, Inc. 6.875% 2/16/05	4,330	4,361
NiSource Finance Corp.:
7.625% 11/15/05	11,530	11,333
7.875% 11/15/10	6,525	6,360
Petronas Capital Ltd. 7% 5/22/12 (c)	12,090	13,125
Popular North America, Inc. 6.125% 10/15/06	7,950	8,523
Powergen US Funding LLC 4.5% 10/15/04	3,030	3,107
Sears Roebuck Acceptance Corp. 7% 6/1/32	12,000	10,006
Sprint Capital Corp.:
5.875% 5/1/04	4,405	4,138
6.875% 11/15/28	24,570	16,292
7.125% 1/30/06	4,800	4,120
8.75% 3/15/32	6,725	5,116
TCI Communications Financing III 9.65% 3/31/27	4,500	3,600
TXU Eastern Funding 6.75% 5/15/09 (a)	3,980	736
Verizon Global Funding Corp.:
6.125% 6/15/07	8,500	9,039
7.25% 12/1/10	10,000	10,822
7.375% 9/1/12	5,365	5,905
		486,477
Real Estate - 1.9%
Cabot Industrial Property LP 7.125% 5/1/04	4,005	4,184
Camden Property Trust 5.875% 6/1/07	3,920	4,027
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
CenterPoint Properties Trust:
5.75% 8/15/09	$ 5,030	$ 5,158
6.75% 4/1/05	2,490	2,680
Duke Realty LP 7.3% 6/30/03	4,000	4,121
EOP Operating LP:
6.5% 1/15/04	4,070	4,211
6.625% 2/15/05	15,250	16,126
6.75% 2/15/08	5,560	6,040
7.75% 11/15/07	2,425	2,750
ERP Operating LP 7.1% 6/23/04	4,000	4,243
Gables Realty LP:
5.75% 7/15/07	8,040	8,173
6.8% 3/15/05	1,120	1,211
Mack-Cali Realty LP 7.75% 2/15/11	10,000	11,028
ProLogis Trust 6.7% 4/15/04	1,715	1,796
Regency Centers LP 6.75% 1/15/12	7,380	7,736
		83,484
TOTAL FINANCIALS		697,495
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.4%
Raytheon Co.:
5.7% 11/1/03	4,800	4,899
6.75% 8/15/07	4,770	5,162
7.9% 3/1/03	5,940	6,018
		16,079
Industrial Conglomerates - 0.4%
Tyco International Group SA:
6.875% 1/15/29	4,000	3,120
yankee:
6.375% 10/15/11	2,500	2,125
6.75% 2/15/11	17,675	15,024
		20,269
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	10,000	10,321
CSX Corp.:
6.75% 3/15/11	9,000	9,802
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.: - continued
7.95% 5/1/27	$ 4,000	$ 4,624
Norfolk Southern Corp. 7.25% 2/15/31	9,800	10,836
		35,583
TOTAL INDUSTRIALS		71,931
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.3%
Motorola, Inc.:
6.75% 2/1/06	3,000	2,960
8% 11/1/11	13,535	13,313
		16,273
Computers & Peripherals - 0.4%
Hewlett-Packard Co.:
5.5% 7/1/07	7,320	7,562
6.5% 7/1/12	9,680	9,916
		17,478
TOTAL INFORMATION TECHNOLOGY		33,751
MATERIALS - 0.2%
Metals & Mining - 0.1%
Falconbridge Ltd. 7.35% 6/5/12	3,095	3,191
Paper & Forest Products - 0.1%
Weyerhaeuser Co. 6.125% 3/15/07	6,200	6,537
TOTAL MATERIALS		9,728
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.7%
AT&T Corp.:
6.5% 3/15/29	37,615	32,349
7.3% 11/15/11 (b)	3,740	3,665
British Telecommunications PLC 8.375% 12/15/10	4,900	5,748
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (c)	6,200	7,157
Citizens Communications Co. 8.5% 5/15/06	5,455	5,510
France Telecom SA 9.25% 3/1/11	20,000	22,066
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Koninklijke KPN NV yankee 8% 10/1/10	$ 7,000	$ 7,870
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	5,395	5,381
Telefonos de Mexico SA de CV 8.25% 1/26/06	11,600	12,224
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (a)	11,404	228
7.7% 7/20/29 (a)	2,863	57
TELUS Corp.:
7.5% 6/1/07	14,590	12,037
8% 6/1/11	9,500	7,315
		121,607
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,375	1,244
8.75% 3/1/31	13,805	11,044
Cingular Wireless LLC:
5.625% 12/15/06	10,000	10,027
6.5% 12/15/11	7,460	7,344
7.125% 12/15/31	6,000	5,460
		35,119
TOTAL TELECOMMUNICATION SERVICES		156,726
UTILITIES - 3.7%
Electric Utilities - 2.7%
Allegheny Energy Supply Co. LLC 8.5% 4/15/12 (c)	2,000	1,060
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	7,200	7,292
7.05% 12/11/07 (c)	8,000	8,391
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	6,966
7% 4/1/12	4,485	4,421
Dominion Resources, Inc. 6.25% 6/30/12	3,570	3,579
FirstEnergy Corp.:
5.5% 11/15/06	6,560	6,334
6.45% 11/15/11	11,795	10,991
FPL Group Capital, Inc. 6.125% 5/15/07	4,520	4,755
Hydro-Quebec 6.3% 5/11/11	22,500	25,167
Illinois Power Co. 7.5% 6/15/09	5,000	4,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Israel Electric Corp. Ltd. 7.75% 12/15/27 (c)	$ 6,540	$ 5,503
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07 (c)	3,965	3,918
5.875% 10/1/12 (c)	2,650	2,604
Oncor Electric Delivery Co. 6.375% 5/1/12 (c)	5,025	5,113
Public Service Co. of Colorado 7.875% 10/1/12 (c)	5,630	5,829
Reliant Energy Resources Corp. 8.125% 7/15/05	3,000	2,523
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,607
TECO Energy, Inc.:
6.125% 5/1/07	7,905	6,759
7% 5/1/12	3,060	2,488
Texas Utilities Co. 6.375% 1/1/08	1,010	808
		123,158
Gas Utilities - 0.7%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,651
El Paso Energy Corp. 7.75% 1/15/32	160	101
KeySpan Corp.:
7.25% 11/15/05	4,390	4,874
7.625% 11/15/10	3,240	3,761
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	6,400	6,928
Sempra Energy 7.95% 3/1/10	1,560	1,619
Tennessee Gas Pipeline Co. 7.625% 4/1/37	4,100	3,567
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,114
7.3% 12/1/10	4,480	4,951
		29,566
Multi-Utilities & Unregulated Power - 0.3%
Williams Companies, Inc.:
7.125% 9/1/11	12,470	7,357
7.5% 1/15/31	2,780	1,529
8.125% 3/15/12 (c)	6,935	4,300
		13,186
TOTAL UTILITIES		165,910
TOTAL NONCONVERTIBLE BONDS (Cost $1,283,161)		1,274,069
U.S. Government and Government Agency Obligations - 14.8%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 5.4%
Fannie Mae:
3.28% 7/15/04	$ 26,150	$ 26,465
5% 5/14/07	24,000	25,091
5.25% 6/15/06	8,975	9,738
5.5% 5/2/06	11,250	12,308
6.25% 2/1/11	4,355	4,806
6.25% 7/19/11	42,500	44,913
6.625% 11/15/10	7,810	9,052
7.25% 1/15/10	20,750	24,898
Federal Home Loan Bank 7.25% 5/15/03	12,140	12,523
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	10,755
Freddie Mac:
2.875% 9/26/05	22,800	22,911
4.125% 2/4/05	5,710	5,745
5.875% 3/21/11	24,670	26,675
6% 5/25/12	7,900	8,265
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		244,145
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	26,038
6.125% 8/15/29	212,123	241,828
6.375% 8/15/27	9,680	11,333
9.875% 11/15/15	6,825	10,421
11.25% 2/15/15	49,590	81,944
U.S. Treasury Notes:
4.375% 8/15/12	3,715	3,857
4.75% 11/15/08	42,000	45,619
6% 8/15/09	6,900	7,975
TOTAL U.S. TREASURY OBLIGATIONS		429,015
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $636,204)		673,160
U.S. Government Agency - Mortgage Securities - 40.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 29.5%
5.5% 2/1/11 to 5/1/14	$ 9,768	$ 10,192
5.5% 11/1/17 to 12/1/32 (d)	519,622	525,867
6% 1/1/13 to 6/1/32	46,013	47,838
6% 11/1/32 (d)	172,713	177,517
6.5% 1/1/25 to 9/1/32	206,125	213,883
6.5% 11/1/32 (d)	295,179	305,787
7% 7/1/22 to 5/1/32	30,952	32,466
7.5% 6/1/25 to 8/1/29	22,552	23,952
9.5% 1/1/17 to 2/1/25	1,037	1,149
12.5% 3/1/13 to 7/1/15	19	23
TOTAL FANNIE MAE		1,338,674
Freddie Mac - 0.1%
8.5% 9/1/22 to 9/1/27	2,296	2,465
Government National Mortgage Association - 10.5%
6% 10/15/08 to 10/15/30	29,468	30,649
6% 11/1/32 (d)	9,005	9,321
6.5% 3/15/26 to 8/15/32	19,527	20,369
7% 8/15/23 to 7/15/32	381,492	400,836
7% 11/1/32 (d)	4,362	4,586
7.5% 10/15/05 to 8/15/28	9,116	9,732
8% 9/15/24 to 5/15/32	2,693	2,888
8.5% 1/15/31	161	174
9% 4/15/23	11	13
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		478,568
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,790,844)		1,819,707
Asset-Backed Securities - 2.8%
	Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Account Master Trust 6.1% 12/15/06	$ 4,600	$ 4,880
Capital One Master Trust 5.45% 3/16/09	11,000	11,812
Capital One Multi-Asset Execution Trust 2.48% 7/15/08 (e)	8,570	8,498
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	2,180	2,253
Ford Credit Auto Owner Trust:
5.54% 12/15/05	4,400	4,680
5.71% 9/15/05	2,495	2,625
Honda Auto Receivables Owner Trust 5.09% 10/18/06	4,900	5,119
Household Home Equity Loan Trust 2.1288% 4/20/32 (e)	16,889	16,827
JCPenney Master Credit Card Trust 5.5% 6/15/07	18,000	18,632
MBNA Credit Card Master Note Trust 2.1625% 1/15/09 (e)	33,400	33,246
Morgan Stanley Dean Witter Capital I Trust 9.5% 6/25/32 (c)	7,075	7,066
Sears Credit Account Master Trust II:
6.75% 9/16/09	7,720	8,579
7.5% 11/15/07	3,950	4,161
TOTAL ASSET-BACKED SECURITIES (Cost $124,945)		128,378
Collateralized Mortgage Obligations - 0.2%

U.S. Government Agency - 0.2%
Freddie Mac Multi-class participation certificates guaranteed REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,787)	10,122	10,977
Commercial Mortgage Securities - 1.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	$ 5,397	$ 5,817
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,355
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	3,054
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	10,000	11,817
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	3,400	3,814
Class C1, 7.52% 5/15/06 (c)	3,500	3,904
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (e)	2,900	2,896
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	9,000	10,015
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,660)		45,672
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic 7.125% 1/11/12	5,695	6,122
Malaysian Government 7.5% 7/15/11	4,735	5,383
Nova Scotia Province 5.75% 2/27/12	7,575	8,185
Ontario Province 6% 2/21/06	6,300	6,861
Polish Government 6.25% 7/3/12	6,170	6,694
Quebec Province 7% 1/30/07	5,000	5,718
United Mexican States:
7.5% 1/14/12	9,800	10,217
8.5% 2/1/06	4,025	4,444
9.875% 2/1/10	4,000	4,666
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,663)		58,290
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	$ 4,425	$ 4,429
Fixed-Income Funds - 7.2%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $331,000)	3,313,413	328,425
Cash Equivalents - 25.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.94%, dated 10/31/02 due 11/1/02) (Cost $1,170,780)	$ 1,170,843	1,170,780
TOTAL INVESTMENT PORTFOLIO - 121.4% (Cost $5,445,422)		5,513,887
NET OTHER ASSETS - (21.4)%		(972,634)
NET ASSETS - 100%		$ 4,541,253
Legend
(a) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $125,907,000 or 2.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,430,140,000 and $5,223,002,000, respectively, of which long-term U.S. government and government agency obligations aggregated $4,825,576,000 and $4,803,157,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $5,359,000. The weighted average interest rate was 1.91%. Interest earned from the interfund lending program amounted to $568 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,882,000. The weighted average interest rate was 2.25%. Interest expense includes $368 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,170,780) (cost $ 5,445,422) - See accompanying schedule		$ 5,513,887
Cash		1
Receivable for investments sold		11,435
Receivable for fund shares sold		6,142
Interest receivable		42,993
Other receivables		2
Total assets		5,574,460

Liabilities
Payable for investments purchased Regular delivery	$ 5,261
Delayed delivery	1,020,074
Payable for fund shares redeemed	4,665
Distributions payable	531
Accrued management fee	1,626
Distribution fees payable	3
Other payables and accrued expenses	1,047
Total liabilities		1,033,207

Net Assets		$ 4,541,253
Net Assets consist of:
Paid in capital		$ 4,394,249
Undistributed net investment income		4,502
Accumulated undistributed net realized gain (loss) on investments		74,037
Net unrealized appreciation (depreciation) on investments		68,465
Net Assets		$ 4,541,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2002 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,790.56 ÷ 237.75 shares)	$ 7.53

Maximum offering price per share (100/95.25 of $7.53)	$ 7.91
Class T: Net Asset Value and redemption price per share ($1,379.56 ÷ 183.12 shares)	$ 7.53

Maximum offering price per share (100/96.50 of $7.53)	$ 7.80
Class B: Net Asset Value and offering price per share ($2,012.08 ÷ 266.97 shares) A	$ 7.54

Class C: Net Asset Value and offering price per share ($1,175.82 ÷ 156.08 shares) A	$ 7.53

Investment Grade Bond Fund: Net Asset Value, offering price and redemption price per share ($4,534,790.61 ÷ 602,116.57 shares)	$ 7.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($104.54 ÷ 13.88 shares)	$ 7.53

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)

Investment Income
Interest		$ 108,925
Security lending		127
Total income		109,052

Expenses
Management fee	$ 9,270
Transfer agent fees	4,541
Distribution fees	4
Accounting and security lending fees	334
Non-interested trustees' compensation	8
Custodian fees and expenses	101
Registration fees	236
Audit	36
Legal	14
Miscellaneous	17
Total expenses before reductions	14,561
Expense reductions	(109)	14,452
Net investment income (loss)		94,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		74,663
Change in net unrealized appreciation (depreciation) on investment securities		37,047
Net gain (loss)		111,710
Net increase (decrease) in net assets resulting from operations		$ 206,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,600	$ 183,635
Net realized gain (loss)	74,663	33,818
Change in net unrealized appreciation (depreciation)	37,047	28,774
Net increase (decrease) in net assets resulting from operations	206,310	246,227
Distributions to shareholders from net investment income	(91,475)	(181,824)
Distributions to shareholders from net realized gain	-	(4,943)
Total distributions	(91,475)	(186,767)
Share transactions - net increase (decrease)	370,575	1,020,531
Total increase (decrease) in net assets	485,410	1,079,991

Net Assets
Beginning of period	4,055,843	2,975,852
End of period (including undistributed net investment income of $4,502 and undistributed net investment income of $1,377, respectively)	$ 4,541,253	$ 4,055,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.056
Net realized and unrealized gain (loss)	.046
Total from investment operations	.102
Distributions from net investment income	(.052)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.36%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A
Expenses net of voluntary waivers, if any	.78% A
Expenses net of all reductions	.78% A
Net investment income (loss)	4.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,791
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.054
Net realized and unrealized gain (loss)	.047
Total from investment operations	.101
Distributions from net investment income	(.051)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.35%
Ratios to Average Net Assets G
Expenses before expense reductions	.90% A
Expenses net of voluntary waivers, if any	.90% A
Expenses net of all reductions	.90% A
Net investment income (loss)	4.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,380
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.046
Net realized and unrealized gain (loss)	.055
Total from investment operations	.101
Distributions from net investment income	(.041)
Net asset value, end of period	$ 7.54
Total Return B, C, D	1.36%
Ratios to Average Net Assets G
Expenses before expense reductions	1.51% A
Expenses net of voluntary waivers, if any	1.51% A
Expenses net of all reductions	1.51% A
Net investment income (loss)	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,012
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended October 31, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) E	.046
Net realized and unrealized gain (loss)	.044
Total from investment operations	.090
Distributions from net investment income	(.040)
Net asset value, end of period	$ 7.53
Total Return B, C, D	1.20%
Ratios to Average Net Assets G
Expenses before expense reductions	1.59% A
Expenses net of voluntary waivers, if any	1.59% A
Expenses net of all reductions	1.59% A
Net investment income (loss)	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,176
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond Fund

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30	$ 7.02
Income from Investment Operations
Net investment income (loss) D	.163	.379 F	.445	.433	.423	.441
Net realized and unrealized gain (loss)	.195	.158 F	.324	(.388)	(.022)	.282
Total from investment operations	.358	.537	.769	.045	.401	.723
Distributions from net investment income	(.158)	(.377)	(.449)	(.435)	(.410)	(.443)
Distributions from net realized gain	-	(.010)	-	-	(.041)	-
Total distributions	(.158)	(.387)	(.449)	(.435)	(.451)	(.443)
Net asset value, end of period	$ 7.53	$ 7.33	$ 7.18	$ 6.86	$ 7.25	$ 7.30
Total Return B, C	4.93%	7.61%	11.51%	.71%	5.58%	10.54%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.66%	.65%	.70%	.71%	.72%
Expenses net of voluntary waivers, if any	.67% A	.66%	.65%	.70%	.71%	.72%
Expenses net of all reductions	.67% A	.66%	.64%	.69%	.70%	.71%
Net investment income (loss)	4.36% A	5.18% F	6.31%	6.21%	5.77%	6.12%
Supplemental Data
Net assets, end of period (in millions)	$ 4,535	$ 4,056	$ 2,976	$ 2,130	$ 2,303	$ 1,909
Portfolio turnover rate	246% A	230%	226%	115%	167%	207%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31, 2002 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 7.48
Income from Investment Operations
Net investment income (loss) D	.062
Net realized and unrealized gain (loss)	.043
Total from investment operations	.105
Distributions from net investment income	(.055)
Net asset value, end of period	$ 7.53
Total Return B, C	1.40%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A
Expenses net of voluntary waivers, if any	.57% A
Expenses net of all reductions	.57% A
Net investment income (loss)	4.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate	246% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Board of Trustees approved adding Class A, Class T, Class B, Class C, and Institutional Class shares to the fund.

The fund offers Fidelity Investment Grade Bond Fund (the original class), Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares on August 27, 2002. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 132,816,982	|
Unrealized depreciation	(63,886,374)
Net unrealized appreciation (depreciation)	68,930,608
Cost for federal income tax purposes	$ 5,444,956,574

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash

Semiannual Report

2. Operating Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the fund of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the fund's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, a fund will not be entitled to receive interest and principal payments on the securities sold. Losses may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Financing Transactions - continued

arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom a fund sells the security files for bankruptcy or becomes insolvent, the fund's right to repurchase the security may be restricted.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 31, 2002, due November 1, 2002	1.94%
Number of dealers or banks	12
Maximum amount with one dealer or bank	19.0%
Aggregate principal amount of agreements	$11,057,703,000
Aggregate maturity amount of agreements	$11,058,297,748
Aggregate market value of transferred assets	$11,231,747,023
Coupon rates of transferred assets	0.00% to 10.75%
Maturity dates of transferred assets	11/1/02 to 11/1/32

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 322	$ 18
Class T	0%	.25%	303	29
Class B	.65%	.25%	1,786	1,331
Class C	.75%	.25%	1,469	1,365
			$ 3,880	$ 2,743

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charge (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 3,379	$ 2,833
Class T	422	88
Class B	169	169*
Class C	-	-*
	$ 3,970	$ 3,090

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund, except for Fidelity Investment Grade Bond Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Investment Grade Bond fund Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 345	.16*
Class T	243	.19*
Class B	349	.17*
Class C	203	.14*
Investment Grade Bond Fund	4,539,749	.21*
Institutional Class	19	.10*
	$ 4,540,908

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,650,622 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Fidelity Investment Grade Bond Fund's operating expenses. During the period, this reimbursement reduced the class' expenses by $70,875.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,615. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Investment Grade Bond Fund	$ 35,128

9. Other Information.

At the end of the period, Fidelity Freedom 2010 Fund was the owner of record of approximately 14% of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2002	Year ended April 30, 2002
From net investment income
Class A	$ 7,925	$ -
Class T	4,497	-
Class B	5,795	-
Class C	4,118	-
Investment Grade Bond Fund	91,452,367	181,824,112
Institutional Class	741	-
From net realized gain
Investment Grade Bond Fund	-	4,943,117
Total	$ 91,475,443	$ 186,767,229

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2002 A	Year ended April 30, 2002	Six months ended October 31, 2002 A	Year ended April 30, 2002
Class A
Shares sold	236,725	-	$ 1,779,822	$ -
Reinvestment of distributions	1,025	-	7,739	-
Net increase (decrease)	237,750	-	$ 1,787,561	$ -
Class T
Shares sold	210,304	-	$ 1,584,166	$ -
Reinvestment of distributions	576	-	4,343	-
Shares redeemed	(27,765)	-	(209,499)	-
Net increase (decrease)	183,115	-	$ 1,379,010	$ -
Class B
Shares sold	285,889	-	$ 2,157,682	$ -
Reinvestment of distributions	597	-	4,509	-
Shares redeemed	(19,521)	-	(145,501)	-
Net increase (decrease)	266,965	-	$ 2,016,690	$ -

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2002 A	Year ended April 30, 2002	Six months ended October 31, 2002 A	Year ended April 30, 2002
Class C
Shares sold	160,146	-	$ 1,205,445	$ -
Reinvestment of distributions	520	-	3,926	-
Shares redeemed	(4,585)	-	(34,009)	-
Net increase (decrease)	156,081	-	$ 1,175,362	$ -
Investment Grade Bond Fund
Shares sold	128,963,752	256,780,900	$ 959,023,353	$ 1,883,494,591
Reinvestment of distributions	11,819,361	24,352,479	88,086,453	178,782,645
Shares redeemed	(92,066,032)	(142,102,121)	(682,996,940)	(1,041,745,992)
Net increase (decrease)	48,717,081	139,031,258	$ 364,112,866	$ 1,020,531,244
Institutional Class
Shares sold	13,777	-	$ 103,083	$ -
Reinvestment of distributions	98	-	741	-
Net increase (decrease)	13,875	-	$ 103,824	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 27, 2002 (commencement of sale of shares) to October 31, 2002.

Semiannual Report

Distributions

The Board of Trustees of Fidelity Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Investment Grade Bond Fund	12/9/02	12/6/02	$.12

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IGB-SANN-1202 158293
1.538655.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income	-6.20%	-0.59%	-10.41%	76.99%
ML High Yield Master II	-11.95%	-6.53%	-2.97%	71.65%
High Current Yield Funds Average	-9.50%	-4.95%	-9.98%	52.04%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity High Income	-0.59%	-2.17%	5.88%
ML High Yield Master II	-6.53%	-0.60%	5.55%
High Current Yield Funds Average	-4.95%	-2.35%	4.15%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on October 31, 1992. The chart shows how the value of your investment would have grown, and also shows how the Merrrill Lynch High Yield Master II Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2002	2002	2001	2000	1999	1998
Dividend returns	3.45%	8.79%	7.52%	8.98%	8.83%	9.64%
Capital returns	-9.65%	-12.65%	-18.29%	-13.46%	-1.92%	11.98%
Total returns	-6.20%	-3.86%	-10.77%	-4.48%	6.91%	21.62%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.70¢	27.83¢	70.10¢
Annualized dividend rate	7.71%	7.40%	9.02%
30-day annualized yield	9.95%	-	-

Dividends per share show the income paid by the fund for a set period, and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $7.18 over the past one month, $7.47 over the past six months and $7.77 over the past one year, you can compare the fund's income over these three periods. Dividends per share for the past one year include additional non-recurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

After a solid first quarter of this year, the high-yield debt market struggled greatly during the six-month period ending October 31, 2002, as the Merrill Lynch High Yield Master II Index - a broad measure of high-yield bond performance - declined 11.95%. The yield spread between high-yield bonds and Treasury bonds widened from 660 to 996 basis points during the period, as investors grew increasingly risk averse. The three largest sectors of the high-yield market - telecommunications, cable and electric utilities, respectively - were the primary detractors, pulled down by overcapacity, weak earnings and corporate accounting scandals. If one were to exclude the telecom and cable sectors from the index, the yield spread would have been in the mid-600s. In a telling sign, no significant sector posted a healthy return. Year-to-date through September 2002, approximately $115 billion of investment-grade debt was downgraded to non-investment grade and entered the high-yield market. Within the index, the average bond price ended the period at 80% of its value, down from 87% last spring. On a more optimistic note, the Moody's trailing 12-month default rate was 10.4% as of April 2002 before declining to 9.5% at the end of October.

(Portfolio Manager photograph)
An interview with Frederick Hoff, Portfolio Manager of Fidelity High Income Fund

Q. How did the fund perform, Fred?

A. Though the fund lost value in a difficult market, it handily outperformed its benchmark and peer funds. For the six months that ended October 31, 2002, the fund declined 6.20%, the Merrill Lynch High Yield Master II Index fell 11.95%, and the Lipper Inc. high current yield funds average declined 9.50%. For the 12-month period that ended October 31, 2002, the fund lost 0.59%, while the Merrill Lynch index declined 6.53% and the Lipper average dropped 4.95%.

Q. Why did the fund outperform its benchmarks?

A. The fund benefited from a decision last year to emphasize securities backed by strong financial positions. Throughout the period, the economy performed sluggishly. With corporate earnings faltering, more and more businesses defaulted on debt payments. In this volatile environment, raising the fund's average credit quality proved to be a sound move. In addition, strong bond selection helped fund performance, especially in the telecommunications and utility sectors.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did you manage the fund during the past six months?

A. As I suggested, my general approach was to keep a close eye on credit quality. With the market and economic environment so unpredictable, I wanted the fund to be positioned to do solidly in down markets, while also benefiting if high-yield bonds were suddenly to take off. I looked for companies with solid assets and improving free cash flows. Further, I emphasized companies that do not need to raise capital in the public markets in the near term. I also took advantage of market volatility by purchasing several investment-grade bonds at attractive prices.

Q. Which of your investments contributed the most to the fund's returns?

A. Bonds issued by Nextel Communications, a wireless communications company, did extremely well. The company demonstrated improving earnings and stronger cash flow, and it strengthened its balance sheet by issuing stock to reduce debt. Troubled conglomerate Tyco International also helped. Tyco's bonds were boosted by the mid-year sale of its CIT Group unit and the arrival of a new management team. Phelps Dodge, a copper mining company, also helped the fund. Like Nextel, Phelps Dodge benefited when the company sold stock to reduce debt, thus improving its balance sheet.

Q. Did any of the fund's holdings fall short of your expectations?

A. Yes, starting with our investments in cable companies Adelphia and Charter Communications. Adelphia bonds were hammered after firm executives allegedly misappropriated billions of dollars in company funds. The extent of the fraud was greater than I anticipated, and the fund's remaining position in Adelphia greatly hurt performance. Adelphia's troubles caused other cable companies, such as Charter, to fall in sympathy. Charter also was hurt by weaker-than-expected earnings and declining liquidity. Pathmark, a supermarket company, also dragged down performance after it issued a disappointing earnings report.

Q. What's your outlook, Fred?

A. I'm optimistic about the high-yield market's potential. The performance gap between high-yield and Treasury securities is now at a near-record level, indicating that high-yield bonds may now be available at a substantial discount. If the economy continues to improve, as expected, conditions may be favorable for high-yield investments. Of course, if we find ourselves at war soon, or if we slip into a "double-dip" recession, a recovery for the high-yield market could be delayed. While we don't know which scenario will take place next year, we are hopeful that our bottom-up approach to selecting securities will help us adapt to a variety of potential market conditions.

Note to shareholders: Effective after the close of trading on October 18, 2002, the redemption fee period for Fidelity High Income Fund was shortened from 270 days to 90 days. Shares redeemed after October 18, 2002, that have been held at least 90 days, will not be charged a redemption fee. Shares held for less than 90 days will be subject to a 1.00% redemption fee.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; growth of capital may also be considered

Fund number: 455

Trading symbol: SPHIX

Start date: August 29, 1990

Size: as of October 31, 2002, more than $1.5 billion

Manager: Fred Hoff, since 2000; high-yield subportfolio manager, several Fidelity asset allocation funds, 1996-2000; joined Fidelity in 1991

3

Fred Hoff discusses the
utility industry:

"In recent months, the fund was underweighted in utility bonds. This decision helped fund performance, as the industry experienced a number of problems since Enron declared bankruptcy late in 2001. Many companies, especially independent power producers, found it difficult to obtain the capital they needed to operate, and investors worried about mounting debt loads.

"I believe the climate has started to improve for many utilities, so I have started to increase the fund's weighting in the sector - especially in old-school, regulated power companies. Many of these companies attempted unsuccessfully to branch off into new unregulated business lines. Now some of these firms are getting back to basics by selling assets and exiting unprofitable businesses. Currently, I feel these types of companies provide the best current potential in the utility market because they could offer attractive income and fewer near-term risks.

"As the period progressed, I believed that prices for utility bonds were properly reflecting the sector's risks - a situation that was not the case earlier in the year. This led me to increase my exposure to low-volatility electric utilities, such as Southern California Edison, the fund's fifth largest position as of October 31, 2002."

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc.	4.6	4.4
Owens-Illinois, Inc.	2.6	1.6
Tyco International Group SA	2.4	0.0
CMS Energy Corp.	2.3	1.6
Southern California Edison Co.	1.9	0.6
	13.8
Top Five Market Sectors as of October 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.1	8.7
Energy	7.0	3.2
Cable TV	7.0	12.4
Electric Utilities	6.7	4.0
Capital Goods	5.0	2.3
Quality Diversification (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
AAA, AA, A 0.5%	AAA, AA, A 0.4%
BBB 5.2%	BBB 3.0%
BB 32.5%	BB 27.9%
B 41.2%	B 41.0%
CCC, CC, C 5.6%	CCC, CC, C 6.7%
Not Rated 3.9%	Not Rated 3.8%
Equities 4.0%	Equities 7.0%
Short-Term Investments and Net OtherAssets 7.1%	Short-Term Investments and Net OtherAssets 10.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2002 *		As of April 30, 2002**
	Nonconvertible Bonds 84.3%		Nonconvertible Bonds 75.1%
	Convertible Bonds, Preferred Stocks 4.9%		Convertible Bonds, Preferred Stocks 9.7%
	Common Stocks 1.3%		Common Stocks 2.0%
	Other Investments 2.4%		Other Investments 3.0%
	Short-Term Investments and Net Other Assets 7.1%		Short-Term Investments and Net Other Assets 10.2%
* Foreign investments	4.9%	** Foreign investments	6.7%

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 2.2%
Cable TV - 0.3%
EchoStar Communications Corp. 4.875% 1/1/07 (f)	$ 5,240	$ 4,297
Healthcare - 0.3%
Total Renal Care Holdings 7% 5/15/09	5,100	4,957
Hotels - 0.9%
Hilton Hotels Corp. 5% 5/15/06	14,530	13,576
Technology - 0.7%
Celestica, Inc. liquid yield option note 0% 8/1/20	5,000	2,206
Sanmina-SCI Corp.:
0% 9/12/20	6,000	1,973
4.25% 5/1/04	3,000	2,640
Solectron Corp. liquid yield option note:
0% 5/8/20	2,033	1,215
0% 11/20/20	5,000	2,275
		10,309
Telecommunications - 0.0%
American Tower Corp. 2.25% 10/15/09	2,000	1,140
TOTAL CONVERTIBLE BONDS		34,279
Nonconvertible Bonds - 84.3%
Aerospace - 0.6%
Alliant Techsystems, Inc. 8.5% 5/15/11	2,470	2,631
BE Aerospace, Inc. 8.875% 5/1/11	1,290	826
L-3 Communications Corp. 7.625% 6/15/12	5,000	5,175
		8,632
Air Transportation - 1.3%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	1,690	1,217
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	227	136
6.9% 1/2/18	1,306	1,019
6.954% 2/2/11	3,575	1,609
7.256% 9/15/21	428	336
8.312% 10/2/12	331	149
Delta Air Lines, Inc.:
7.9% 12/15/09	2,990	1,645
8.3% 12/15/29	1,080	529
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc.: - continued
8.54% 1/2/07	$ 865	$ 632
Delta Air Lines, Inc. pass thru trust certificates:
7.779% 1/2/12	5,000	3,750
7.57% 11/18/10	7,000	6,372
Northwest Airlines, Inc. 9.875% 3/15/07	3,000	1,350
Northwest Airlines, Inc. pass thru trust certificates:
7.575% 3/1/19	1,262	1,111
7.691% 4/1/17	250	175
		20,030
Automotive - 2.3%
Dana Corp.:
6.5% 3/1/09	7,112	6,116
10.125% 3/15/10	3,750	3,600
Dura Operating Corp. 8.625% 4/15/12	2,180	2,093
Lear Corp.:
7.96% 5/15/05	6,080	6,308
8.11% 5/15/09	1,330	1,383
Navistar International Corp. 9.375% 6/1/06	11,430	9,944
Stoneridge, Inc. 11.5% 5/1/12	4,370	3,671
United Auto Group, Inc. 9.625% 3/15/12 (f)	1,780	1,673
		34,788
Banks and Thrifts - 0.3%
Sovereign Bancorp, Inc.:
8.625% 3/15/04	3,500	3,618
10.5% 11/15/06	1,500	1,658
		5,276
Broadcasting - 2.2%
Chancellor Media Corp. 8% 11/1/08	3,000	3,165
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	11,995	12,955
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,000
Radio One, Inc. 8.875% 7/1/11	3,715	3,975
Sinclair Broadcast Group, Inc.:
8% 3/15/12 (f)	5,000	5,063
9% 7/15/07	3,450	3,605
		32,763
Building Materials - 0.3%
American Standard, Inc. 7.375% 4/15/05	4,990	5,152
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - 6.2%
Adelphia Communications Corp.:
7.875% 5/1/09 (c)	$ 7,250	$ 2,393
10.5% 7/15/04 (c)	4,000	1,320
Century Communications Corp. 0% 1/15/08 (c)	21,345	3,202
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
9.625% 11/15/09	20,000	8,600
11.125% 1/15/11	8,400	3,570
Comcast Cable Communications, Inc. 8.125% 5/1/04	10,000	9,900
Cox Communications, Inc. 7.125% 10/1/12	5,000	5,166
CSC Holdings, Inc. 7.625% 4/1/11	21,640	17,637
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	3,150	347
11.75% 12/15/05 (c)	12,905	1,420
Echostar Broadband Corp. 10.375% 10/1/07	15,000	15,413
EchoStar DBS Corp. 9.125% 1/15/09	5,000	4,925
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07 (c)	14,580	6,853
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	1,420
International Cabletel, Inc. 11.5% 2/1/06 (c)	2,500	350
NTL Communications Corp. 0% 10/1/08 (c)(d)	3,140	345
NTL, Inc. 0% 4/1/08 (c)(d)	18,500	2,035
PanAmSat Corp.:
6% 1/15/03	610	605
8.75% 2/1/12 (f)	1,395	1,256
Pegasus Communications Corp. 12.5% 8/1/07	12,000	5,640
Telewest PLC yankee 11% 10/1/07 (c)	11,392	1,310
		93,707
Capital Goods - 5.0%
Dresser, Inc. 9.375% 4/15/11	3,000	2,850
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,257
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	12,737	11,973
Roller Bearing Holding, Inc. 13% 6/15/09 (f)	22,220	20,220
TriMas Corp. 9.875% 6/15/12 (f)	3,440	3,337
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Tyco International Group SA yankee:
5.8% 8/1/06	$ 5,090	$ 4,454
5.875% 11/1/04	2,000	1,840
6.375% 6/15/05	8,000	7,280
6.375% 2/15/06	24,550	22,095
		75,306
Chemicals - 2.5%
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	2,304	1,152
IMC Global, Inc.:
10.875% 6/1/08	15,000	16,125
11.25% 6/1/11	5,000	5,375
Lyondell Chemical Co.:
9.5% 12/15/08	2,000	1,870
9.625% 5/1/07	1,000	940
9.875% 5/1/07	12,825	12,184
		37,646
Consumer Products - 0.2%
Pennzoil-Quaker State Co. 9.4% 12/1/02 (e)	360	360
Revlon Consumer Products Corp. 12% 12/1/05	3,520	3,027
		3,387
Containers - 3.1%
Graphic Packaging Corp. 8.625% 2/15/12	960	998
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (f)	3,000	3,053
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	2,000	2,055
Owens-Illinois, Inc.:
7.15% 5/15/05	14,478	13,465
7.35% 5/15/08	1,020	887
7.8% 5/15/18	2,090	1,651
7.85% 5/15/04	22,400	21,280
Silgan Holdings, Inc. 9% 6/1/09	2,700	2,795
		46,184
Diversified Media - 1.2%
AOL Time Warner, Inc. 6.75% 4/15/11	8,000	7,823
Entravision Communications Corp. 8.125% 3/15/09	1,190	1,238
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Fox Family Worldwide, Inc. 9.25% 11/1/07	$ 2,500	$ 2,613
LBI Media, Inc. 10.125% 7/15/12 (f)	3,000	3,105
Penton Media, Inc. 11.875% 10/1/07	4,000	2,800
		17,579
Electric Utilities - 6.7%
AES Corp.:
7.375% 6/15/03	1,650	1,155
8.75% 12/15/02	3,000	2,610
8.75% 6/15/08	2,000	840
8.875% 2/15/11	6,960	2,923
9.375% 9/15/10	5,640	2,397
Calpine Corp. 8.5% 2/15/11	6,000	1,920
CMS Energy Corp.:
6.75% 1/15/04	21,190	17,164
8.375% 7/1/03	17,270	15,025
8.5% 4/15/11	1,845	1,328
9.875% 10/15/07	2,375	1,900
Nevada Power Co. 10.875% 10/15/09 (f)	4,000	3,870
Southern California Edison Co. 8.95% 11/3/03	29,220	28,623
The Coastal Corp.:
6.5% 5/15/06	1,590	1,169
7.5% 8/15/06	4,825	3,764
7.625% 9/1/08	1,035	750
7.75% 6/15/10	1,535	1,121
TXU Corp. 6.375% 6/15/06	5,500	4,510
Western Resources, Inc.:
7.875% 5/1/07	2,800	2,702
9.75% 5/1/07	7,610	6,773
		100,544
Energy - 6.8%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	5,610	5,638
Chesapeake Energy Corp. 8.375% 11/1/08	6,500	6,630
CMS Panhandle Holding Co. 6.125% 3/15/04	10,925	10,379
Comstock Resources, Inc. 11.25% 5/1/07	5,807	6,025
Consumers Energy Co.:
6.2% 5/1/03	750	739
6.375% 2/1/08	5,000	4,600
DI Industries, Inc. 8.875% 7/1/07	2,000	2,050
Encore Acquisition Co. 8.375% 6/15/12 (f)	920	934
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Grant Prideco, Inc. 9.625% 12/1/07	$ 2,000	$ 2,080
Hanover Equipment Trust 8.5% 9/1/08 (f)	4,000	3,800
Key Energy Services, Inc. 8.375% 3/1/08	2,890	3,006
Nuevo Energy Co.:
9.375% 10/1/10	5,905	5,861
9.5% 6/1/08	2,635	2,635
Pioneer Natural Resources Co. 7.5% 4/15/12	2,000	2,120
Plains All American Pipeline LP 7.75% 10/15/12 (f)	2,700	2,754
Pogo Producing Co. 8.25% 4/15/11	2,000	2,100
SESI LLC 8.875% 5/15/11	2,000	2,000
Stone Energy Corp. 8.25% 12/15/11	2,000	2,070
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,050
Tesoro Petroleum Corp. 9.625% 4/1/12	3,925	2,080
Transcontinental Gas Pipe Line:
6.125% 1/15/05	8,205	7,631
8.875% 7/15/12 (f)	1,900	1,853
Vintage Petroleum, Inc. 8.25% 5/1/12	2,000	2,010
Western Oil Sands, Inc. 8.375% 5/1/12	3,000	2,993
Williams Companies, Inc.:
7.125% 9/1/11	20,810	12,278
8.75% 3/15/32 (f)	5,000	2,925
		102,241
Entertainment/Film - 0.4%
Cinemark USA, Inc.:
8.5% 8/1/08	3,725	3,390
9.625% 8/1/08	2,510	2,410
		5,800
Environmental - 1.7%
Allied Waste North America, Inc.:
7.375% 1/1/04	4,570	4,524
7.625% 1/1/06	16,995	16,655
8.5% 12/1/08	4,290	4,140
		25,319
Food and Drug Retail - 0.6%
Pathmark Stores, Inc. 8.75% 2/1/12	1,740	1,531
Rite Aid Corp. 12.5% 9/15/06	8,565	8,137
		9,668
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 2.1%
Chiquita Brands International, Inc. 10.56% 3/15/09	$ 5,865	$ 5,792
Constellation Brands, Inc. 8.125% 1/15/12	1,400	1,460
Corn Products International, Inc. 8.25% 7/15/07	12,000	11,880
Dean Foods Co. 8.15% 8/1/07	5,198	5,276
Dole Food Co., Inc.:
7.25% 5/1/09	8,000	7,360
		31,768
Gaming - 4.3%
Alliance Gaming Corp. 10% 8/1/07	3,150	3,276
Argosy Gaming Co. 10.75% 6/1/09	3,000	3,285
Chumash Casino & Resort Enterprise 9% 7/15/10 (f)	2,000	2,095
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	3,685	3,832
International Game Technology:
7.875% 5/15/04	440	455
8.375% 5/15/09	2,000	2,190
Mandalay Resort Group 9.5% 8/1/08	7,385	8,050
MGM Mirage, Inc. 9.75% 6/1/07	4,000	4,360
Mirage Resorts, Inc. 7.25% 10/15/06	11,500	11,814
Mohegan Tribal Gaming Authority 8% 4/1/12	2,000	2,050
Park Place Entertainment Corp. 8.125% 5/15/11	5,000	5,038
Penn National Gaming, Inc. 8.875% 3/15/10	7,595	7,633
Station Casinos, Inc. 8.375% 2/15/08	8,330	8,705
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,025	1,015
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,600	1,584
		65,382
Healthcare - 3.8%
AmerisourceBergen Corp. 8.125% 9/1/08	1,830	1,949
Columbia/HCA Healthcare Corp.:
6.91% 6/15/05	4,200	4,316
7% 7/1/07	6,500	6,789
Fountain View, Inc. 11.25% 4/15/08 (c)	17,360	10,416
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	1,040	1,102
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HealthSouth Corp. 7.625% 6/1/12	$ 2,000	$ 1,575
PacifiCare Health Systems, Inc. 10.75% 6/1/09	11,075	11,518
Service Corp. International (SCI) 6% 12/15/05	1,490	1,237
Triad Hospitals, Inc. 8.75% 5/1/09	7,675	8,136
Unilab Corp. 12.75% 10/1/09	8,395	9,675
		56,713
Homebuilding/Real Estate - 1.5%
Corrections Corp. of America 9.875% 5/1/09 (f)	4,090	4,305
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	5,000	4,950
D.R. Horton, Inc.:
7.875% 8/15/11	2,660	2,540
8% 2/1/09	3,110	3,024
KB Home 8.625% 12/15/08	2,000	2,020
Lennar Corp. 9.95% 5/1/10	2,090	2,257
LNR Property Corp. 9.375% 3/15/08	1,000	975
WCI Communities, Inc. 10.625% 2/15/11	2,440	2,184
		22,255
Hotels - 1.3%
Host Marriott LP 8.375% 2/15/06	12,040	11,679
ITT Corp.:
6.75% 11/15/03	560	553
6.75% 11/15/05	3,600	3,492
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	1,000	959
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	2,000	1,610
RFS Partnership LP/RFS Financing, Inc. 9.75% 3/1/12	1,740	1,723
		20,016
Leisure - 1.6%
Bally Total Fitness Holding Corp. 9.875% 10/15/07	14,450	12,427
Premier Parks, Inc. 9.75% 6/15/07	10,280	9,509
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	3,000	2,610
		24,546
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Metals/Mining - 2.5%
Better Minerals & Aggregates Co. 13% 9/15/09	$ 20,015	$ 16,212
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,097
Cyprus Amax Minerals Co. 6.625% 10/15/05	1,750	1,698
P&L Coal Holdings Corp.:
8.875% 5/15/08	5,000	5,250
9.625% 5/15/08	4,940	5,212
Phelps Dodge Corp. 8.75% 6/1/11	8,000	8,080
		38,549
Paper - 1.8%
Georgia-Pacific Group:
8.125% 5/15/11	12,585	10,697
8.875% 5/15/31	5,320	3,777
Packaging Corp. of America 9.625% 4/1/09	6,050	6,534
Stone Container Corp. 8.375% 7/1/12	5,780	5,925
		26,933
Publishing/Printing - 4.0%
American Color Graphics, Inc. 12.75% 8/1/05	15,420	15,112
CanWest Media, Inc. 10.625% 5/15/11	6,065	6,399
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (f)	5,000	5,150
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (f)	11,303	9,833
K-III Communications Corp. 8.5% 2/1/06	17,445	15,003
PRIMEDIA, Inc.:
7.625% 4/1/08	5,247	4,276
8.875% 5/15/11	4,000	3,340
Vertis, Inc. 10.875% 6/15/09	2,000	2,010
		61,123
Railroad - 0.8%
TFM SA de CV:
10.25% 6/15/07	9,140	8,592
11.75% 6/15/09	4,175	3,987
		12,579
Restaurants - 3.6%
Domino's, Inc. 10.375% 1/15/09	18,190	19,418
Friendly Ice Cream Corp. 10.5% 12/1/07	10,500	10,185
NE Restaurant, Inc. 10.75% 7/15/08	12,280	10,530
Tricon Global Restaurants, Inc. 8.5% 4/15/06	13,000	13,715
		53,848
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Shipping - 0.3%
Transport Maritima Mexicana SA de CV yankee 9.5% 5/15/03	$ 5,020	$ 4,066
Steels - 0.4%
AK Steel Corp. 7.875% 2/15/09	4,000	3,950
Steel Dynamics, Inc. 9.5% 3/15/09 (f)	1,690	1,753
		5,703
Super Retail - 1.5%
AutoNation, Inc. 9% 8/1/08	5,000	5,075
Gap, Inc.:
5.625% 5/1/03	6,000	6,000
9.9% 12/15/05	760	756
JCPenney Co., Inc.:
7.4% 4/1/37	3,540	3,345
7.6% 4/1/07	4,150	3,932
PETCO Animal Supplies, Inc. 10.75% 11/1/11	2,830	3,071
		22,179
Technology - 3.5%
Anteon Corp. 12% 5/15/09	3,772	3,998
ChipPAC International Ltd. 12.75% 8/1/09	3,470	3,375
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	14,300	14,157
Fairchild Semiconductor Corp. 10.375% 10/1/07	4,975	5,124
Fisher Scientific International, Inc. 9% 2/1/08	2,000	2,050
Micron Technology, Inc. 6.5% 9/30/05 (h)	16,000	14,080
Seagate Technology HDD Holdings 8% 5/15/09 (f)	2,000	2,020
Xerox Capital (Europe) PLC 5.875% 5/15/04	5,358	4,715
Xerox Credit Corp. 6.1% 12/16/03	4,000	3,720
		53,239
Telecommunications - 9.9%
American Tower Corp. 9.375% 2/1/09	11,005	6,218
AT&T Wireless Services, Inc. 7.875% 3/1/11	11,525	10,027
Avaya, Inc. 11.125% 4/1/09	7,800	5,928
Crown Castle International Corp. 10.75% 8/1/11	11,840	8,998
Hyperion Telecommunications, Inc. 12.25% 9/1/04 (c)	3,000	180
Millicom International Cellular SA 13.5% 6/1/06	5,000	1,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Motorola, Inc. 6.75% 2/1/06	$ 3,000	$ 2,960
Nextel Communications, Inc.:
0% 2/15/08 (d)	1,785	1,482
9.375% 11/15/09	27,450	23,607
9.5% 2/1/11	13,000	11,050
9.75% 10/31/07	3,500	3,045
12% 11/1/08	11,000	10,340
Qwest Capital Funding, Inc.:
5.875% 8/3/04	475	363
7% 8/3/09	1,165	647
7.25% 2/15/11	25,790	14,313
Qwest Corp.:
7.625% 6/9/03	10,365	10,002
8.875% 3/15/12 (f)	8,000	7,280
Satelites Mexicanos SA de CV 6.29% 6/30/04 (f)(g)	2,866	2,436
SBA Communications Corp. 10.25% 2/1/09	2,000	920
SpectraSite Holdings, Inc. 10.75% 3/15/10	1,830	403
TeleCorp PCS, Inc. 10.625% 7/15/10	1,912	1,778
Tritel PCS, Inc.:
0% 5/15/09 (d)	2,000	1,630
10.375% 1/15/11	5,472	5,034
Triton PCS, Inc. 8.75% 11/15/11	3,395	2,410
U.S. West Capital Funding, Inc. 6.25% 7/15/05	2,410	1,603
U.S. West Communications:
5.625% 11/15/08	5,000	3,850
5.65% 11/1/04	2,000	1,740
7.2% 11/1/04	8,000	7,480
WorldCom, Inc. 6.5% 5/15/04 (c)	10,715	1,848
		149,022
TOTAL NONCONVERTIBLE BONDS		1,271,943
TOTAL CORPORATE BONDS (Cost $1,399,837)		1,306,222
Commercial Mortgage Securities - 0.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Capital I, Inc. Series 1998-HF2 Class F, 6.01% 11/15/30 (f) (Cost $4,171)	$ 5,000	$ 4,947
Common Stocks - 1.3%
	Shares
Cable TV - 0.4%
EchoStar Communications Corp. Class A (a)	275,860	5,625
Consumer Services - 0.2%
Spincycle LLC:
Class A	418,003	3,787
Class F	2,936	27
		3,814
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (h)	13,662,268	273
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	5,400	464
Food and Drug Retail - 0.1%
Pathmark Stores, Inc. (a)	298,095	1,356
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (h)	79,800	0
Class B (h)	19,817	0
		0
Telecommunications - 0.4%
Nextel Communications, Inc. Class A (a)	504,525	5,691
Ono Finance PLC rights 5/31/09 (a)(f)	7,460	0
		5,691
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B	143,778	2,768
TOTAL COMMON STOCKS (Cost $18,367)		19,991
Nonconvertible Preferred Stocks - 2.7%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	5
Broadcasting - 0.4%
Granite Broadcasting Corp. $127.50 pay-in-kind	12,001	5,400
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Diversified Financial Services - 0.7%
American Annuity Group Capital Trust II $88.75	10,430	$ 10,568
Homebuilding/Real Estate - 0.4%
Swerdlow Real Estate Group, Inc.:
junior (h)	19,817	0
mezzanine (h)	79,800	0
senior (h)	79,800	6,299
		6,299
Publishing/Printing - 0.3%
PRIMEDIA, Inc. Series D, $10.00	100,000	3,700
Technology - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	530	413
Telecommunications - 0.9%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	10,000	700
Nextel Communications, Inc. Series D, $130.00 pay-in-kind	15,490	13,012
		13,712
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $61,259)		40,097
Floating Rate Loans - 2.1%
	Principal Amount (000s)
Cable TV - 0.1%
Charter Communication Operating LLC Tranche B term loan 4.58% 3/18/08 (g)	$ 2,475	1,980
Chemicals - 0.6%
Huntsman Co. LLC:
Tranche A term loan 6.2992% 3/31/07 (g)	8,332	6,416
Tranche B term loan 7.875% 3/31/07 (g)	3,997	3,078
		9,494
Containers - 0.1%
Owens-Illinois, Inc. term loan 4.34% 3/31/04 (g)	746	737
Energy - 0.2%
Tesoro Petroleum Corp. Tranche B term loan 7.5% 12/31/07 (g)	3,990	3,411
Hotels - 0.2%
Wyndham International, Inc. term loan 6.5625% 6/30/06 (g)	3,000	2,265
Telecommunications - 0.9%
American Tower LP Tranche B term loan 5.31% 12/31/07 (g)	10,500	8,610
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Nextel Finance Co.:
Tranche B term loan 5.1875% 6/30/08 (g)	$ 1,000	$ 890
Tranche C term loan 5.4375% 12/31/08 (g)	4,000	3,560
		13,060
TOTAL FLOATING RATE LOANS (Cost $31,588)		30,947
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 1.83% (b) (Cost $96,564)	96,564,428	96,564
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,611,786)		1,498,768
NET OTHER ASSETS - 0.7%		10,485
NET ASSETS - 100%		$ 1,509,253
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $98,423,000 or 6.5% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 3/25/99	$ 12,600
Swerdlow Real Estate Group, Inc: Class A	1/15/99	$ 11
Class B	1/15/99	$ 3
junior	1/15/99	$ 3
mezzanine	1/15/99	$ 79
senior	1/15/99	$ 7,619
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $650,602,000 and $512,064,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,652,000 or 1.4% of net assets.

Loans & Other Direct Debt Instruments
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $30,947,000 or 2.1% of net assets.
Income Tax Information
At April 30, 2002, the fund had a capital loss carryforward of approximately $826,612,000 of which $364,633,000 and $461,979,000 will expire on April 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 2003 approximately $181,552,000 of losses recognized during the period November 1, 2001 to April 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (cost $1,611,786) - See accompanying schedule		$ 1,498,768
Cash		12
Receivable for investments sold		8,192
Receivable for fund shares sold		2,499
Dividends receivable		250
Interest receivable		37,645
Other receivables		24
Total assets		1,547,390

Liabilities
Payable for investments purchased	$ 33,251
Payable for fund shares redeemed	1,809
Distributions payable	2,096
Accrued management fee	697
Other payables and accrued expenses	284
Total liabilities		38,137

Net Assets		$ 1,509,253
Net Assets consist of:
Paid in capital		$ 2,732,448
Undistributed net investment income		66,397
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,176,573)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(113,019)
Net Assets, for 206,653 shares outstanding		$ 1,509,253
Net Asset Value, offering price and redemption price per share ($1,509,253 ÷ 206,653 shares)		$ 7.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)

Investment Income
Dividends		$ 2,669
Interest		68,376
Total income		71,045

Expenses
Management fee	$ 4,163
Transfer agent fees	1,121
Accounting fees and expenses	221
Non-interested trustees' compensation	3
Custodian fees and expenses	26
Registration fees	29
Audit	41
Legal	14
Miscellaneous	5
Total expenses before reductions	5,623
Expense reductions	(15)	5,608
Net investment income (loss)		65,437
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities		(169,256)
Change in net unrealized appreciation (depreciation) on: Investment securities		10,623
Net gain (loss)		(158,633)
Net increase (decrease) in net assets resulting from operations		$ (93,196)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,437	$ 179,001
Net realized gain (loss)	(169,256)	(518,844)
Change in net unrealized appreciation (depreciation)	10,623	248,694
Net increase (decrease) in net assets resulting from operations	(93,196)	(91,149)
Distributions to shareholders from net investment income	(53,382)	(162,430)
Share transactions Net proceeds from sales of shares	291,550	337,081
Reinvestment of distributions	38,757	117,189
Cost of shares redeemed	(226,982)	(807,924)
Net increase (decrease) in net assets resulting from share transactions	103,325	(353,654)
Redemption fees	406	1,455
Total increase (decrease) in net assets	(42,847)	(605,778)

Net Assets
Beginning of period	1,552,100	2,157,878
End of period (including undistributed net investment income of $66,397 and undistributed net investment income of $54,342, respectively)	$ 1,509,253	$ 1,552,100
Other Information Shares
Sold	39,781	40,278
Issued in reinvestment of distributions	5,233	14,028
Redeemed	(30,532)	(95,502)
Net increase (decrease)	14,482	(41,196)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 9.25	$ 11.32	$ 13.08	$ 13.64	$ 12.48
Income from Investment Operations
Net investment income (loss) D	.341	.881 F	1.104	1.192	1.153	1.133
Net realized and unrealized gain (loss)	(.845)	(1.256) F	(2.285)	(1.763)	(.344)	1.431
Total from investment operations	(.504)	(.375)	(1.181)	(.571)	.809	2.564
Distributions from net investment income	(.278)	(.802)	(.897)	(1.017)	(1.083)	(1.100)
Distributions from net realized gain	-	-	-	-	(.300)	(.310)
Distributions in excess of net realized gain	-	-	-	(.093)	-	-
Distributions from return of capital	-	-	-	(.088)	-	-
Total distributions	(.278)	(.802)	(.897)	(1.198)	(1.383)	(1.410)
Redemption fees added to paid in capital D	.002	.007	.008	.009	.014	.006
Net asset value, end of period	$ 7.30	$ 8.08	$ 9.25	$ 11.32	$ 13.08	$ 13.64
Total Return B, C	(6.20)%	(3.86)%	(10.77)%	(4.48)%	6.91%	21.62%
Ratios to Average Net Assets E
Expenses before expense reductions	.78% A	.76%	.74%	.75%	.80%	.80%
Expenses net of voluntary waivers, if any	.78% A	.76%	.74%	.75%	.80%	.80%
Expenses net of all reductions	.78% A	.76%	.74%	.74%	.80%	.80%
Net investment income (loss)	9.05% A	10.44% F	10.68%	9.85%	9.20%	8.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,509	$ 1,552	$ 2,158	$ 2,990	$ 3,374	$ 3,139
Portfolio turnover rate	77% A	69%	60%	50%	68%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees . A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to defaulted bonds, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 73,986	|
Unrealized depreciation	(170,993)
Net unrealized appreciation (depreciation)	$ (97,007)
Cost for federal income tax purposes	$ 1,595,775

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Redemptions on or prior to October 18, 2002 of shares held less than 270 days were subject to a short-term trading fee equal to 1.00 % of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $993 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

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Investment Grade Bond

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Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPH-SANN-1202 158305
1.538299.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Short-Term Bond

Fund

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and the past 10 year total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Short-Term Bond	3.59%	4.19%	34.60%	71.80%
LB 1-3 Year Govt/Credit Bond	3.91%	4.91%	37.63%	81.56%
Short Investment Grade Debt Funds Average	2.43%	2.63%	30.92%	71.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® 1-3 Year Government/Credit Bond Index - an unmanaged market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Short-Term Bond	4.19%	6.12%	5.56%
LB 1-3 Year Govt/Credit Bond	4.91%	6.60%	6.15%
Short Investment Grade Debt Funds Average	2.63%	5.53%	5.56%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund on October 31, 1992. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers 1-3 Year Government/Credit Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2002	2002	2001	2000	1999	1998
Dividend returns	2.22%	4.96%	6.53%	5.86%	5.85%	6.40%
Capital returns	1.37%	0.92%	2.96%	-2.65%	-0.23%	0.46%
Total returns	3.59%	5.88%	9.49%	3.21%	5.62%	6.86%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.10¢	19.21¢	39.25¢
Annualized dividend rate	4.12%	4.32%	4.45%
30-day annualized yield	4.03%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.86 over the past one month, $8.82 over the past six months and $8.81 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds sparkled during the six-month period that ended October 31, 2002, as the economic recovery slowed and the prospects for a continued favorable interest rate environment firmed. The Lehman Brothers® Aggregate Bond Index, a proxy for taxable-bond performance, returned 5.90%, well ahead of flagging stock markets that in many cases suffered double-digit declines. Negative sentiment toward equities - due to heightened concerns about corporate governance, terrorism and geopolitical unrest - boosted demand for bonds, as risk-averse investors sought out safer havens offering some return on their assets. A strong flight to quality in Treasuries and high-quality, higher-yielding government agency securities resulted, as reflected in the stellar performance of the Lehman Brothers Treasury and U.S. Agency indexes, which registered gains of 8.32% and 7.28%, respectively. Meanwhile, the Lehman Brothers Credit Bond Index posted a distant third-place finish, returning 4.81%. While corporates benefited from some economic improvement, eroding investor confidence in the sector, along with widespread credit-quality downgrades and the resulting liquidity crisis, curbed their advances. The Lehman Brothers Mortgage-Backed Securities Index brought up the rear, returning 4.66%. While enjoying lower volatility and reduced prepayment risk for much of the period, mortgage securities retreated during the summer, as record-low interest rates triggered another massive refinancing wave.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund

Q. How did the fund perform, Andy?

A. For the six-month period that ended October 31, 2002, the fund had a total return of 3.59%. To get a sense of how the fund did relative to its competitors, the return for the short investment grade debt funds average as tracked by Lipper Inc. was 2.43%. Additionally, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 3.91%. For the 12-month period that ended October 31, 2002, the fund returned 4.19%, while the Lipper average returned 2.63% and the Lehman Brothers index gained 4.91%.

Q. What helped the fund beat its peers during the six-month period?

A. Much of the fund's outperformance stemmed from my choices in the corporate bond market. Early in the period, I kept the fund's corporate holdings diversified among a variety of issuers across an array of industry groups. That diversification helped ensure that the fund's return wasn't overly dependent on the performance of one or two securities or a specific industry group. While diversification is always important, it was particularly beneficial when the market came under pressure. More recently, the ability of Fidelity's credit research group to identify attractive bargains amid all the weakness was definitely a plus. The corporate bond market was very weak during the summer, affording us the opportunity to buy bonds we felt offered a good risk/return profile at cheap prices and to build more concentrated positions in them. When the market later rebounded - due in part to the passing of the Securities and Exchange Commission's corporate disclosure and affirmation deadline without major new disclosures - many of those purchases - particularly in the media, telecommunications and cable industries - performed quite well.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other factors worked in the fund's favor?

A. The fund's stake in asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also helped the fund's performance. Strong demand helped lift the prices of ABS - which are backed by assets such as car loans and credit cards and are structured in a way that enhances the safety of the securities - as investors sought safe haven from corporate debt woes and problems related to a slowing economy. CMBS - which are backed by pools of commercial property mortgages - also posted good gains as investors increasingly sought out investments with visible assets and good revenue streams, as well as those with relatively high credit quality and high yields. In addition, the fund's performance was aided by my decision to stick with the higher-quality securities within both the ABS and CMBS markets. Lower-quality securities generally didn't perform as well, due to weak economic conditions and concerns about the performance of the specific assets that backed the securities.

Q. What was your approach to the Treasury market - a key component of the Lehman Brothers Government/Credit Bond Index?

A. I kept the fund's weighting in Treasuries relatively light compared to their weighting in the Lehman Brothers Index. That underweighting stemmed from my view that higher-yielding securities - such as corporate, mortgage and agency securities - offered the better potential for total return. The Treasury market strengthened amid geopolitical and economic uncertainty, surprising many analysts who expected it to retrench in response to an improving economy. Despite their recent strong showing, I continued to keep only a small exposure to Treasuries given my view that they don't offer a lot of value because current low levels of interest rates limit their potential for future gains.

Q. What's your outlook?

A. As challenging as the corporate bond market has been, I believe it - compared to the Treasury market - offers a good combination of attractive prices, high yields and potential for better total return. But I also expect volatility to continue until the economy gets on a sturdier path toward growth. So I'll continue to draw heavily on Fidelity's research and focus on finding specific bonds that I feel offer a good combination of risk and reward.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, consistent with preservation of capital

Fund number: 450

Trading symbol: FSHBX

Start date: September 15, 1986

Size: as of October 31, 2002, more than $4.9 billion

Manager: Andrew Dudley, since 1997; manager, Spartan Short-Term Bond Fund and Fidelity Advisor Short-Fixed Income Fund, since 1997; Fidelity Advisor Intermediate Bond Fund, since 1999; joined Fidelity in 1996

3

Andrew Dudley on the attractiveness of investment-grade corporate bonds:

"Anemic economic growth, accounting scandals and geopolitical uncertainty have resulted in a significant decline in investors' appetite for risk so far in 2002. That aversion to risk has touched nearly every type of investment, except U.S. Treasuries, which have minimal credit risk, given their backing by the full faith and credit of the U.S. government. Corporate bonds certainly weren't spared by the volatile economic landscape. Investors demanded growing and, ultimately, unusually large amounts of extra yield on corporate bonds. That higher yield relative to Treasuries - known as the ´spread' - meant that investors wanted more yield to take on credit risk. At the end of October 2002, investment-grade corporate bonds yielded roughly 2.5 percentage points more than Treasuries, the biggest spread we've seen since 1992. In my view, lower prices and wide spreads suggest that selected corporate bonds are poised to outpace Treasuries. The challenge will be to choose wisely. I believe it's exactly that type of environment where Fidelity's credit research process is rewarded."

Semiannual Report

Investment Changes

Average Years to Maturity as of October 31, 2002
6 months ago
Years	2.4	2.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2002
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
U.S. Governments 32.7%	U.S. Governments 24.0%
AAA 19.0%	AAA 21.3%
AA 6.9%	AA 7.9%
A 18.1%	A 17.6%
BBB 17.6%	BBB 22.8%
BB and Below 1.8%	BB and Below 0.2%
Not Rated 0.7%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Corporate Bonds 33.9%		Corporate Bonds 39.9%
	U.S. Governments 32.7%		U.S. Governments 24.0%
	Asset-Backed Securities 20.5%		Asset-Backed Securities 19.9%
	CMOs and Other Mortgage Related Securities 8.2%		CMOs and Other Mortgage Related Securities 8.2%
	Other Investments 1.5%		Other Investments 2.4%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	6.0%	** Foreign investments	6.8%
* Futures and Swaps	6.8%	** Futures and Swaps	(2.4)%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.4%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.3%
DaimlerChrysler North America Holding Corp.:
6.9% 9/1/04	$ 2,000	$ 2,107
7.4% 1/20/05	2,800	2,979
7.75% 5/27/03	6,675	6,845
7.75% 6/15/05	3,780	4,088
		16,019
Media - 2.6%
AOL Time Warner, Inc.:
5.625% 5/1/05	9,700	9,663
6.15% 5/1/07	7,000	6,924
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	5,500	5,555
Clear Channel Communications, Inc. 7.875% 6/15/05	7,040	7,462
Continental Cablevision, Inc.:
8.3% 5/15/06	20,250	19,886
8.625% 8/15/03	4,250	4,250
Cox Communications, Inc.:
6.875% 6/15/05	9,757	9,989
7.5% 8/15/04	7,200	7,398
Gannett Co., Inc. 4.95% 4/1/05	7,150	7,547
News America Holdings, Inc. 8.5% 2/15/05	16,010	16,926
TCI Communications, Inc.:
6.375% 5/1/03	3,000	2,988
8% 8/1/05	14,250	14,197
8.65% 9/15/04	700	707
Time Warner, Inc.:
7.75% 6/15/05	12,355	12,668
7.975% 8/15/04	2,997	3,044
		129,204
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. 7.5% 6/15/04	3,200	3,424
TOTAL CONSUMER DISCRETIONARY		148,647
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - 1.5%
Food & Drug Retailing - 0.5%
Fred Meyer, Inc.:
7.15% 3/1/03	$ 5,000	$ 5,064
7.375% 3/1/05	17,000	18,490
		23,554
Food Products - 0.1%
ConAgra Foods, Inc. 6% 9/15/06	4,400	4,791
Tobacco - 0.9%
Philip Morris Companies, Inc.:
6.8% 12/1/03	4,680	4,847
7% 7/15/05	6,000	6,454
7.5% 4/1/04	11,100	11,702
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	8,740	9,035
7.375% 5/15/03	10,945	11,130
		43,168
TOTAL CONSUMER STAPLES		71,513
ENERGY - 1.3%
Energy Equipment & Services - 0.3%
Petroliam Nasional BHD (Petronas) yankee:
7.125% 10/18/06 (b)	2,450	2,749
8.875% 8/1/04 (b)	8,750	9,656
		12,405
Oil & Gas - 1.0%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	10,635	11,153
Kerr-McGee Corp. 5.375% 4/15/05	8,000	8,417
Petroleos Mexicanos 6.5% 2/1/05 (b)	13,455	13,926
The Coastal Corp. 6.2% 5/15/04	13,824	11,612
Valero Energy Corp. 6.125% 4/15/07	5,900	5,894
		51,002
TOTAL ENERGY		63,407
FINANCIALS - 17.7%
Banks - 4.0%
Abbey National First Capital BV yankee 8.2% 10/15/04	12,400	13,767
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Abbey National PLC 6.69% 10/17/05	$ 900	$ 999
ABN-Amro Bank NV, Chicago 7.25% 5/31/05	3,680	4,039
Bank of America Corp.:
4.75% 10/15/06	2,495	2,630
7.125% 9/15/06	8,850	10,023
7.875% 5/16/05	6,700	7,551
BankBoston Corp. 6.625% 2/1/04	3,065	3,203
Capital One Bank:
6.5% 7/30/04	5,315	4,898
6.62% 8/4/03	3,350	3,197
6.65% 3/15/04	4,000	3,688
Citicorp 6.75% 8/15/05	3,665	4,066
Crestar Finanical Corp. 8.75% 11/15/04	3,000	3,384
Den Danske Bank Group AS 6.55% 9/15/03 (b)	6,500	6,752
Dime Bancorp, Inc. 9% 12/19/02	2,350	2,368
First National Boston Corp. 8% 9/15/04	3,157	3,420
Fleet Financial Group, Inc.:
7.125% 4/15/06	7,125	7,735
8.125% 7/1/04	5,000	5,399
FleetBoston Financial Corp. 7.25% 9/15/05	16,800	18,095
KeyCorp. 4.625% 5/16/05	6,110	6,366
Korea Development Bank:
7.125% 4/22/04	2,600	2,774
7.375% 9/17/04	3,140	3,398
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	3,250	3,592
National Australia Bank Ltd. yankee 6.4% 12/10/07 (f)	6,300	6,318
National Westminster Bancorp 9.375% 11/15/03	3,800	4,084
NationsBank Corp.:
6.875% 2/15/05	1,500	1,641
7.625% 4/15/05	7,500	8,348
PNC Bank NA, Pittsburgh 7.875% 4/15/05	900	989
PNC Funding Corp. 5.75% 8/1/06	17,975	18,868
Royal Bank of Scotland Group PLC 7.816% 11/29/49	9,650	10,842
Washington Mutual, Inc. 7.5% 8/15/06	5,950	6,660
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.:
6.625% 7/15/04	$ 14,545	$ 15,618
7.25% 8/24/05	1,750	1,961
		196,673
Diversified Financials - 10.7%
American General Finance Corp. 6.75% 11/15/04	10,700	11,488
Amvescap PLC:
6.375% 5/15/03	10,350	10,553
6.6% 5/15/05	6,200	6,688
CIT Group, Inc.:
6.5% 2/7/06	2,395	2,387
7.125% 10/15/04	720	737
7.375% 4/2/07	4,515	4,664
7.5% 11/14/03	6,200	6,358
Citigroup, Inc.:
5% 3/6/07	3,480	3,671
5.75% 5/10/06	15,765	16,888
6.75% 12/1/05	30,400	33,548
Countrywide Home Loans, Inc.:
5.5% 8/1/06	735	764
6.85% 6/15/04	22,608	23,866
Credit Suisse First Boston (USA), Inc. 5.875% 8/1/06	4,220	4,401
Deutsche Telekom International Finance BV 8.25% 6/15/05	13,870	14,948
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	1,684	1,431
Ford Motor Credit Co.:
6.5% 1/25/07	26,280	23,803
6.875% 2/1/06	4,000	3,688
7.5% 3/15/05	7,800	7,573
7.6% 8/1/05	16,200	15,725
General Motors Acceptance Corp.:
6.38% 1/30/04	9,000	9,072
6.75% 1/15/06	35,505	35,172
7.5% 7/15/05	9,455	9,702
Goldman Sachs Group LP 7.2% 11/1/06 (b)	1,500	1,672
Goldman Sachs Group, Inc. 7.625% 8/17/05	15,030	16,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Household Finance Corp.:
6.5% 1/24/06	$ 15,740	$ 14,197
8% 5/9/05	2,888	2,715
J.P. Morgan Chase & Co.:
5.25% 5/30/07	1,100	1,155
5.625% 8/15/06	11,150	11,818
John Deere Capital Corp. 2.42% 9/17/04 (f)	7,850	7,845
Lehman Brothers Holdings, Inc.:
6.25% 5/15/06	17,945	19,306
6.625% 4/1/04	4,350	4,580
6.625% 2/5/06	1,000	1,082
7.75% 1/15/05	5,000	5,507
Mellon Funding Corp. 7.5% 6/15/05	4,500	5,060
Merrill Lynch & Co., Inc. 6.15% 1/26/06	8,900	9,526
Morgan Stanley:
6.1% 4/15/06	21,810	23,418
7.75% 6/15/05	2,140	2,370
Newcourt Credit Group, Inc. 6.875% 2/16/05	810	816
NiSource Finance Corp.:
7.5% 11/15/03	13,250	12,951
7.625% 11/15/05	8,755	8,605
Popular North America, Inc. 6.125% 10/15/06	7,835	8,399
Powergen US Funding LLC 4.5% 10/15/04	14,160	14,520
Prime Property Funding II 6.25% 5/15/07	6,000	6,266
Sears Roebuck Acceptance Corp. 6% 3/20/03	2,175	2,179
Sprint Capital Corp.:
5.7% 11/15/03	15,060	14,469
5.875% 5/1/04	28,315	26,599
Verizon Global Funding Corp.:
6.125% 6/15/07	13,300	14,143
6.75% 12/1/05	15,230	16,300
Verizon Wireless Capital LLC:
2.22% 12/17/03 (b)(f)	6,550	6,420
5.375% 12/15/06 (b)	13,050	12,885
Washington Mutual Finance Corp. 8.25% 6/15/05	8,500	9,590
		528,304
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.5%
Allstate Corp. 7.875% 5/1/05	$ 7,795	$ 8,633
New York Life Insurance Co. 6.4% 12/15/03 (b)	13,250	13,872
		22,505
Real Estate - 2.5%
AMB Property LP 7.2% 12/15/05	5,040	5,603
Arden Realty LP 8.875% 3/1/05	9,925	11,019
AvalonBay Communities, Inc.:
5% 8/1/07	5,260	5,327
6.5% 7/15/03	1,600	1,648
6.58% 2/15/04	2,435	2,557
BRE Properties, Inc. 5.95% 3/15/07	3,310	3,481
Cabot Industrial Property LP 7.125% 5/1/04	4,785	4,999
Camden Property Trust:
5.875% 6/1/07	3,305	3,396
7% 4/15/04	8,400	8,814
CenterPoint Properties Trust:
6.75% 4/1/05	1,530	1,647
7.125% 3/15/04	4,700	4,946
Duke Realty LP New 6.875% 3/15/05	4,100	4,378
EOP Operating LP:
6.5% 1/15/04	7,500	7,759
6.625% 2/15/05	3,200	3,384
6.763% 6/15/07	3,650	3,953
7.375% 11/15/03	5,900	6,145
8.375% 3/15/06	5,700	6,402
ERP Operating LP 7.1% 6/23/04	14,853	15,753
Gables Realty LP 5.75% 7/15/07	7,235	7,354
Merry Land & Investment Co., Inc. 7.25% 6/15/05	2,400	2,634
ProLogis Trust 6.7% 4/15/04	11,545	12,087
		123,286
TOTAL FINANCIALS		870,768
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Raytheon Co.:
5.7% 11/1/03	$ 2,070	$ 2,113
7.9% 3/1/03	8,805	8,920
		11,033
Air Freight & Logistics - 0.2%
Federal Express Corp. pass thru trust certificate 7.53% 9/23/06	4,857	5,154
FedEx Corp. 6.625% 2/12/04	5,350	5,593
		10,747
Industrial Conglomerates - 0.5%
Tyco International Group SA yankee:
0% 7/30/03 (f)	5,500	5,144
6.375% 6/15/05	24,250	22,068
		27,212
Road & Rail - 0.2%
Union Pacific Corp. 6.34% 11/25/03	7,330	7,622
TOTAL INDUSTRIALS		56,614
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Motorola, Inc. 6.75% 2/1/06	9,250	9,127
Computers & Peripherals - 0.3%
Hewlett-Packard Co.:
5.5% 7/1/07	500	517
7.15% 6/15/05	15,350	16,254
		16,771
TOTAL INFORMATION TECHNOLOGY		25,898
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	1,565	1,637
Weyerhaeuser Co. 6% 8/1/06	2,500	2,624
		4,261
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.7%
AirTouch Communications, Inc. 6.35% 6/1/05	4,200	4,435
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T Corp.:
5.625% 3/15/04	$ 28,960	$ 28,815
6.5% 11/15/06 (a)	20,000	20,000
British Telecommunications PLC:
3.1213% 12/15/03 (f)	6,700	6,702
7.875% 12/15/05	10,950	12,219
Citizens Communications Co.:
6.375% 8/15/04	17,100	17,100
8.5% 5/15/06	14,130	14,271
France Telecom SA 8.7% 3/1/06	8,300	8,892
Koninklijke KPN NV yankee 7.5% 10/1/05	18,045	19,640
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	5,475	5,461
Telefonica Europe BV 7.35% 9/15/05	935	1,013
Telefonos de Mexico SA de CV 8.25% 1/26/06	6,810	7,176
TELUS Corp. 7.5% 6/1/07	24,560	20,262
U.S. West Communications 7.2% 11/1/04	16,100	15,054
		181,040
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. 7.35% 3/1/06	7,060	6,389
Cingular Wireless LLC 5.625% 12/15/06	14,400	14,438
		20,827
TOTAL TELECOMMUNICATION SERVICES		201,867
UTILITIES - 3.1%
Electric Utilities - 2.3%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	7,700	7,718
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	5,330	5,581
Commonwealth Edison Co. 7% 7/1/05	2,260	2,493
Detroit Edison Co. 5.05% 10/1/05	2,940	3,088
Dominion Resources, Inc. 6% 1/31/03	6,950	6,984
FirstEnergy Corp. 5.5% 11/15/06	11,830	11,423
Illinois Power Co. 6% 9/15/03	4,750	4,228
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07 (b)	4,180	4,130
Niagara Mohawk Power Corp.:
7.375% 8/1/03	5,800	5,999
8% 6/1/04	9,100	9,825
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Philadelphia Electric Co.:
6.5% 5/1/03	$ 2,527	$ 2,579
6.625% 3/1/03	1,800	1,825
Progress Energy, Inc. 6.55% 3/1/04	13,200	13,479
Reliant Energy Resources Corp. 8.125% 7/15/05	5,900	4,961
Southwestern Public Service Co. 5.125% 11/1/06	3,900	3,593
TECO Energy, Inc. 6.125% 5/1/07	15,885	13,582
Texas Utilities Co. 6.375% 1/1/08	690	552
Texas Utilities Electric Co.:
6.75% 3/1/03	1,866	1,872
8.25% 4/1/04	1,440	1,519
TXU Corp. 6.375% 6/15/06	3,880	3,182
Wisconsin Electric Power Co. 7.25% 8/1/04	3,000	3,231
		111,844
Gas Utilities - 0.8%
Consolidated Natural Gas Co.:
5.75% 8/1/03	3,720	3,791
7.375% 4/1/05	4,900	5,319
Enserch Corp. 6.25% 1/1/03	10,900	10,873
Kinder Morgan Energy Partners LP 5.35% 8/15/07 (b)	8,100	8,322
Texas Eastern Transmission Corp. 5.25% 7/15/07	1,835	1,902
Williams Holdings of Delaware, Inc.:
6.125% 12/1/03	9,240	6,653
6.25% 2/1/06	2,960	1,776
		38,636
TOTAL UTILITIES		150,480
TOTAL NONCONVERTIBLE BONDS (Cost $1,578,520)		1,593,455
U.S. Government and Government Agency Obligations - 15.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 5.7%
Fannie Mae:
5% 1/15/07	$ 127,670	$ 137,742
5.25% 4/15/07	122,500	133,433
Freddie Mac:
0% 12/5/02 (e)	6,800	6,790
6.875% 1/15/05	2,190	2,418
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	1,882	1,956
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	219	222
Private Export Funding Corp. secured 6.86% 4/30/04	506	534
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		283,095
U.S. Treasury Obligations - 9.5%
U.S. Treasury Bonds 11.75% 2/15/10	44,200	53,776
U.S. Treasury Notes:
3.5% 11/15/06	955	990
6.75% 5/15/05	166,000	185,713
7% 7/15/06	195,000	226,457
TOTAL U.S. TREASURY OBLIGATIONS		466,936
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $731,707)		750,031
U.S. Government Agency - Mortgage Securities - 11.1%

Fannie Mae - 9.2%
5.5% 8/1/14 to 12/1/14 (d)	50,890	52,946
5.5% 11/1/17 (c)	137,573	142,001
6% 7/1/11	5,872	6,170
6.5% 4/1/03 to 6/1/15	29,662	31,192
6.5% 12/1/32 (c)	70,000	72,406
7% 12/1/32 (c)	140,000	146,256
7.5% 6/1/12 to 11/1/12	3,543	3,773
7.5% 11/1/32 (c)	181	192
11.5% 11/1/15	602	693
TOTAL FANNIE MAE		455,629
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 0.1%
8.5% 5/1/27 to 7/1/28	$ 2,400	$ 2,577
12% 11/1/19	137	159
TOTAL FREDDIE MAC		2,736
Government National Mortgage Association - 1.8%
7% 11/15/27 to 8/15/32	81,056	85,218
7% 11/1/32 (c)	1,256	1,320
8% 3/15/27	296	319
11% 7/15/10	1	2
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		86,859
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $539,107)		545,224
Asset-Backed Securities - 16.8%

ACE Securities Corp.:
Nim Trust 8.5% 12/20/31 (b)	2,692	2,670
2.18% 6/25/32 (f)	11,662	11,647
ACE Securities Corp. Home Equity Loan Trust 2.23% 8/25/32 (f)	11,300	11,300
ACE Securities Corp. Nim Trust 8.85% 7/25/12	5,057	5,032
American Express Credit Account Master Trust 7.2% 9/15/07	17,800	19,733
AmeriCredit Automobile Receivables Trust:
5.01% 7/14/08	20,500	21,594
5.37% 6/12/08	21,000	22,175
7.02% 12/15/05	13,584	13,977
7.15% 8/12/04	1,414	1,435
Ameriquest Mortgage Securities, Inc. 2.5238% 9/25/32 (f)	6,400	6,400
Amortizing Residential Collateral Trust:
2.16% 6/25/32 (f)	11,617	11,590
2.6138% 10/25/32 (f)	6,600	6,558
6% 8/25/32 (h)	120,370	8,492
6% 10/25/32 (h)	83,750	6,304
7% 6/25/32	1,863	1,846
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ANRC Auto Owner Trust 7.06% 5/17/04	$ 2,664	$ 2,687
AQ Finance Nim Trust:
8.835% 2/25/32 (b)	2,092	2,077
9.5% 8/15/31 (b)	678	675
Arcadia Automobile Receivables Trust 7.2% 6/15/07	7,371	7,658
Asset Backed Securities Corp. Home Equity Loan Trust 2.0931% 11/15/31 (f)	9,357	9,324
Associates Automobile Receivables Trust 6.9% 8/15/05	10,000	10,428
Bank One Issuance Trust 2.14% 5/15/08 (f)	6,600	6,600
BankAmerica Manufactured Housing Contract Trust V 6.2% 4/10/09	1	1
BMW Vehicle Owner Trust 3.8% 5/25/06	8,055	8,292
Capital Auto Receivables Asset Trust:
2.62% 3/15/09	17,100	17,133
6.46% 7/15/06	8,300	8,345
Capital One Auto Finance Trust 4.79% 1/15/09	11,800	12,505
Capital One Master Trust:
2.3031% 9/15/09 (f)	5,500	5,516
4.55% 2/15/08	12,750	13,221
Capital One Multi-Asset Execution Trust 2.48% 7/15/08 (f)	8,935	8,860
CDC Mortgage Capital Trust:
2.1038% 8/25/32 (f)	6,398	6,398
2.5138% 1/25/33 (f)	5,000	5,000
10% 1/25/33 (b)	5,006	5,017
Chase Manhattan Auto Owner Trust:
4.55% 8/15/05	14,200	14,475
5.06% 2/15/08	1,755	1,814
6.48% 6/15/07	2,840	2,964
CSFB Nims Trust:
8% 3/27/32	2,657	2,590
8% 5/25/32 (b)	3,273	3,143
8% 7/27/32 (b)	3,439	3,327
8% 8/1/32	8,130	7,951
8% 8/27/32	1,572	1,533
8% 11/27/32 (b)	744	714
8.5% 3/27/31 (b)	1,184	1,167
9% 11/27/30 (b)	78	78
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
DaimlerChrysler Auto Trust 6.85% 11/6/05	$ 15,000	$ 15,882
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	6,167	5,584
Discover Card Master Trust I:
2.1831% 7/18/05 (f)	17,119	17,128
5.6% 5/16/06	5,000	5,200
5.65% 11/15/06	4,000	4,193
6.85% 7/17/07	16,955	18,596
Distribution Financial Services Marine Trust 6.2% 11/15/11	1,804	1,814
EQCC Asset Backed Corp. 2.13% 10/25/31 (f)	6,549	6,522
First Security Auto Owner Trust 6.2% 10/2/06	1,017	1,026
Ford Credit Auto Owner Trust:
4.83% 2/15/05	13,150	13,463
5.71% 9/15/05	1,705	1,794
6.62% 7/15/04	12,184	12,402
7.5% 10/15/04	9,300	9,700
GSAMP Trust 2002-NC1 2.16% 7/25/32 (f)	9,311	9,289
Harley-Davidson Motorcycle Trust 3.77% 4/17/06	4,027	4,061
Home Equity Asset Trust 2.1638% 6/25/32 (f)	13,588	13,587
Home Equity Asset Trust Nims Trust 8% 1/1/33 (b)	5,935	5,787
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	7,320	7,479
5.36% 9/20/04	8,097	8,216
Household Automotive Trust 2.85% 3/19/07	16,200	16,322
Household Home Equity Loan Trust:
2.21% 12/22/31 (f)	9,058	9,058
2.28% 8/20/12 (f)	12,283	12,283
Household Private Label Credit Card Master Note Trust I:
2.3731% 1/18/11 (f)	5,900	5,790
4.95% 6/16/08	11,700	12,270
IndyMac Nim Trust 9.1675% 8/26/31 (b)(f)	1,405	1,405
Isuzu Auto Owner Trust 4.88% 11/22/04	4,595	4,688
JCPenney Master Credit Card Trust 5.5% 6/15/07	7,800	8,074
Key Auto Finance Trust 5.83% 1/15/07	5,272	5,365
Long Beach Asset Holdings Corp. Nim Trust 2.3113% 8/25/09 (f)	19,300	19,300
Massachusetts RRB Special Purpose Trust BEC-1 6.45% 9/15/05	1,312	1,349
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MBNA Credit Card Master Note Trust 2.2231% 1/15/08 (f)	$ 6,450	$ 6,450
MBNA Master Credit Card Trust II:
6.35% 12/15/06	8,650	9,282
7.35% 7/16/07	9,000	9,977
Morgan Stanley Dean Witter Capital I Trust:
8.5% 1/25/32 (b)	3,312	3,289
9.5% 6/25/32 (b)	7,187	7,178
10% 1/25/32 (b)	3,062	3,068
10% 2/25/32 (b)	4,205	4,213
10% 4/25/32 (b)	3,545	3,551
10% 5/25/32 (b)	3,487	3,494
12.75% 10/25/31 (b)	1,859	1,891
Mortgage Asset Backed Securities Trust:
2.26% 10/25/32 (f)	4,795	4,795
2.67% 10/25/32 (f)	9,800	9,757
6% 10/25/32 (h)	21,125	1,980
Navistar Financial Owner Trust 7.34% 1/15/07	4,359	4,509
Onyx Acceptance Owner Trust:
3.29% 9/15/06	7,030	7,147
3.63% 11/15/05	17,200	17,457
3.75% 4/15/06	5,700	5,831
4.07% 4/15/09	5,740	5,897
6.85% 8/15/07	10,300	10,848
7.26% 5/15/07	9,200	9,739
Option One Mortgage Securities Corp. Nims Trust:
8.35% 6/25/09 (b)	4,936	4,887
8.83% 6/26/32 (b)	2,787	2,787
PP&L Transition Bonds LLC 6.83% 3/25/07	12,600	13,545
Sears Credit Account Master Trust II:
2.2275% 8/17/09 (f)	6,420	6,376
6.2% 7/16/07	4,050	4,118
7% 7/15/08	13,738	14,369
7.25% 11/15/07	24,860	25,654
7.5% 11/15/07	8,300	8,744
Toyota Auto Receivables 2000-B Owner Trust 6.76% 8/15/04	6,943	7,088
Triad Auto Receivables Owner Trust:
2.62% 2/12/07	12,800	12,928
3.24% 8/12/09	8,795	8,846
5.98% 9/17/05	703	704
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wells Fargo Auto Trust 4.68% 2/15/05	$ 5,764	$ 5,850
WFS Financial Owner Trust 6.83% 7/20/05	4,404	4,455
TOTAL ASSET-BACKED SECURITIES (Cost $817,276)		828,577
Collateralized Mortgage Obligations - 5.0%

Private Sponsor - 0.3%
GE Capital Mortgage Services, Inc. planned amortization class Series 1998-14 Class A2, 6.35% 10/25/28	6,000	6,218
Residential Funding Mortgage Securities I, Inc.:
Series 1996-S6 Class A9, 7% 3/25/26	1,889	1,893
Series 2002-S15 Class A3, 2.42% 9/25/32 (f)	5,584	5,592
TOTAL PRIVATE SPONSOR		13,703
U.S. Government Agency - 4.7%
Fannie Mae sequential pay Series 2000-41 Class MA 7.35% 4/25/29	518	521
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 1993-121 Class PK, 6.5% 10/25/21	7,853	7,992
Series 1993-206 Class KA, 6.5% 12/25/22	8,056	8,412
Series 1994-51 Class PH, 6.5% 1/25/23	4,600	4,832
Series 1994-63 Class PH, 7% 6/25/23	13,000	13,662
Fannie Mae guaranteed REMIC pass thru trust:
planned amortization class:
Series 2001-53 Class PE, 6.5% 10/25/24	16,083	16,513
Series 2001-80 Class PH, 6% 12/25/27	14,200	14,955
sequential pay:
Series 1998-2 Class DA, 6.5% 4/18/25	143	143
Series 2001-17 Class AB, 6.5% 11/25/25	2,542	2,546
Series 2002-55 Class PA, 5.5% 3/25/18	5,235	5,489
Freddie Mac:
REMIC planned amortization class:
Series 1385 Class H, 6.5% 8/15/07	5,649	5,816
Series 2115 Class PC, 6% 5/15/11	5,235	5,393
Series 2162 Class TF, 6% 11/15/24	15,720	16,428
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential pay:
Series 2004 Class C, 6.5% 12/15/23	$ 1,458	$ 1,460
Series 2005 Class A, 6.5% 10/15/24	312	312
Series 2166 Class AC, 6.5% 3/15/26	4,974	5,051
Freddie Mac Manufactured Housing participation certificates guaranteed sequential pay Series 2053 Class A, 6.5% 10/15/23	2,397	2,408
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	5,715	6,049
Series 13 Class PJ, 4.5% 8/25/20	2,713	2,733
Series 1714 Class H, 6.75% 5/15/23	10,750	11,300
Series 1919 Class A, 6.5% 11/15/21	5,642	5,755
Series 1948 Class PK, 7.15% 11/15/25	1,580	1,606
Series 2134 Class PC, 5.725% 4/15/11	8,861	9,076
Series 2143 Class CH, 6% 2/15/19	3,209	3,280
Series 2217 Class PJ, 7.5% 8/15/25	1,060	1,064
Series 2396 Class PX, 6% 6/15/27	14,200	15,021
sequential pay:
Series 2061 Class J, 6.5% 9/20/22	1,647	1,656
Series 2070 Class A, 6% 8/15/24	6,804	6,914
Series 2134 Class H, 6.5% 12/15/24	6,644	6,744
Series 2230 Class VB, 8% 2/15/16	7,000	7,379
Series 2284 Class C, 6.5% 2/15/29	4,907	5,111
Series 2325 Class AL, 6.5% 6/15/31	3,783	3,804
Series 2458 Class VK, 6.5% 3/15/13	14,628	15,482
Series 2464 Class AE, 6.5% 8/15/28	16,138	16,501
target amortization class Series 2209 Class TA, 7.5% 1/15/27	508	509
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 1998-19 Class B, 6.5% 2/20/23	1,542	1,553
TOTAL U.S. GOVERNMENT AGENCY		233,470
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $243,718)		247,173
Commercial Mortgage Securities - 6.7%
	Principal Amount (000s)	Value (Note 1) (000s)
280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0329% 2/3/11 (b)(h)	$ 87,744	$ 5,469
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	9,160	10,039
Series 1997-D5 Class PS1, 1.481% 2/14/43 (f)(h)	68,182	5,119
Banc America Commercial Mortgage, Inc. Series 2002-2 Class XP, 1.8039% 7/1/43 (f)(h)	48,377	4,762
Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 2.1175% 9/8/14 (b)(f)	12,700	12,700
Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP8 Class X2, 2.3368% 8/1/38 (b)(h)	55,141	6,617
BTR 2 Trust floater Series 1999-S1A Class D, 4.0038% 2/28/14 (b)(f)	960	959
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 2.25% 12/12/13 (b)(f)	7,768	7,732
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	4,712	5,231
Series 2000-3 Class A1, 7.093% 10/15/32	7,239	8,075
COMM floater:
Series 2000-FL3A Class C, 2.5625% 11/15/12 (b)(f)	11,600	11,560
Series 2001-FL5A:
Class A2, 2.3731% 11/15/13 (b)(f)	10,600	10,613
Class D, 3.0731% 11/15/13 (b)(f)	9,250	9,302
Series 2002-FL6 Class G, 3.7231% 6/14/14 (b)(f)	4,441	4,376
Series 2002-FL7:
Class H, 3.3165% 11/15/14 (b)(f)	5,663	5,513
Class MPP, 4.4% 11/15/14 (b)(f)	5,300	5,300
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (b)	5,162	5,563
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA Class H230, 3.7525% 9/15/11 (b)(f)	4,300	4,296
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	5,565	6,031
Series 2000-C1 Class A1, 7.325% 4/15/62	5,177	5,822
Series 2000-FL1A Class A2, 2.2231% 12/15/09 (b)(f)	10,300	10,285
Series 2001-CK3 Class A2, 6.04% 6/15/34	6,500	7,079
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	$ 136,832	$ 5,687
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	5,937	6,693
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 2.8525% 5/15/03 (b)(f)	3,255	3,237
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C1 Class A2, 7.3% 4/18/29	3,786	3,958
FMAC Loan Receivables Trust sequential pay Series 1998-CA Class A1, 5.99% 11/15/04 (b)	1,136	1,102
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/04 (b)	1,812	1,794
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.5482% 5/15/33 (b)(f)(h)	84,482	3,683
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.:
sequential pay Series 1998-C2 Class A1, 6.15% 5/15/35	9,158	9,805
Series 2001-WTCA:
Class A1, 2% 9/9/15 (b)(f)	3,465	3,413
Class X1, 0.8% 9/1/15 (b)(h)	128,536	301
GGP Mall Properties Trust floater Series 2001-C1A:
Class A1, 2.4231% 11/15/11 (b)(f)	24,818	24,818
Class A3 2.5025% 2/15/14 (b)(f)	6,155	6,166
GS Mortgage Trust II floater Series 2001-FL4A Class D, 2.7331% 12/15/10 (f)	10,254	10,203
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	3,910	4,281
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (b)	3,038	3,369
J.P. Morgan Commercial Mortgage Finance Corp. Series 1997-C5 Class A2, 7.069% 9/15/29	6,704	7,231
Kansas Mortgage Capital LP Series 1995-1 Class E, 8.18% 2/20/30 (b)(f)	4,893	4,888
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class XCP, 1.4794% 10/15/35 (b)(h)	80,128	6,526
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2001-LLFA Class E, 2.43% 8/16/13 (b)(f)	3,000	2,996
Series 2002-LLFA Class A, 2.1131% 6/14/17 (b)(f)	12,668	12,585
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	$ 5,233	$ 5,781
Series 1997-RR Class B, 7.2689% 4/30/39 (b)(f)	7,873	8,321
Series 1999-1NYP Class F, 7.2465% 5/3/30 (b)(f)	5,000	5,422
Morgan Stanley Dean Witter Capital I Trust Series 2002-XLF Class D, 2.68% 8/5/14 (f)	12,923	12,923
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	7,700	8,607
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	7,023	7,815
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 2.6231% 2/15/13 (b)(f)	6,000	5,912
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $325,009)		329,960
Foreign Government and Government Agency Obligations - 1.5%

Chilean Republic 5.625% 7/23/07	4,225	4,365
Manitoba Province yankee 6.125% 1/19/04	5,582	5,857
New Brunswick Province 6.5% 6/20/05	4,000	4,411
Ontario Province 7% 8/4/05	27,860	31,109
Quebec Province yankee:
8.625% 1/19/05	5,600	6,336
8.8% 4/15/03	15,401	15,896
United Mexican States 8.5% 2/1/06	5,240	5,785
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $70,530)		73,759
Fixed-Income Funds - 9.8%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $485,350)	4,882,192	483,923
Cash Equivalents - 8.5%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.94%, dated 10/31/02 due 11/1/02) (Cost $418,524)	$ 418,547	$ 418,524
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $5,209,741)		5,270,626
NET OTHER ASSETS - (7.0)%		(346,549)
NET ASSETS - 100%		$ 4,924,077
Futures Contracts
	Expiration Date	Unrealized Gain/(Loss) (000s)
Purchased
Eurodollar Contracts
300 Eurodollar 90 Day Index Contracts	June 2004	$ 374
300 Eurodollar 90 Day Index Contracts	Sept. 2004	326
300 Eurodollar 90 Day Index Contracts	Dec. 2004	303
9 Eurodollar 90 Day Index Contracts	March 2003	17
9 Eurodollar 90 Day Index Contracts	June 2003	23
9 Eurodollar 90 Day Index Contracts	Dec. 2002	11
9 Eurodollar 90 Day Index Contracts	Sept. 2003	29
9 Eurodollar 90 Day Index Contracts	Dec. 2003	32
9 Eurodollar 90 Day Index Contracts	March 2004	32
300 Eurodollar 90 Day Index Contracts	March 2005	268
300 Eurodollar 90 Day Index Contracts	June 2005	239
300 Eurodollar 90 Day Index Contracts	Sept. 2005	220
300 Eurodollar 90 Day Index Contracts	Dec. 2005	212
300 Eurodollar 90 Day Index Contracts	March 2006	177
TOTAL EURODOLLAR CONTRACTS		2,263
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0788% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2006	$ 47,000	$ 351
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $349,050,000 or 7.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,698,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $3,586,682,000 and $2,051,606,000, respectively, of which long-term U.S. government and government agency obligations aggregated $2,140,488,000 and $1,580,712,000, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $12,504,000. The weighted average interest rate was 2.03%. Interest earned from the interfund lending program amounted to $5,638 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

At April 30, 2002, the fund had a capital loss carryforward of approximately $228,524,000 of which $94,824,000, $99,539,000, $10,379,000, $10,466,000, $8,450,000 and $4,866,000 will expire on April 30, 2003, 2004, 2005, 2006, 2008 and 2009, respectively. Of the loss carryforwards expiring on April 30, 2003, 2004, 2005 and 2006, $1,918,000, $25,460,000, $4,138,000 and $2,203,000, respectively, was acquired in a merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $418,524) (cost $ 5,209,741) - See accompanying schedule		$ 5,270,626
Commitment to sell securities on a delayed delivery basis	$ (142,001)
Receivable for securities sold on a delayed delivery basis	141,796	(205)
Receivable for investments sold, regular delivery		5,350
Cash		440
Receivable for fund shares sold		11,797
Interest receivable		52,394
Receivable for daily variation on futures contracts		489
Unrealized gain on swap agreements		351
Other receivables		6
Total assets		5,341,248

Liabilities
Payable for investments purchased Regular delivery	19,446
Delayed delivery	361,152
Payable for fund shares redeemed	32,432
Distributions payable	1,628
Accrued management fee	1,754
Other payables and accrued expenses	759
Total liabilities		417,171

Net Assets		$ 4,924,077
Net Assets consist of:
Paid in capital		$ 5,073,176
Distributions in excess of net investment income		(611)
Accumulated undistributed net realized gain (loss) on investments		(211,783)
Net unrealized appreciation (depreciation) on investments		63,295
Net Assets, for 553,208 shares outstanding		$ 4,924,077
Net Asset Value, offering price and redemption price per share ($4,924,077 ÷ 553,208 shares)		$ 8.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)

Investment Income
Interest		$ 99,269
Security lending		6
Total income		99,275

Expenses
Management fee	$ 8,928
Transfer agent fees	2,344
Accounting and security lending fees	308
Non-interested trustees' compensation	7
Custodian fees and expenses	54
Registration fees	343
Audit	38
Legal	12
Miscellaneous	12
Total expenses before reductions	12,046
Expense reductions	(26)	12,020
Net investment income (loss)		87,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,393
Futures contracts	(2,743)
Swap agreements	151
Total net realized gain (loss)		20,801
Change in net unrealized appreciation (depreciation) on: Investment securities	36,537
Futures contracts	3,315
Swap agreements	351
Delayed delivery commitments	(205)
Total change in net unrealized appreciation (depreciation)		39,998
Net gain (loss)		60,799
Net increase (decrease) in net assets resulting from operations		$ 148,054

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,255	$ 147,846
Net realized gain (loss)	20,801	7,922
Change in net unrealized appreciation (depreciation)	39,998	3,232
Net increase (decrease) in net assets resulting from operations	148,054	159,000
Distributions to shareholders from net investment income	(89,700)	(145,230)
Share transactions Net proceeds from sales of shares	2,597,001	3,500,831
Reinvestment of distributions	81,154	131,569
Cost of shares redeemed	(1,097,365)	(2,444,005)
Net increase (decrease) in net assets resulting from share transactions	1,580,790	1,188,395
Total increase (decrease) in net assets	1,639,144	1,202,165

Net Assets
Beginning of period	3,284,933	2,082,768
End of period (including distributions in excess of net investment income of $611 and undistributed net investment income of $1,834, respectively)	$ 4,924,077	$ 3,284,933
Other Information Shares
Sold	294,305	397,390
Issued in reinvestment of distributions	9,172	14,942
Redeemed	(124,392)	(277,717)
Net increase (decrease)	179,085	134,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 8.70	$ 8.45	$ 8.68	$ 8.70	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.185	.427 F	.533	.507	.507	.546
Net realized and unrealized gain (loss)	.127	.076 F	.246	(.238)	(.030)	.033
Total from investment operations	.312	.503	.779	.269	.477	.579
Distributions from net investment income	(.192)	(.423)	(.529)	(.499)	(.497)	(.539)
Net asset value, end of period	$ 8.90	$ 8.78	$ 8.70	$ 8.45	$ 8.68	$ 8.70
Total Return B, C	3.59%	5.88%	9.49%	3.21%	5.62%	6.86%
Ratios to Average Net Assets E
Expenses before expense reductions	.58% A	.58%	.59%	.63%	.68%	.70%
Expenses net of voluntary waivers, if any	.58% A	.58%	.59%	.63%	.66%	.70%
Expenses net of all reductions	.57% A	.58%	.58%	.62%	.65%	.70%
Net investment income (loss)	4.17% A	4.86% F	6.23%	5.96%	5.83%	6.26%
Supplemental Data
Net assets, end of period (in millions)	$ 4,924	$ 3,285	$ 2,083	$ 1,344	$ 973	$ 809
Portfolio turnover rate	103% A	145%	84%	126%	133%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective May 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales transactions and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 106,113	|
Unrealized depreciation	(37,545)
Net unrealized appreciation (depreciation)	$ 68,568
Cost for federal income tax purposes	$ 5,202,058

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swaps. The fund may invest in swaps for the purpose of managing its exposure to interest rates, credit or market risk. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically on a net basis.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swaps - continued

Interest rate swaps usually involve the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. Gains or losses are realized only upon early termination of the swap agreement. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,091 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $25 and $1, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target Timeline® 2003

Total Bond

Ultra-Short Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

STP-SANN-1202 158297
1.538290.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Government Income

Fund

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Government Income	7.77%	6.59%	43.78%	98.61%
LB Government Bond	7.93%	6.41%	45.44%	107.15%
General US Government Funds Average	6.29%	5.09%	37.57%	89.57%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan Government Income	6.59%	7.53%	7.10%
LB Government Bond	6.41%	7.78%	7.55%
General US Government Funds Average	5.09%	6.58%	6.58%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Government Income Fund on October 31, 1992. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Government Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2002	2002	2001	2000	1999	1998
Dividend returns	2.42%	5.32%	6.83%	6.22%	5.94%	6.55%
Capital returns	5.35%	2.21%	4.83%	-4.97%	0.10%	4.08%
Total returns	7.77%	7.53%	11.66%	1.25%	6.04%	10.63%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.90¢	25.03¢	50.72¢
Annualized dividend rate	4.10%	4.52%	4.69%
30-day annualized yield	3.78%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.21 over the past one month, $10.98 over the past six months and $10.82 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 3.68%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Investment-grade bonds sparkled during the six-month period that ended October 31, 2002, as the economic recovery slowed and the prospects for a continued favorable interest rate environment firmed. The Lehman Brothers® Aggregate Bond Index, a proxy for taxable-bond performance, returned 5.90%, well ahead of flagging stock markets that in many cases suffered double-digit declines. Negative sentiment toward equities - due to heightened concerns about corporate governance, terrorism and geopolitical unrest - boosted demand for bonds, as risk-averse investors sought out safer havens offering some return on their assets. A strong flight to quality in Treasuries and high-quality, higher-yielding government agency securities resulted, as reflected in the stellar performance of the Lehman Brothers Treasury and U.S. Agency indexes, which registered gains of 8.32% and 7.28%, respectively. Meanwhile, the Lehman Brothers Credit Bond Index posted a distant third-place finish, returning 4.81%. While corporates benefited from some economic improvement, eroding investor confidence in the sector, along with widespread credit-quality downgrades and the resulting liquidity crisis, curbed their advances. The Lehman Brothers Mortgage-Backed Securities Index brought up the rear, returning 4.66%. While enjoying lower volatility and reduced prepayment risk for much of the period, mortgage securities retreated during the summer, as record-low interest rates triggered another massive refinancing wave.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Spartan Government Income Fund

Q. How did the fund perform, Tom?

A. For the six months ending October 31, 2002, the fund returned 7.77%, while the general U.S. government funds average returned 6.29%, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index returned 7.93%. For the 12-month period ending October 31, 2002, the fund returned 6.59%, while the Lipper average returned 5.09% and the Lehman Brothers index gained 6.41%.

Q. What helped the fund outperform its peer group during the past six months?

A. My decision to increase the fund's stake in Treasury securities and simultaneously decrease the fund's stake in mortgage securities early in the period definitely helped. Treasuries outpaced mortgages, which were haunted by the specter of rapidly accelerating prepayment activity. In mid-summer, mortgage securities came under heavy pressure when mortgage rates dropped below 6% and borrowers responded by refinancing in droves. Those refinancings, in turn, resulted in much-larger-than-expected waves of prepayments - meaning the repayment of bonds long before their expected maturity. Prepayments shortened the average life of high-coupon mortgage bonds and cut the yield investors had anticipated. That's why investors increasingly shunned mortgage securities and their prices slumped as a result. In place of mortgage securities, I added more U.S. Treasuries, a decision that also helped performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which prepayment-resistant securities did you favor?

A. One area of emphasis was collateralized mortgage obligations (CMOs), which often are less susceptible to interest rate swings as compared to a single bond investment because the securities are tied to loan pools with varying degrees of risk. Our research-driven process also helped identify prepayment-resistant securities as a function of geography, issuer or other factors. For instance, homeowners in some states or municipalities can be slower to prepay mortgages because of the types of taxes that are levied on them. Likewise, prepayment among mortgage originators - such as banks - can vary a great deal based on how aggressive they are in reaching out to homeowners to refinance.

Q. How did agency securities fare?

A. They generally performed well both on an absolute basis and compared to mortgage securities. With all the uncertainty and nervousness about the stock market, the economy and global politics, investors increasingly flocked to high-quality securities. Generally speaking, debt securities issued by government agencies are considered to be of high quality because they have either the direct or implicit backing of the full faith and credit of the United States government. That was one reason for their success; declining issuance was another. Agency debt issuance fell 23 percent through the first nine months of this year. Although strong demand and reduced issuance worked in favor of agency securities, they still lagged their U.S. Treasury counterparts by a small margin.

Q. Were there any disappointments during the period?

A. My choices within the U.S. Treasury market detracted a bit from performance. Although the fund's Treasury holdings were spread over a variety of maturities, I kept an incrementally larger portion in longer-term Treasury bonds based on my view that they offered better value than short-term securities. But as interest rates and bond yields declined throughout the period, shorter-term Treasuries performed best.

Q. What's your outlook for government bonds in 2003?

A. I'm concerned that the ballooning federal budget deficit may put pressure on Treasury securities initially - and ultimately, the entire bond market - if the government issues significant amounts of new debt. Further, with interest rates at such low levels, it's difficult to imagine that bonds will continue to post the near-record returns of the past year. But I'm hopeful that investors will still look to the bond market as a way to diversify their portfolios, a trend that should bode well for the fixed-income market over the long term.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Fund number: 453

Trading symbol: SPGVX

Start date: December 20, 1988

Size: as of October 31, 2002, more than $1.1 billion

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on his outlook for U.S. Treasury bonds:

"U.S. Treasury bonds have been one of the best-performing U.S. investments this year, driven by economic, market and political uncertainty. Whether they can continue to perform as well in 2003 is a subject of some debate. With interest rates at such low current levels, it's hard to imagine that investors will be as enthusiastic about Treasuries next year as they have been this year. Low interest rates also put a cap on the amount of price appreciation that can be derived from interest rate cuts. Furthermore, the federal budget deficit has dramatically increased the amount the U.S. has had to borrow in the bond markets. These factors, plus the biggest jump in federal spending in 20 years, resulted in a $159 billion deficit in fiscal year 2002, which ended September 30. That has forced the government to increase its borrowing by issuing more Treasury debt. Officials predict that the government will remain in the red until at least 2005. I expect that the expanding supply of Treasuries eventually will weigh heavily on Treasury prices. That's why, as of the end of the period, I planned to continue to underweight Treasury securities and emphasize higher-yielding alternatives."

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2002
	% of fund's investments	% of fund's investments 6 months ago
Less than 5%	4.1	7.3
5 - 5.99%	14.9	27.0
6 - 6.99%	33.8	30.6
7 - 7.99%	10.6	16.3
8 - 8.99%	8.3	2.9
9 - 9.99%	1.6	2.2
10 - 10.99%	0.1	0.1
11 - 11.99%	18.6	12.2
12% and over	4.7	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2002
6 months ago
Years	8.7	8.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2002
6 months ago
Years	5.1	5.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2002*		As of April 30, 2002**
	Mortgage Securities 6.6%		Mortgage Securities 10.9%
	CMOs and Other Mortgage Related Securities 14.5%		CMOs and Other Mortgage Related Securities 12.7%
	U.S. Treasury Obligations 42.6%		U.S. Treasury Obligations 36.4%
	U.S. Government Agency Obligations 31.7%		U.S. Government Agency Obligations 40.0%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 0.0%
* Futures and Swaps	(4.5)%	** Futures and Swaps	0.0%

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 74.3%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 31.7%
Fannie Mae:
4.25% 2/11/05	$ 5,000,000	$ 5,037,610
5.5% 2/15/06	32,000,000	34,894,240
5.5% 5/2/06	6,695,000	7,324,384
6% 5/15/08	50,100,000	56,347,570
6.25% 2/1/11	2,400,000	2,648,594
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	1,860,000	2,162,810
9.375% 7/21/03	12,630,000	13,294,477
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,779,731
Freddie Mac:
3.75% 4/15/04	13,975,000	14,384,887
3.875% 2/15/05	15,825,000	16,455,690
4.5% 4/15/05	5,500,000	5,558,971
5.875% 3/21/11	16,720,000	18,078,868
7% 7/15/05	23,125,000	25,977,238
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	3,762,903	4,361,092
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	53,689	55,662
Series 1993-D, 5.23% 5/15/05	938,503	977,498
Series 1994-A, 7.12% 4/15/06	5,114,830	5,561,712
Series 1995-A, 6.28% 6/15/04	3,315,294	3,444,816
Series 1996-A, 6.55% 6/15/04	1,758,778	1,831,519
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	20,333,333	22,330,066
Series 1994-B, 7.5% 1/26/06	123,363	134,911
Series 1997-A, 6.104% 7/15/03	933,333	954,893
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-1, 6.88% 1/26/03	40,000	40,486
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,391,304	1,569,085
Series 2000-016, 6.07% 12/15/14	7,100,000	7,639,156
6.77% 11/15/13	2,855,769	3,201,138
6.99% 5/21/16	5,300,400	6,148,676
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured:
5.34% 3/15/06	$ 8,660,000	$ 9,386,739
5.65% 3/15/03	80,215	81,077
5.66% 9/15/11 (a)	4,700,000	5,029,000
5.8% 2/1/04	2,047,500	2,125,919
6.86% 4/30/04	3,768,800	3,984,488
7.17% 5/15/07	4,400,000	5,104,000
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.7% 2/15/03	5,000,000	5,043,295
5.89% 8/15/05	5,500,000	5,970,239
6.6% 2/15/08	27,980,000	31,676,746
6.625% 8/15/03	18,200,000	18,851,305
6.8% 2/15/12	7,000,000	8,093,323
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,457,930
5.96% 8/1/09	6,650,000	7,256,759
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	380,625	431,020
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		371,687,620
U.S. Treasury Obligations - 42.6%
U.S. Treasury Bonds:
5.25% 2/15/29	40,460,000	40,998,927
6.125% 8/15/29	23,205,000	26,454,605
6.75% 8/15/26	26,770,000	32,698,083
8% 11/15/21	54,000,000	73,752,174
8.125% 8/15/21	5,450,000	7,516,531
11.25% 2/15/15	130,340,000	215,376,683
12% 8/15/13	31,200,000	45,541,018
13.25% 5/15/14	5,000,000	7,855,275
U.S. Treasury Notes:
4.75% 11/15/08	5,000,000	5,430,860
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5.625% 5/15/08	$ 25,500,000	$ 28,857,687
6.5% 2/15/10	13,000,000	15,450,513
TOTAL U.S. TREASURY OBLIGATIONS		499,932,356
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $841,408,162)		871,619,976
U.S. Government Agency - Mortgage Securities - 6.6%

Fannie Mae - 4.4%
6% 9/1/17	25,553,940	26,644,656
6.5% 2/1/10 to 12/1/27	740,134	768,294
7% 11/1/06 to 7/1/32	19,175,241	20,077,905
7.5% 7/1/07 to 6/1/29	279,599	296,604
8.5% 7/1/31	3,104,861	3,323,025
9.5% 11/1/06 to 11/15/09	503,923	554,288
11% 8/1/10	146,298	166,478
11.25% 5/1/14	36,407	42,300
11.5% 6/1/19	211,869	245,831
12.5% 3/1/16	21,366	25,200
13.5% 9/1/14 to 1/1/15	9,496	10,657
		52,155,238
Freddie Mac - 1.7%
6% 2/1/29 to 5/1/29	8,585,605	8,859,221
6.775% 11/15/03	1,523,173	1,556,016
7.5% 6/1/07 to 7/1/16	5,025,908	5,340,739
8.5% 7/1/22 to 9/1/29	1,232,270	1,326,076
9% 8/1/08 to 4/1/20	229,663	251,929
9.5% 6/1/09 to 8/1/21	1,710,132	1,884,001
10% 7/1/09 to 8/1/21	478,756	536,106
12% 9/1/03 to 12/1/15	33,894	39,425
12.25% 4/1/11 to 9/1/13	33,684	38,608
12.5% 2/1/14 to 6/1/19	166,507	194,930
13% 8/1/10 to 6/1/15	60,178	71,527
		20,098,578
Government National Mortgage Association - 0.5%
6.5% 1/15/03 to 6/20/32	1,298,634	1,352,309
7% 5/15/29 to 12/15/31	971,691	1,020,508
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
7.5% 8/15/06 to 6/15/07	$ 786,381	$ 829,612
8% 12/15/23	2,146,971	2,323,306
10.5% 4/15/14 to 1/15/18	279,705	322,627
13.5% 7/15/11	16,838	20,161
		5,868,523
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $76,379,228)		78,122,339
Collateralized Mortgage Obligations - 13.5%

U.S. Government Agency - 13.5%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	969,030	1,037,495
Series 1992-161 Class F, 3.47% 11/25/21 (b)	667,418	667,392
Series 1993-160 Class PK, 6.5% 11/25/22	16,800,000	17,712,311
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	10,271,445
Series 1994-27 Class PJ, 6.5% 6/25/23	3,000,000	3,215,751
Series 1993-155 Class J, 7% 12/25/22	10,000,000	10,496,838
Series 1993-77 Class T, 7% 6/25/23	615,847	618,313
Fannie Mae guaranteed REMIC pass thru trust:
planned amortization class Series 2001-62 Class PF, 6.5% 6/25/26	9,000,000	9,343,191
Series 2001-30 Class PL, 7% 2/25/31	9,000,000	9,734,230
Series 2001-56 Class KX, 6.25% 5/25/31	4,456,792	4,456,923
Freddie Mac sequential pay Series 2248 Class A, 7.5% 5/15/28	949,281	954,378
Freddie Mac Multi-class participation certificates guaranteed:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	1,971,687	2,131,964
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,554,939
Series 1948 Class PG, 6.15% 11/15/25	3,792,728	3,847,700
Series 2328 Class QB, 6.5% 8/15/26	12,000,000	12,373,865
Series 2396 Class PX, 6% 6/15/27	15,000,000	15,867,630
sequential pay Series 1974 Class Z, 7% 8/15/20	6,001,127	6,204,200
Series 2435 Class WC, 5.5% 4/15/32	2,544,141	2,567,347
Series 2448 Class VH, 6.5% 5/15/18	6,000,000	6,347,233
Series 2466 Class H, 6.5% 6/15/32	5,302,696	5,329,209
Series 2483 Class EG, 6% 8/15/32	10,000,000	10,090,204
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	$ 7,271,915	$ 7,682,577
Series 1998-23 Class C, 6.5% 8/20/17	10,000,000	10,362,623
Series 2001-53 Class Z, 6.5% 11/20/31	1,708,049	1,707,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $153,788,305)		158,575,156
Commercial Mortgage Securities - 1.0%

Ginnie Mae guaranteed Multi-family REMIC pass thru securities sequential pay Series 2002-26 Class C, 6.0213% 2/16/24 (b) (Cost $11,350,790)	10,580,000	11,429,706
Cash Equivalents - 3.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.94%, dated 10/31/02 due 11/1/02) (Cost $38,844,000)	$ 38,846,089	38,844,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,121,770,485)		1,158,591,177
NET OTHER ASSETS - 1.3%		15,109,683
NET ASSETS - 100%		$ 1,173,700,860
Swap Agreements
	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.442% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Oct. 2012	$ 10,000,000	$ (14,182)
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 2.1147% with Merrill Lynch, Inc.	April 2004	20,000,000	(97,622)
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 2.124% with Deutsche Bank	Nov. 2004	42,400,000	(31,702)
		$ 72,400,000	$ (143,506)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,029,000 or 0.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,107,598,169 and $877,022,014, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $31,664,000. The weighted average interest rate was 2.31%. At period end there were no bank borrowings outstanding.

Income Tax Information
At April 30, 2002, the fund had a capital loss carryforward of approximately $14,723,000 of which $13,681,000 and $1,042,000 will expire on April 30, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $38,844,000) (cost $1,121,770,485) - See accompanying schedule		$ 1,158,591,177
Cash		1,429,594
Receivable for investments sold		27,817
Receivable for fund shares sold		5,571,695
Interest receivable		15,152,063
Receivable from investment adviser for expense reductions		105,947
Total assets		1,180,878,293

Liabilities
Payable for investments purchased	$ 5,333,040
Payable for fund shares redeemed	829,876
Distributions payable	285,923
Unrealized loss on swap agreements	143,506
Accrued management fee	579,206
Other payables and accrued expenses	5,882
Total liabilities		7,177,433

Net Assets		$ 1,173,700,860
Net Assets consist of:
Paid in capital		$ 1,131,966,387
Distributions in excess of net investment income		(69,187)
Accumulated undistributed net realized gain (loss) on investments		5,126,474
Net unrealized appreciation (depreciation) on investments		36,677,186
Net Assets, for 104,607,591 shares outstanding		$ 1,173,700,860
Net Asset Value, offering price and redemption price per share ($1,173,700,860 ÷ 104,607,591 shares)		$ 11.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2002 (Unaudited)

Investment Income
Interest		$ 24,850,903
Security lending		14,172
Total income		24,865,075

Expenses
Management fee	$ 2,924,907
Non-interested trustees' compensation	1,572
Interest	2,034
Total expenses before reductions	2,928,513
Expense reductions	(492,556)	2,435,957
Net investment income (loss)		22,429,118
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securites	22,619,766
Swap agreements	(319,770)
Total net realized gain (loss)		22,299,996
Change in net unrealized appreciation (depreciation) on: Investment securities	23,787,008
Swap agreements	(143,506)
Delayed delivery commitments	221,863
Total change in net unrealized appreciation (depreciation)		23,865,365
Net gain (loss)		46,165,361
Net increase (decrease) in net assets resulting from operations		$ 68,594,479

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,429,118	$ 42,834,770
Net realized gain (loss)	22,299,996	8,477,530
Change in net unrealized appreciation (depreciation)	23,865,365	7,707,952
Net increase (decrease) in net assets resulting from operations	68,594,479	59,020,252
Distributions to shareholders from net investment income	(22,084,442)	(43,272,385)
Share transactions Net proceeds from sales of shares	548,760,683	394,383,947
Reinvestment of distributions	20,388,616	39,710,904
Cost of shares redeemed	(289,612,593)	(387,941,880)
Net increase (decrease) in net assets resulting from share transactions	279,536,706	46,152,971
Total increase (decrease) in net assets	326,046,743	61,900,838

Net Assets
Beginning of period	847,654,117	785,753,279
End of period (including distributions in excess of net investment income of $69,187 and distributions in excess of net investment income of $413,863, respectively)	$ 1,173,700,860	$ 847,654,117
Other Information Shares
Sold	49,476,785	36,910,980
Issued in reinvestment of distributions	1,847,588	3,729,192
Redeemed	(26,275,912)	(36,487,411)
Net increase (decrease)	25,048,461	4,152,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.42	$ 9.94	$ 10.46	$ 10.45	$ 10.04
Income from Investment Operations
Net investment income (loss) E	.252	.535 G	.639	.628	.629	.647
Net realized and unrealized gain (loss)	.568	.237 G	.492	(.509)	(.003)	.396
Total from investment operations	.820	.772	1.131	.119	.626	1.043
Distributions from net investment income	(.250)	(.542)	(.651)	(.639)	(.616)	(.633)
Net asset value, end of period	$ 11.22	$ 10.65	$ 10.42	$ 9.94	$ 10.46	$ 10.45
Total Return B, C, D	7.77%	7.53%	11.66%	1.25%	6.04%	10.63%
Ratios to Average Net AssetsF
Expenses before expense reductions	.60% A	.60%	.60%	.60%	.60%	.65%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.51%	.60%
Expenses net of all reductions	.49% A	.50%	.49%	.50%	.51%	.60%
Net investment income (loss)	4.55% A	5.07% G	6.23%	6.23%	5.94%	6.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173,701	$ 847,654	$ 785,753	$ 616,650	$ 743,772	$ 322,504
Portfolio turnover rate	182% A	299%	182%	118%	218%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective May 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 40,272,938	|
Unrealized depreciation	(4,133,204)
Net unrealized appreciation (depreciation)	$ 36,139,734
Cost for federal income tax purposes	$ 1,122,451,443

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swaps. The fund may invest in swaps for the purpose of managing its exposure to interest rates, credit or market risk. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically on a net basis.

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2. Operating Policies - continued

Swaps - continued

Interest rate swaps usually involve the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. Gains or losses are realized only upon early termination of the swap agreement. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates will adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Investments under the caption "Swap Agreements".

Financing Transactions. To earn additional income, the fund may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the fund of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the fund's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, a fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom a fund sells the security files for bankruptcy or becomes insolvent, the fund's right to repurchase the security may be restricted.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .60% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

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Notes to Financial Statements (Unaudited) - continued

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $487,568.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $4,988.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the fund.

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Distributions

The Board of Trustees of Spartan Government Income Fund voted to pay on December 9, 2002, to shareholders of record at the opening of business on December 6, 2002 a distribution of $.04 per share derived from capital gains realized from sales of portfolio securities.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
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5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
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(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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Attn: Distribution Services
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Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
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Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For directions and hours,
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Michigan

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